UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 30

Date of reporting period:	January 31, 2009

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments

As of January 31, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (1.2%)
	Alabama Public School & College Auth.	5.000%	12/1/11		7,750	8,495
	Alabama Public School & College Auth.	5.000%	12/1/12		20,000	22,348
	Alabama Public School & College Auth.	5.000%	5/1/13	(4)	10,000	10,789
	Alabama Public School & College Auth.	5.000%	12/1/13		35,840	40,719
	Alabama Public School & College Auth.	5.500%	8/1/18	(4)	18,195	18,755
	Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09	(4)(ETM)	3,000	2,976
	Montgomery AL Baptist Medical Center (Baptist Health)	5.000%	11/15/10	(4)(ETM)	2,130	2,285
	Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15		1,005	1,036
						107,403
Alaska (0.1%)
[1]	Alaska Housing Finance Corp. TOB VRDO	0.980%	2/6/09	(1)	6,925	6,925

Arizona (2.0%)
	Arizona COP	5.000%	9/1/14	(4)	4,800	5,455
	Arizona COP	5.000%	9/1/15	(4)	4,000	4,590
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10		4,055	4,145
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,079
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		2,000	2,083
	Arizona School Fac. Board Rev. COP	5.250%	9/1/12	(4)	12,350	13,815
	Arizona School Fac. Board Rev. COP	5.000%	9/1/14		16,000	17,929
	Arizona School Fac. Board Rev. COP	5.000%	9/1/15		9,000	10,171
	Arizona Transp. Board Highway Rev.	5.000%	7/1/14		9,075	10,477
	Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/09		9,500	9,509

Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)(ETM)	650	664
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/09	(2)	4,350	4,438
Maricopa County AZ USD	5.000%	7/1/10	(4)	7,230	7,657
Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10	(1)(Prere.)	7,000	7,387
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/10	(10)(ETM)	5,090	5,344
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12		5,075	5,547
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13		3,660	4,070
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11	(1)	5,215	5,638
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10	(1)	5,600	5,908
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10	(1)	5,000	5,275
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12	(1)	5,000	5,526
Pima County AZ COP	5.000%	6/1/11		5,000	5,285

Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(1)	10,000	10,435
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11		12,585	13,450
Scottsdale AZ Refunding	5.000%	7/1/13		5,000	5,727

					172,604
California (8.1%)
California GO	5.000%	6/1/09		25,000	25,221
California GO	5.000%	6/1/09		14,095	14,220
California GO	5.000%	3/1/12		10,755	11,469
California GO	5.000%	4/1/12		5,000	5,340
California GO	5.000%	5/1/13		21,000	22,714
California GO	5.000%	9/1/13		32,125	34,895
California GO	5.000%	4/1/15		21,300	23,231
California GO CP	9.750%	2/3/09		10,000	10,000
California GO CP	9.900%	2/4/09		10,000	10,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/09		2,500	2,523

California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10		3,220	3,306
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10		2,000	2,075
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12		3,000	3,136
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		7,000	7,204
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12		5,000	5,214
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13		2,210	2,328
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14		5,000	5,274
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		10,000	10,611
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		5,000	5,425
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15	(1)	10,000	11,383
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11		3,770	4,038
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12		2,500	2,737
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13		7,500	8,353
California State Dept. of Water Resources Power Supply Rev.	5.250%	5/1/09	(1)	10,000	10,099
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(2)(Prere.)	10,955	12,562
California State Econ. Recovery Bonds	5.000%	7/1/09		18,000	18,260
California State Econ. Recovery Bonds	5.250%	1/1/11		12,640	13,312
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		24,000	24,861
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		24,000	24,648

California State Econ. Recovery Bonds PUT	5.000%	7/1/11		12,000	12,553
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13	(10)	5,000	4,746
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/09		800	798
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10		1,100	1,084
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10		19,600	19,855
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11		15,335	15,482
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12		10,000	10,307
Desert Sands CA School District	0.000%	6/1/12	(2)	10,000	9,253
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/15	(ETM)	18,535	16,245
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	72,940	80,513
Golden State Tobacco Securitization Corp. California	5.000%	6/1/09	(ETM)	3,000	3,038
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10	(ETM)	2,500	2,617
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11		8,000	7,875
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12		10,000	9,635
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13		5,655	5,367
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	27,210	31,061

Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	21,410	24,550
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	25,000	29,827
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13	(Prere.)	20,000	24,758
Kings River Conservation Dist. California COP	5.000%	5/1/10		4,000	3,990
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11	(1)	5,000	5,255
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12	(1)	8,000	8,376
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12	(1)	7,710	8,327
Natomas CA USD COP PUT	5.000%	2/1/10	(2)	10,000	10,002
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14	(12)	2,760	3,130
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15	(12)	4,000	4,577
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12	(1)	3,165	3,394
Univ. of California Rev.	5.000%	5/15/10	(1)	3,500	3,676
Univ. of California Rev.	5.000%	5/15/11	(1)	2,500	2,695
Univ. of California Rev.	5.000%	5/15/12	(1)	3,000	3,314

					700,739
Colorado (0.4%)
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.650%	2/6/09		21,900	21,900
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/13	(1)	11,485	11,337
Jefferson County CO School Dist. GO	5.000%	12/15/12	(2)	3,500	3,921

					37,158
Connecticut (0.4%)
Connecticut GO	5.500%	12/15/11		5,435	6,071
Connecticut GO	5.000%	4/1/12	(1)	9,190	10,200
Connecticut GO	5.000%	5/1/16		10,000	11,807

Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14		5,270	5,948

					34,026
Delaware (0.2%)
Delaware GO	5.000%	1/1/13		9,450	10,685
Delaware GO	5.000%	8/1/15		5,000	5,775

					16,460
District of Columbia (0.6%)
District of Columbia GO	5.000%	6/1/10	(4)	2,045	2,149
District of Columbia GO	5.500%	6/1/10	(2)	1,335	1,401
District of Columbia GO	5.750%	6/1/10	(1)(ETM)	5,000	5,335
District of Columbia GO	5.000%	6/1/11	(4)	2,500	2,691
District of Columbia GO	5.000%	6/1/12	(4)	2,500	2,748
District of Columbia GO	5.500%	6/1/12	(4)	10,000	10,225
District of Columbia GO	5.000%	6/1/13	(4)	4,000	4,470
District of Columbia GO	5.000%	6/1/14	(1)	4,900	5,370
District of Columbia GO	5.000%	6/1/15	(1)	5,000	5,501
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/09	(2)(Prere.)	1,590	1,655
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19	(2)	1,410	1,452
District of Columbia Rev. (George Washington Univ.) VRDO	0.400%	2/6/09		4,520	4,520
District of Columbia Rev. VRDO	0.600%	2/2/09	LOC	5,000	5,000

					52,517
Florida (6.7%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/10		4,900	4,963
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/11		5,900	5,969
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,027
Broward County FL School Board COP	5.000%	7/1/11	(2)	4,460	4,701
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(1)	10,000	10,218
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11	(1)	10,000	10,309
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,692
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12	(1)	15,000	15,604

	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15	(1)	11,000	11,540
[2]	Clay County FL Sales Surtax Rev.	5.000%	10/1/13	(12)	7,025	7,820
[1]	Duval County FL School Board COP TOB VRDO	1.380%	2/6/09	(4)	13,730	13,730
	Florida Board of Educ. Capital Outlay	5.000%	6/1/14		4,225	4,791
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		25,080	26,769
	Florida Board of Educ. Public Educ.	5.000%	1/1/11		6,810	7,269
	Florida Board of Educ. Public Educ.	5.000%	1/1/12		27,730	30,275
	Florida Board of Educ. Public Educ.	5.000%	6/1/16		5,065	5,635
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10		2,495	2,625
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12		7,630	8,272
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13		8,010	8,822
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14		8,410	9,325
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(1)	9,555	10,648
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15		8,830	9,840
	Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12	(1)	7,050	7,482
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13		5,820	6,399
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/14		6,110	6,762
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/15		6,415	7,149
	Florida Dept. of Transp.	6.375%	7/1/10		10,075	10,802
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		37,600	40,071
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		22,000	23,237
	Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11		15,500	15,646
	Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11		9,000	9,078
	Florida Turnpike Auth. Rev.	5.000%	7/1/15	(4)	5,000	5,605

Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		25,000	25,741
Hillsborough County FL IDA PUT	5.150%	9/1/13		8,000	7,914
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11		7,500	7,781
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.620%	2/2/09	LOC	15,300	15,300
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13	(1)	5,000	5,029
Miami-Dade County FL School Board COP	5.000%	5/1/15	(12)	4,000	4,483
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11	(1)	15,000	15,933
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		15,000	15,284
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	4,430	5,036
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	8,190	9,311
Palm Beach County FL School Board COP	5.375%	8/1/12	(4)(Prere.)	4,500	5,116
South Florida Water Management Dist.	5.000%	10/1/10	(2)	3,000	3,148
South Florida Water Management Dist.	5.000%	10/1/11	(2)	7,100	7,612
South Florida Water Management Dist.	5.000%	10/1/12	(2)	2,150	2,347
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,990	5,221
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/12		3,000	3,153
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.500%	2/1/13	(Prere.)	10,000	11,538
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/13		2,500	2,652
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11	LOC	4,000	4,122

Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10	LOC	5,000	5,182
Univ. of South Florida Financing Corp. VRDO	0.500%	2/6/09	LOC	53,550	53,550

					584,528
Georgia (2.8%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		5,000	4,935
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		10,000	9,871
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		11,000	11,250
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(1)	14,500	14,778
Coffee County GA School Dist. GO	6.000%	8/1/10		1,000	1,073
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14	(1)	10,000	10,126
Georgia GO	5.250%	12/1/10		6,775	7,285
Georgia GO	5.000%	8/1/11		17,890	19,541
Georgia GO	5.000%	10/1/11		3,810	4,184
Georgia GO	5.000%	4/1/13		10,815	12,304
Georgia GO	5.500%	7/1/14		4,000	4,752
Georgia GO	5.500%	7/1/15		19,095	23,051
Georgia GO	5.500%	7/1/16		5,000	5,819
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/13		5,260	5,857
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/13	(4)	4,885	5,548
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.500%	2/6/09	LOC	10,000	10,000
Gwinnett County GA School Dist. GO	5.000%	2/1/12		10,000	11,067
Gwinnett County GA School Dist. GO	5.000%	2/1/13		10,000	11,325
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		12,000	11,077
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12		15,000	14,561
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/14		4,995	5,501
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/15		3,685	4,090
Muni. Electric Auth. Georgia CP	1.800%	3/12/09	LOC	18,000	18,027

	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.000%	1/1/15		2,060	2,287
	Paulding County GA School Dist. GO	5.000%	8/1/09		1,500	1,533
	Paulding County GA School Dist. GO	5.000%	8/1/11		1,000	1,085
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		10,000	10,911

						241,838
Hawaii (1.3%)
	Hawaii GO	5.000%	7/1/09	(2)	15,660	15,951
	Hawaii GO	5.000%	10/1/09	(1)	1,480	1,524
	Hawaii GO	5.000%	7/1/10	(2)	14,250	15,076
	Hawaii GO	5.000%	10/1/10	(1)	5,090	5,412
	Hawaii GO	5.000%	7/1/11	(2)	24,310	26,373
	Hawaii GO	5.000%	7/1/12	(2)	23,735	26,393
	Hawaii Highway Rev.	5.375%	7/1/11	(4)(Prere.)	5,125	5,643
	Honolulu HI City & County GO	5.000%	7/1/11	(1)	4,750	5,144
	Honolulu HI City & County GO	5.250%	7/1/11	(1)	3,900	4,243
	Honolulu HI City & County GO	5.000%	7/1/12	(1)	4,320	4,784

						110,543
Idaho (0.1%)
[2]	Idaho Housing & Finance Assn. RAN	5.000%	7/15/13		4,070	4,561

Illinois (4.0%)
	Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11	(1)	5,185	4,774
	Chicago IL Board of Educ. GO	0.000%	12/1/09	(1)	9,895	9,725
	Chicago IL Board of Educ. GO	0.000%	12/1/10	(1)	4,000	3,809
[1]	Chicago IL Board of Educ. TOB VRDO	1.380%	2/6/09	(4)	11,155	11,155
	Chicago IL GO	5.700%	7/1/10	(3)(Prere.)	9,655	10,421
	Chicago IL GO	5.000%	1/1/14	(4)	37,590	42,415
	Chicago IL GO	5.000%	1/1/14	(4)(Prere.)	4,135	4,783
[1]	Chicago IL GO TOB VRDO	0.890%	2/6/09	(4)	2,400	2,400
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(ETM)	8,265	8,420
	Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10	(ETM)	5,000	5,318
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(4)	2,500	2,709
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/13	(4)	4,200	4,624

	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/14	(4)	2,500	2,784
	Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11	(Prere.)	4,725	5,299
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.400%	2/6/09		35,000	35,000
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,000	7,100
	Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	0.450%	2/6/09	LOC	13,000	13,000
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,463
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,275	4,590
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13	(4)	4,300	4,617
	Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/09		4,000	4,022
	Illinois GO	4.500%	6/24/09		25,000	25,286
	Illinois GO	5.000%	3/1/10		6,300	6,577
	Illinois GO	5.000%	1/1/11		7,000	7,469
	Illinois GO	5.500%	8/1/14		7,275	7,665
	Illinois GO	5.500%	8/1/18	(4)	5,000	5,268
	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.650%	2/2/09	LOC	12,800	12,800
	Illinois Sales Tax Rev.	5.000%	6/15/10		1,500	1,581
	Illinois Sales Tax Rev.	5.250%	6/15/12		2,000	2,225
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/15	(4)	17,970	20,544
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	3.250%	2/6/09	(4)	12,000	12,000
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/09	(3)(ETM)	18,625	18,560
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11	(1)	20,000	18,767
[1]	Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	0.980%	2/6/09	(1)	9,455	9,455
	Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12	(2)	4,000	4,325
	Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13	(2)	5,000	5,502

						349,452

Indiana (1.6%)
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/13		3,000	3,218
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14		3,485	3,755
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15		3,570	3,857
	Indiana Finance Auth. Rev.	5.000%	7/1/12		13,725	15,074
[2]	Indiana Finance Auth. Rev. (Miami Correctional Fac.)	5.000%	7/1/13		6,620	7,339
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13		3,750	3,971
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	10/1/09		10,000	10,192
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10		10,000	10,269
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10		7,930	8,157
	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11		5,500	5,657
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/10		2,000	2,013
	Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13		10,585	11,841
[1]	Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.600%	2/6/09	(3)	9,120	9,120
[1]	Indianapolis IN Thermal Energy System TOB VRDO	0.770%	2/6/09	(13)	9,890	9,890
	Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11	(2)	10,000	10,092
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12		7,500	7,804

[1]	Tri-Creek Middle School Building Corp. TOB VRDO	0.880%	2/6/09	(4)	14,210	14,210

						136,459
Kansas (0.5%)
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13		32,590	37,377
	Newton KS Hospital Rev. (Newton Healthcare Corp.) VRDO	0.450%	2/6/09	LOC	5,000	5,000
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12		1,525	1,621
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14		1,000	1,079
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15		2,000	2,159

						47,236
Kentucky (1.0%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12	(1)	13,065	14,493
	Kentucky Property & Building Comm. Rev.	5.250%	10/1/15	(4)	40,000	46,597
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/09	(2)	15,000	15,305
	Louisville & Jefferson County KY Metro. Environmental Facs. (Louisville Gas & Electric Co.) PUT	5.625%	12/3/12		10,000	10,145
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11		770	783
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12		810	819
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13		855	865
	Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16		990	975

						89,982
Louisiana (0.9%)
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10	(1)	1,980	2,066
	Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11	(1)	2,085	2,233
	Louisiana GO	5.000%	5/1/10	(4)	16,980	17,796
	Louisiana GO	5.250%	8/1/16	(1)	5,000	5,653

Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38		6,605	6,927
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10		17,250	17,446
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13		2,675	2,671
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14		3,950	3,905
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14	(2)	5,000	5,208
Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		15,000	15,368

					79,273
Maine (0.3%)
Maine GO	5.000%	7/15/10	(2)	3,095	3,283
Maine GO	5.000%	7/15/12	(2)	8,055	8,997
Maine Housing Auth. Mortgage Rev. VRDO	2.550%	2/6/09		12,000	12,000

					24,280
Maryland (2.3%)
Maryland Dept. of Transp.	5.000%	5/1/10		16,975	17,887
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11		830	737
Maryland GO	5.250%	2/15/10		6,140	6,439
Maryland GO	5.000%	2/1/11		15,000	16,142
Maryland GO	5.000%	3/15/11		19,445	21,007
Maryland GO	5.000%	8/1/11		18,200	19,884
Maryland GO	5.000%	3/15/12		20,415	22,689
Maryland GO	5.000%	8/1/14		10,000	11,671
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13		3,000	3,226
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13		2,395	2,517
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14		3,150	3,313
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15		5,900	6,190
Maryland Transp. Auth. Rev.	5.000%	3/1/12		5,000	5,531
Maryland Transp. Auth. Rev.	5.000%	7/1/13		9,085	10,373

	Maryland Transp. Auth. Rev.	5.000%	7/1/14		9,615	11,137
	Maryland Transp. Auth. Rev.	5.000%	7/1/15		9,995	11,727
	Montgomery County MD GO	5.000%	5/1/14		12,310	14,287
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		11,435	12,124
	Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10		5,000	5,301

						202,182
Massachusetts (4.6%)
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.100%	2/6/09		41,455	41,455
	Massachusetts GAN	5.750%	12/15/10		3,000	3,250
	Massachusetts GO	5.000%	8/1/09		37,715	38,566
	Massachusetts GO	5.875%	2/1/10	(Prere.)	10,000	10,629
	Massachusetts GO	5.750%	6/1/10	(Prere.)	8,545	9,117
	Massachusetts GO	5.000%	8/1/10		38,955	41,319
	Massachusetts GO	6.000%	11/1/10		10,015	10,840
	Massachusetts GO	5.500%	11/1/11	(4)	29,300	32,495
	Massachusetts GO	5.000%	9/1/12		8,000	8,950
	Massachusetts GO	5.000%	3/1/15	(Prere.)	10,000	11,793
	Massachusetts GO	5.000%	9/1/15	(Prere.)	5,000	5,938
	Massachusetts GO	5.500%	10/1/15		5,000	6,006
[1]	Massachusetts GO TOB VRDO	0.700%	2/2/09	(1)	25,095	25,095
[1]	Massachusetts GO TOB VRDO	3.500%	2/6/09	(4)LOC	18,450	18,450
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10	(Prere.)	5,825	6,298
	Massachusetts Housing Finance Agency Housing Rev. VRDO	3.000%	2/6/09	(4)	22,800	22,800
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/09	(1)	14,110	14,266
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11	(4)	12,000	13,085
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	10,000	11,375
	Massachusetts Special Obligation Rev.	5.000%	12/15/10	(4)	10,000	10,684
	Massachusetts Special Obligation Rev.	5.500%	6/1/12		10,000	11,206
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13		7,550	8,696
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.770%	2/6/09	(4)LOC	28,000	28,000

Springfield MA GO	5.000%	8/1/11	(1)	3,500	3,782
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11	(2)	6,905	7,326

					401,421
Michigan (3.0%)
Clarkston MI Community School GO	5.000%	5/1/14	(4)	5,180	5,882
Detroit MI City School Dist. GO	5.000%	5/1/11	(3)	3,510	3,721
Detroit MI GO	5.000%	4/1/13	(12)	9,345	9,588
Detroit MI GO	5.000%	4/1/14	(12)	2,735	2,790
Detroit MI Sewer System Rev.	6.000%	1/1/10	(3)(Prere.)	15,000	15,881
Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	8,510	8,759
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12	(1)	20,000	21,220
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11		23,000	24,132
Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12		25,000	25,543
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	33,000	35,449
Michigan Building Auth. Rev.	5.500%	10/15/09		5,000	5,153
Michigan Building Auth. Rev.	5.000%	10/15/12	(2)	5,615	6,093
Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	7,200	7,981
Michigan Building Auth. Rev. PUT	5.000%	10/15/11	(2)	12,000	12,883
Michigan GO	5.000%	9/15/11	(4)	4,755	5,098
Michigan GO	5.000%	5/1/14		12,000	13,556
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		17,000	17,830
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15		2,315	2,680
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10		3,000	3,187
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		6,700	7,056
Michigan Trunk Line Rev.	5.000%	9/1/12	(4)	13,015	14,404
Univ. of Michigan Univ. Rev.	5.250%	12/1/11		5,000	5,395
Univ. of Michigan Univ. Rev.	5.250%	12/1/12		8,500	9,281

					263,562
Minnesota (1.6%)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14		1,000	1,038
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15		1,245	1,287

Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12	(Prere.)	39,000	45,195
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12	(Prere.)	4,000	4,672
Minnesota GO	5.000%	11/1/10		8,845	9,442
Minnesota GO	5.250%	11/1/12		6,375	6,792
Minnesota GO	4.000%	12/1/13		3,900	4,326
Minnesota GO	5.000%	12/1/13		10,615	12,265
Minnesota GO	5.000%	8/1/14		6,970	8,111
Minnesota GO	5.000%	12/1/14		8,145	9,542
Minnesota GO	5.000%	12/1/15		8,145	9,642
Minnesota GO	5.000%	12/1/16		8,150	9,698
Minnesota Public Fac. Water PCR	5.500%	3/1/09		4,500	4,520
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/13		7,825	8,189
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/14		5,250	5,500

					140,219
Mississippi (0.7%)
Madison County MS School Dist.	5.000%	9/1/10	(1)	4,370	4,605
Mississippi Business Finance Corp. Rev. (Promenade D Iberville Project) VRDO	0.500%	2/6/09	LOC	20,000	20,000
Mississippi GO	6.000%	11/1/09	(Prere.)	7,250	7,550
Mississippi GO	5.250%	12/1/10		8,800	9,427
Mississippi GO	5.250%	11/1/14		8,970	10,381
Mississippi GO	5.000%	11/1/15	(1)	7,475	8,747
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/09		500	506
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10		500	515
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11		1,000	1,037
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12		1,000	1,039
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15		1,500	1,561

					65,368

Missouri (0.5%)
	Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	10,000	10,229
	Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13	(Prere.)	15,320	17,773
	Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12	(Prere.)	10,000	11,097
	Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/12	(1)	2,000	2,054

						41,153
Montana (0.2%)
	Montana State Board of Regents Higher Educ. Rev. VRDO	0.620%	2/2/09	LOC	17,200	17,200

Multiple State (0.1%)
[1]	Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/10	LOC	5,000	5,193

Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project No. 1	1.786%	12/1/10		25,000	22,875
	Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15		5,000	4,245
	Nebraska Public Power Dist. Rev.	5.000%	1/1/10	(1)	11,635	12,008
	Nebraska Public Power Dist. Rev.	5.000%	1/1/11	(1)	3,560	3,756
	Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14		5,000	5,653

						48,537
Nevada (2.3%)
	Clark County NV Bond Bank GO	5.500%	7/1/10	(1)(Prere.)	13,025	13,899
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13		6,355	7,030
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14		6,100	6,793
	Clark County NV School Dist. GO	4.000%	6/1/09	(1)	12,265	12,398
	Clark County NV School Dist. GO	5.250%	6/15/10	(1)	7,875	8,278

Clark County NV School Dist. GO	5.500%	12/15/11	(4)(Prere.)	5,000	5,601
Clark County NV School Dist. GO	5.000%	6/15/12		10,115	11,053
Clark County NV School Dist. GO	5.000%	6/15/12	(1)	5,380	5,879
Clark County NV School Dist. GO	5.000%	6/15/13	(1)	16,050	17,782
Clark County NV School Dist. GO	5.000%	6/15/14	(1)	9,680	10,824
Clark County NV School Dist. GO	5.000%	6/15/14		4,000	4,477
Clark County NV School Dist. GO	5.000%	6/15/15	(4)	17,760	20,175
Clark County NV School Dist. GO	5.000%	6/15/15	(2)	5,020	5,665
Clark County NV School Dist. GO VRDO	0.600%	2/2/09	(4)	18,240	18,240
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11	(1)	6,735	7,278
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/09		4,000	4,024
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14		8,000	8,072
Nevada GO	5.000%	12/1/12	(4)	11,165	12,423
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12	(1)	14,495	16,129
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14	(1)	5,905	6,888

					202,908
New Hampshire (0.2%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10	(2)	14,000	14,276

New Jersey (5.6%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12	(4)	6,260	7,056
New Jersey Building Auth. Rev.	5.000%	6/15/11		15,090	16,268
New Jersey Building Auth. Rev.	5.000%	6/15/12		11,465	12,606
New Jersey Building Auth. Rev.	5.000%	6/15/14		6,790	7,686
New Jersey Building Auth. Rev.	5.000%	6/15/15		7,650	8,757
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11		4,000	4,279

	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14		7,000	7,776
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15		5,420	6,061
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10	(4)	7,000	7,027
	New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17		1,350	1,217
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,035
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		3,000	3,171
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13		14,670	16,084
	New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14		14,565	16,101
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	10,000	11,001
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14		11,165	12,370
	New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/15		11,255	12,556
	New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/12		6,955	7,227
	New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/10	(2)(ETM)	8,485	8,862
	New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14		6,540	7,354
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11	(1)	30,000	32,695
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12	(1)	4,200	4,587
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12	(4)	8,000	9,138
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15	(4)(Prere.)	19,130	22,508
[1]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.350%	2/6/09		10,010	10,010
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(Prere.)	5,000	5,235
	New Jersey Turnpike Auth. Rev. VRDO	2.750%	2/6/09	(4)	50,700	50,700
	New Jersey Turnpike Auth. Rev. VRDO	3.750%	2/6/09	LOC	50,000	50,000
	Newark NJ GO	5.000%	10/1/11	(4)	2,000	2,157

Tobacco Settlement Financing Corp. New Jersey Rev.	4.000%	6/1/09		1,400	1,396
Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10		3,640	3,589
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11		4,905	4,749
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		5,000	4,706
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12	(Prere.)	10,200	11,347
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	45,915	50,042
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	20,000	21,162
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13	(Prere.)	4,600	5,463
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13	(Prere.)	17,705	21,569
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		2,000	1,822

					487,369
New Mexico (0.7%)
Albuquerque NM GO	5.000%	7/1/12	(2)	11,350	12,649
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12	(3)	8,000	7,974
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	20,000	19,985
New Mexico GO	5.000%	3/1/13		8,000	9,061
New Mexico Severance Tax Rev.	5.000%	7/1/10	(2)	2,000	2,110
New Mexico Severance Tax Rev.	5.000%	7/1/11		1,000	1,082
New Mexico Severance Tax Rev.	5.000%	7/1/11	(2)	2,000	2,162
New Mexico Severance Tax Rev.	5.000%	7/1/12		1,550	1,714

					56,737
New York (11.4%)
Battery Park City NY Auth. Rev.	5.250%	11/1/16		14,275	16,176

	Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/09	(4)	3,140	3,165
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11	(4)	16,690	15,878
	Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12	(1)	48,900	52,357
	Long Island NY Power Auth. Electric System Rev. VRDO	3.750%	2/6/09	(4)	20,405	20,405
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10	(1)(Prere.)	7,900	8,490
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.550%	2/6/09	(13)	27,980	27,980
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.550%	2/6/09	(13)	42,605	42,605
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	3.500%	2/6/09	(4)	30,000	30,000
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11		22,080	23,930
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12		3,500	3,842
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12		14,110	15,614
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13		3,325	3,701
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14		50,000	52,047
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	3.500%	2/6/09	(4)LOC	10,630	10,630
	Nassau County NY Interim Finance Auth. VRDO	1.750%	2/6/09		18,200	18,200
	New York City NY GO	5.000%	6/1/10		8,000	8,373
	New York City NY GO	5.000%	8/1/10		13,965	14,671
	New York City NY GO	5.000%	3/1/11		6,000	6,360
	New York City NY GO	5.000%	8/1/11		5,000	5,348
	New York City NY GO	5.750%	8/1/11	(1)	15,750	16,863
	New York City NY GO	5.000%	8/1/12		8,000	8,686
	New York City NY GO	5.000%	8/1/12		8,450	9,174
	New York City NY GO	5.250%	8/1/12		4,230	4,530
	New York City NY GO	5.000%	8/15/13		1,690	1,856
	New York City NY GO	5.000%	8/1/14		25,000	27,643
	New York City NY GO	5.750%	8/1/14	(2)	7,785	8,716
	New York City NY GO	5.000%	8/15/14		12,890	14,259
	New York City NY GO	5.000%	9/1/14		16,860	18,661
	New York City NY GO	5.000%	8/1/15		7,885	8,634

	New York City NY GO	5.000%	8/1/15		26,260	29,165
	New York City NY GO	5.000%	8/15/15		17,910	19,897
	New York City NY GO	5.000%	9/1/15		21,325	23,699
	New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12		6,665	7,101
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10	(1)	3,090	3,237
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12	(1)	5,000	5,411
	New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13	(4)	4,435	4,976
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		24,375	25,760
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		37,600	39,180
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11		14,370	15,656
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.880%	2/6/09	(4)	5,000	5,000
	New York State Dormitory Auth. Rev.	5.000%	8/15/09	(4) (7)	1,900	1,943
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10	(3)(Prere.)	2,215	2,375
	New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10	(3)(Prere.)	4,475	4,798
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/12		5,250	5,867
	New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13	(3)	20,350	22,143
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/09		2,055	2,046
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11		1,000	930
	New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12		1,000	891
	New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12	(2)	12,560	13,217

New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	3.245%	1/19/10	(1)	14,650	14,779
New York State GO	5.000%	4/15/09		2,900	2,926
New York State Local Govt. Assistance Corp. VRDO	1.250%	2/6/09		45,000	45,000
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15		5,410	6,076
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18		7,000	7,678
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18		8,415	9,108
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/09	(1)(ETM)	4,000	4,031
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/10	(1)	2,500	2,618
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11	(3)(Prere.)	2,000	2,210
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11	(3)(Prere.)	3,000	3,315
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11	(1)(Prere.)	7,500	8,327
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13	(1)	15,000	16,645
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/10		11,395	11,939
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13		5,500	6,056
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12		6,500	6,979
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		5,145	5,353
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		10,000	10,526
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12		7,000	7,584
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/13		1,925	1,927

Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17		14,950	15,361
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		20,000	20,643
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14	(ETM)	2,045	2,381
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14		11,690	13,421
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.250%	2/6/09	(4)	25,260	25,260
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		9,000	9,278

					991,507
North Carolina (2.0%)
Durham NC COP	5.000%	6/1/10		2,170	2,270
Durham NC COP	5.000%	6/1/11		1,080	1,152
Durham NC COP	5.000%	6/1/13		1,000	1,095
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10		25,745	26,257
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10		6,900	7,045
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11		15,500	16,138
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12		9,000	9,449
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14		5,000	5,228
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15		20,000	20,841
North Carolina GO	5.000%	3/1/12		13,980	15,514
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/09	(4)	10,000	10,001
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/10	(4)	10,000	10,413
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10		9,180	9,549
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14		2,775	2,949
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15	(4)	7,370	7,785

North Carolina Medical Care Comm. Hosp. Rev. (Iredell Memorial Hosp. Project) VRDO	0.350%	2/2/09	LOC	4,625	4,625
Wake County NC Public Improvement GO	5.000%	3/1/14		23,000	26,565

					176,876
Ohio (3.3%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		10,000	8,990
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11		5,000	4,916
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12		1,480	1,424
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14		5,495	5,095
Cincinnati OH City School Dist. GO	5.375%	12/1/11	(1)(Prere.)	3,350	3,727
Cincinnati OH City School Dist. GO	5.000%	12/1/12	(4)	1,140	1,282
Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)	2,000	2,293
Cincinnati OH City School Dist. GO	5.000%	12/1/13	(4)(Prere.)	5,525	6,414
Cleveland OH Water Works Rev. VRDO	1.750%	2/6/09	(4)	4,000	4,000
Columbus OH GO	5.000%	9/1/11		5,000	5,471
Columbus OH GO	5.000%	6/15/12		7,955	8,891
Columbus OH GO	5.000%	9/1/12		5,600	6,295
Columbus OH GO	5.000%	9/1/13		5,600	6,430
Columbus OH GO	5.000%	9/1/13		10,430	11,975
Cuyahoga County OH (Capital Improvement) GO	0.000%	10/1/09	(1)	4,200	4,171
Hilliard OH School Dist. GO	0.000%	12/1/14	(1)	2,720	2,330
Hilliard OH School Dist. GO	0.000%	12/1/15	(1)	3,720	3,049
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,905
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14	(4)	4,500	4,905
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,690
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	3,000	3,594

Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	3,270	3,630
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11		12,000	12,629
Ohio Building Auth. Rev. (Administration Building Fund)	5.250%	10/1/15	(1)	11,780	13,754
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12	(4)	3,055	3,357
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14		12,000	13,738
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10	(Prere.)	2,000	2,139
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10	(4)	11,510	12,308
Ohio GO	5.000%	9/15/14		5,920	6,840
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11		6,115	6,734
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12	(Prere.)	5,000	5,733
Ohio Higher Educ. GO	5.250%	11/1/11		5,000	5,505
Ohio Higher Educ. GO	5.000%	8/1/12		6,525	7,273
Ohio Higher Educ. GO	5.000%	11/1/14		4,250	4,921
Ohio Highway Capital Improvements GO	5.000%	5/1/12		6,280	6,966
Ohio Highway Capital Improvements GO	5.000%	5/1/13		6,300	7,144
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12		6,805	7,630
Ohio Infrastructure Improvement GO	5.000%	3/1/10		4,000	4,185
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10	(1)	7,140	7,523
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11	(1)	3,800	4,102
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13		6,000	6,814
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16		3,515	4,087
Ohio Water Dev. Auth. PCR	5.250%	12/1/09		3,625	3,769
Ohio Water Dev. Auth. PCR	5.000%	12/1/11		4,030	4,440
Ohio Water Dev. Auth. PCR	5.000%	6/1/13		7,000	7,981
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14	(Prere.)	6,300	7,346

Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12		2,625	2,694
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13		2,760	2,848
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14		2,895	2,980

					284,917
Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	10,000	10,791
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12	(4)	3,500	3,861
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13		2,000	2,152
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14		4,900	5,303
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15		4,670	5,076
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15	(1)	9,035	10,179
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15		8,640	9,893
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11		10,000	10,615
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	(4)	5,300	5,715

					63,585
Oregon (0.3%)
Oregon State Dept. Administrative Services	5.250%	11/1/11	(1)	12,090	13,199
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12	(1)	5,000	5,435
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	4.000%	5/1/14	(1)	5,000	5,017

					23,651
Pennsylvania (4.9%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		36,000	38,379
Allegheny County PA Port Auth. Rev.	6.375%	3/1/09	(1)(Prere.)	5,500	5,583

Beaver County PA IDA PCR (FirstEnergy) PUT	3.375%	10/1/09		5,000	4,934
Chester County PA GO	5.000%	5/15/15	(Prere.)	13,355	15,793
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10		2,690	2,633
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12		2,970	2,794
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		1,165	1,080
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14		3,280	3,042
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		1,140	1,032
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15		3,440	3,114
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		1,175	1,041
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16		3,510	3,109
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		17,000	17,413
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.000%	2/6/09		11,000	11,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.000%	2/6/09		2,330	2,330
Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	0.500%	2/6/09	LOC	12,800	12,800
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/10		2,500	2,505

Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/11		2,500	2,486
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/13		5,675	5,545
North Hills PA School Dist. GO	5.250%	12/15/15	(4)(Prere.)	5,030	6,080
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	25,150	29,676
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10		10,000	10,156
Pennsylvania GO	5.500%	2/1/12		20,950	23,373
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	6.000%	5/1/09	(Prere.)	3,470	3,518
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11	(2)	4,000	4,285
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13		5,630	6,200
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16	(2)	14,290	15,706
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/11	(1)	3,000	3,206
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	7,550	8,398
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	6,370	7,086
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11	(2)(Prere.)	12,010	13,396
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14		2,355	2,577
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15		4,570	5,026
Philadelphia PA Gas Works Rev.	5.250%	7/1/09	(4)	8,885	9,021
Philadelphia PA Gas Works Rev.	5.500%	8/1/11	(4)(Prere.)	3,315	3,669
Philadelphia PA GO	5.000%	8/1/11	(11)	5,495	5,759
Philadelphia PA GO	5.000%	8/1/13	(4)	19,000	21,182
Philadelphia PA GO	5.125%	8/1/13	(11)	6,050	6,499
Philadelphia PA GO	5.000%	8/1/14	(4)	20,385	22,947
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	7,420	8,098
Philadelphia PA School Dist. GO	5.750%	2/1/11	(4)(Prere.)	6,415	7,001

	Philadelphia PA School Dist. GO	5.500%	8/1/11	(4)	5,100	5,569
	Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14	(2)	7,100	7,989
	Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15	(2)	1,500	1,672
[1]	Philadelphia PA Water & Waste Water Rev. TOB VRDO	1.350%	2/6/09	(4)	9,940	9,940
	Pittsburgh PA GO	5.000%	9/1/09	(1)(ETM)	11,650	11,958
	Pittsburgh PA GO	5.000%	9/1/09	(1)	2,815	2,857
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/13		6,265	6,804
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/14		5,470	5,977
	Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.500%	6/1/15		5,000	5,550
	Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10	(Prere.)	5,175	5,508

						423,296
Puerto Rico (0.8%)
	Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11		2,650	2,629
	Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12		4,510	4,489
	Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13		4,000	4,001
	Puerto Rico GO	5.000%	7/1/09	(ETM)	460	469
	Puerto Rico GO	5.000%	7/1/09	(ETM)	3,595	3,663
	Puerto Rico GO PUT	5.000%	7/1/12		16,000	15,213
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11	(2)	5,550	5,625
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12	(2)	3,000	3,037
	Puerto Rico Muni. Finance Agency	5.000%	8/1/10		5,000	5,005
	Puerto Rico Muni. Finance Agency	5.000%	8/1/11		7,000	6,943
	Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	23,265	22,782

						73,856

Rhode Island (0.1%)
	Providence RI GO PUT	3.950%	1/15/11	(11)	5,000	5,206

South Carolina (1.0%)
	Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09		2,245	2,315
[1]	Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.) TOB VRDO	0.500%	2/6/09		33,000	33,000
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13		8,575	9,006
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14		9,355	9,843
	Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15		7,380	7,769
	South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Conway Hosp.) VRDO	0.670%	2/2/09	(12)	12,200	12,200
	South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2)(Prere.)	10,000	10,988
	Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18		6,680	6,345

						91,466
South Dakota (0.2%)
	South Dakota State Building Auth. Rev.	5.000%	12/1/09	(2)	5,955	6,170
	South Dakota State Building Auth. Rev.	5.000%	12/1/10	(2)	2,680	2,858
	South Dakota State Building Auth. Rev.	5.000%	12/1/11	(2)	1,000	1,094
	South Dakota State Building Auth. Rev.	5.000%	12/1/12	(2)	3,005	3,350

						13,472
Tennessee (2.0%)
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/14		1,500	1,613
	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/15		1,390	1,501
	Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	5,000	5,323
	Memphis TN Electric System Rev.	5.000%	12/1/11	(1)	17,000	18,545
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	17,352

Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	19,075	19,181
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	30,890	32,050
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13		4,500	4,592
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/10		2,570	2,692
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/11		2,230	2,382
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/12		2,300	2,488
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/13		3,600	3,940
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/14		4,805	5,297
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/15		5,390	5,969
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/16		2,500	2,760
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		10,000	9,603
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11		5,000	4,688
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12		10,000	9,167

Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13		28,000	25,123

					174,266
Texas (10.4%)
Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14		2,855	3,339
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/10		5,000	5,264
Dallas TX GO	5.000%	2/15/09		6,540	6,552
Dallas TX GO	5.000%	2/15/10		6,540	6,836
Dallas TX GO	5.000%	2/15/12		26,935	29,690
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	(4)	5,950	6,335
Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10		5,570	5,953
El Paso TX Water & Sewer Rev.	5.000%	3/1/14	(4)	2,175	2,462
El Paso TX Water & Sewer Rev.	5.000%	3/1/15	(4)	1,500	1,719
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		7,500	7,643
Garland TX GO	5.250%	2/15/11	(4)	2,255	2,431
Garland TX GO	5.250%	2/15/12	(4)	2,500	2,769
Garland TX Independent School Dist.	5.000%	2/15/12		4,210	4,644
Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12		27,465	29,007
Harlingen TX Independent School Dist. GO	5.500%	8/15/09	(Prere.)	4,000	4,108
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.450%	2/6/09	LOC	10,000	10,000
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13		15,000	16,257
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14		11,000	11,995
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15		6,530	7,149
Harris County TX Flood Control Dist. GO	5.000%	10/1/11		5,005	5,455
Harris County TX Flood Control Dist. GO	5.250%	10/1/14	(Prere.)	8,360	9,920
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.650%	2/2/09		24,845	24,845

	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.700%	2/2/09	(4)	8,600	8,600
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.700%	2/2/09	(4)	10,700	10,700
[1]	Harris County TX Rev. TOB VRDO	1.080%	2/6/09	(4)	9,900	9,900
	Harris County TX Toll Road Rev.	6.000%	8/1/09	(1)	4,750	4,878
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/12	(4)	24,250	26,334
[1]	Houston TX Airport System Rev. TOB VRDO	1.390%	2/6/09	(4)	13,200	13,200
	Houston TX GO	5.000%	3/1/10	(1)	5,120	5,346
	Houston TX GO	5.500%	9/1/10	(4)(Prere.)	10,885	11,669
	Houston TX Independent School Dist. GO	0.000%	2/15/12		5,535	5,198
	Houston TX Independent School Dist. GO	5.000%	2/15/13		9,000	10,156
	Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,700	2,842
	Houston TX Util. System Rev.	5.250%	11/15/11	(4)	4,425	4,854
	Houston TX Util. System Rev.	5.000%	11/15/12	(4)	4,270	4,740
	Houston TX Util. System Rev.	5.250%	5/15/16	(1)	10,000	11,185
	Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	12,000	12,715
	Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11		2,050	2,234
	Lewisville TX Independent School Dist.	0.000%	8/15/09		2,430	2,416
	Lewisville TX Independent School Dist.	0.000%	8/15/10		5,000	4,874
	Lewisville TX Independent School Dist.	5.000%	8/15/13		8,225	9,377
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17	(2)	17,195	17,578
	Lubbock TX Independent School Dist. VRDO	0.400%	2/2/09	LOC	41,000	41,000
[1]	Matagorda County TX Navigation Dist. PCR (AEP Texas Central Co. Project) TOB PUT	4.350%	3/2/09	(2)	39,000	39,000
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		17,500	17,587
	Montgomery County TX PUT	5.000%	9/1/10	(4)	3,000	3,138

Montgomery County TX PUT	5.000%	9/1/10	(4)	9,000	9,551
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/15	(4)(Prere.)	10,000	11,250
North Texas Tollway Auth. Rev.	5.000%	1/1/12		5,580	5,821
North Texas Tollway Auth. Rev.	5.250%	1/1/12		71,215	72,717
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13		31,190	31,288
Northside TX Independent School Dist. PUT	3.780%	6/1/09		10,000	10,100
Northside TX Independent School Dist. PUT	3.600%	8/1/09		10,305	10,461
Northside TX Independent School Dist. PUT	3.700%	8/1/10		8,500	8,608
Round Rock TX Independent School Dist. GO	0.000%	8/15/09	(1)	6,750	6,713
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13		24,325	22,748
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14		12,360	11,303
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11		4,350	4,673
San Antonio TX Electric & Gas Rev.	5.000%	2/1/14		10,115	11,432
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,210	8,399
San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		22,000	22,592
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13		3,000	3,382
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14		3,635	4,162
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09	(4)	10,000	10,123
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/09	(4)	10,000	10,123
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12		3,500	3,637

	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13		1,385	1,455
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.500%	2/2/09		2,800	2,800
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,210	4,550
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/11		4,830	5,220
	Texas A & M Univ. Rev. Financing System	5.000%	5/15/13		5,000	5,660
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.667%	12/15/09		15,030	14,128
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.737%	9/15/10		5,005	4,479
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12		5,000	4,548
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13		1,000	898
	Texas Muni. Power Agency Rev.	4.400%	9/1/11	(1)	10,185	10,206
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		9,605	10,607
	Texas State Transp. Comm. First Tier	5.000%	4/1/13		12,000	13,543
	Texas State Transp. Comm. First Tier	5.000%	4/1/14		27,410	31,385
	Texas State Univ. System Rev.	5.000%	3/15/12		2,380	2,613
	Texas State Univ. System Rev.	5.000%	3/15/15		7,005	8,034
	Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/09		1,415	1,426
	Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11		3,500	3,485
	Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/09		2,125	2,107
[2]	Univ. of Houston TX Rev.	4.000%	2/15/13		2,000	2,145
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,610	2,674
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/09		2,500	2,561
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10		4,175	4,421
	Williamson County TX GO	5.500%	2/15/11	(4)(Prere.)	4,845	5,272

						907,194
Utah (0.4%)
	Salt Lake County UT GO	5.000%	6/15/10		9,100	9,633
	Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11	(4)	6,000	5,730

	Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12	(4)(Prere.)	4,425	5,011
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	4.000%	2/6/09		12,420	12,420

						32,794
Virginia (1.1%)
	Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13		5,000	4,926
	Fairfax County VA Water Auth. Rev.	5.000%	4/1/14	(Prere.)	21,535	24,974
	New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11		5,810	5,935
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	5,000	5,861
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/10		17,925	18,714
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13		5,205	5,957
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/14		2,000	2,321
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/15		2,150	2,521
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/16		500	588
	Virginia GO	5.000%	6/1/14		8,750	10,170
	Virginia Public Building Auth. Rev.	5.000%	8/1/13		5,000	5,712
	Virginia Public School Auth. Rev.	5.000%	8/1/09		2,000	2,046
	Virginia Public School Auth. Rev.	5.000%	8/1/09		2,720	2,782
	Virginia Public School Auth. Rev.	5.000%	8/1/10		2,500	2,656
	Virginia Public School Auth. Rev.	5.000%	8/1/10		2,865	3,043
	Virginia Public School Auth. Rev.	5.000%	8/1/11		1,500	1,637

						99,843
Washington (3.5%)
	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14	(2)	8,125	9,303

	Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10	(1)	12,795	13,584
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11		45,365	49,045
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12		2,500	2,762
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17	(1)	8,000	8,778
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17	(1)	7,300	8,085
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		6,000	6,900
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15		8,450	9,717
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(2)	9,000	9,968
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16	(4)	10,000	11,083
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/11		18,000	19,709
	King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10		12,385	13,217
[1]	King County WA Sewer Rev. TOB VRDO	0.880%	2/6/09	(1)	10,890	10,890
	Port of Seattle WA Rev.	5.000%	3/1/11	(4)	8,275	8,871
	Port of Seattle WA Rev.	5.000%	3/1/12	(4)	5,000	5,485
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10	(1)	3,565	3,676
	Seattle WA Water System Rev.	5.000%	2/1/15	(4)	4,725	5,480
	Tacoma WA Electric System Rev.	5.000%	1/1/12	(4)	5,000	5,450
	Tacoma WA Electric System Rev.	5.000%	1/1/13	(4)	10,485	11,636

	Tacoma WA Electric System Rev.	5.000%	1/1/14	(4)	25,720	28,919
	Thurston County Washington School District GO	5.000%	12/1/15	(4)	7,100	7,819
	Washington GO	5.000%	7/1/09		5,520	5,623
	Washington GO	4.000%	1/1/11		12,585	13,217
	Washington GO	5.000%	7/1/12	(2)	11,530	12,821
[1]	Washington GO TOB VRDO	0.830%	2/6/09	(1)	20,440	20,440

						302,478
West Virginia (0.1%)
	West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13		6,000	5,870

Wisconsin (0.8%)
	Wisconsin GO	5.000%	5/1/10		5,160	5,419
	Wisconsin GO	5.000%	5/1/12	(1)	15,775	17,398
	Wisconsin GO	5.000%	5/1/14	(1)	5,000	5,688
	Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/10	LOC	3,185	3,280
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14	(4)	5,000	5,412
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15	(4)	2,000	2,165
	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14	(4)	4,145	4,696
	Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15	(4)	11,390	13,040
	Wisconsin Transp. Rev.	5.000%	7/1/12		1,000	1,106
	Wisconsin Transp. Rev.	5.000%	7/1/13		1,100	1,238
	Wisconsin Transp. Rev.	5.000%	7/1/15		2,000	2,304

[1]	Wisconsin Transp. Rev. TOB VRDO	0.460%	2/6/09	9,705	9,705

					71,451
Total Tax-Exempt Municipal Bonds (Cost $8,283,548)					8,483,837

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3]	Vanguard Municipal Cash Management Fund (Cost $109,157)	0.572%	109,156,539	109,157

Total Investments (98.9%) (Cost $8,392,705)				8,592,994
Other Assets and Liabilities-Net (1.1%)				99,769
Net Assets (100%)				8,692,763

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of these securities was $449,798,000, representing 5.2% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2009.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2009, the cost of investment securities for tax purposes was $8,392,842,000. Net unrealized appreciation of investment securities for tax purposes was $200,152,000, consisting of unrealized gains of $235,205,000 on securities that had risen in value since their purchase and $35,053,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	109,157
Level 2- Other significant observable inputs	8,483,837
Level 3- Significant unobservable inputs	-
Total	8,592,994

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments

As of January 31, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.7%)
	Alabama Public School & College Auth.	5.000%	12/1/11		7,500	8,221
	Alabama Public School & College Auth.	5.000%	12/1/12		21,510	24,035
	Chatom AL Ind. Dev. Board Gulf Opportunity Zone (Powersouth Energy Coop Project) PUT	6.000%	5/15/09		12,000	12,000

						44,256
Alaska (0.0%)
	Anchorage AK GO	5.125%	12/1/09	(1)	2,000	2,075

Arizona (2.6%)
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10		2,000	2,042
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11		2,000	2,074
	Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12		3,000	3,115
	Arizona School Fac. Board Rev. COP	5.000%	9/1/10		10,000	10,497
	Arizona School Fac. Board Rev. COP	5.000%	9/1/11		23,870	25,599
	Arizona Transp. Board Highway Rev.	6.000%	7/1/10		25,000	26,790
[1]	Mesa AZ Util. System Rev. TOB VRDO	1.380%	2/6/09	(4)	8,250	8,250
[1]	Mesa AZ Util. System Rev. TOB VRDO	1.380%	2/6/09	(4)	7,500	7,500
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/09	(2)	5,500	5,601
	Pima County AZ COP	5.000%	6/1/10		7,300	7,597
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10	(1)	15,000	15,653

	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	12/1/10	(1)	6,050	6,377
	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11		12,500	13,359
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.750%	2/6/09		24,790	24,790

						159,244
Arkansas (0.1%)
	Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10	(1)	3,000	3,150

California (4.4%)
	California Communities NT Program NT Participation TRAN	3.000%	7/31/09		15,000	15,088
	California GO	5.000%	3/1/09		22,400	22,450
	California GO	5.000%	6/1/13		2,025	2,193
	California GO CP	9.750%	2/3/09		20,000	20,000
[1]	California GO TOB VRDO	3.530%	2/6/09	(2)	31,365	31,365
[1]	California GO TOB VRDO	4.000%	2/6/09	(4)	19,025	19,025
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/09		3,000	3,042
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/10		3,000	3,092
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	8/15/11		5,000	5,200
	California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11		5,000	5,146
	California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11		10,000	10,611
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10		16,000	16,574
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10		16,000	16,432
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11		8,000	8,369

	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10		5,000	5,065
	Foothill/Eastern Corridor Agency California Toll Road Rev.	7.150%	1/1/10	(Prere.)	5,000	5,400
	Golden State Tobacco Securitization Corp. California	5.500%	6/1/13	(Prere.)	16,300	18,607
	Golden State Tobacco Securitization Corp. California	5.625%	6/1/13	(Prere.)	5,000	5,733
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	15,000	16,558
	Northern California Power Agency (Geothermal Project)	5.000%	7/1/09	(ETM)	5,415	5,517
	San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11		10,000	10,618
	Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.500%	2/6/09	(4)	25,000	25,000

						271,085
Colorado (1.2%)
	Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/11		10,000	10,864
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10		15,000	15,501
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.250%	11/12/13		8,000	8,255
[1]	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.980%	2/6/09	(4)	10,000	10,000
	E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11	(1)	15,000	15,116
[1]	Jefferson County CO School Dist. GO TOB VRDO	0.980%	2/6/09	(4)	13,660	13,660
	Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10		2,500	2,631

						76,027
Connecticut (0.5%)
	Connecticut GO	5.000%	3/15/10		5,010	5,255
	Connecticut GO	5.000%	11/1/10		3,000	3,204

	Connecticut Revolving Fund	5.000%	2/1/11		4,130	4,442
	Connecticut Revolving Fund	5.000%	2/1/12		4,000	4,424
	Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.000%	10/1/09	(1)	11,940	12,363

						29,688
Delaware (0.4%)
	Delaware GO	5.000%	5/1/10		5,000	5,270
	Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/10	(1)	17,310	18,319
[2]	New Castle County DE GO	4.000%	7/15/11		3,025	3,226

						26,815
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/09	(2)	4,630	4,683
	District of Columbia GO	5.000%	1/1/10	(1)	4,000	4,106
	District of Columbia GO	5.500%	6/1/10	(4)	10,000	10,573
[1]	District of Columbia GO TOB VRDO	1.380%	2/6/09	(4)	15,490	15,490

						34,852
Florida (7.1%)
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/09	(1)	30,605	30,663
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10	(1)	28,405	29,023
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11		25,000	25,692
[2]	Clay County FL Sales Surtax Rev.	5.000%	10/1/11	(12)	3,500	3,691
	Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10	(4)	2,920	3,073
	Dade County FL School Dist. GO	5.000%	8/1/09	(1)	8,595	8,748
[1]	Duval County FL School Board COP TOB VRDO	1.380%	2/6/09	(4)	11,430	11,430
	Florida Board of Educ. Capital Outlay	5.750%	6/1/10		18,000	19,106
[2]	Florida Board of Educ. Capital Outlay	4.000%	6/1/11		3,525	3,726
[2]	Florida Board of Educ. Capital Outlay	4.000%	6/1/12		1,945	2,083

Florida Board of Educ. Public Educ.	5.000%	6/1/10		16,120	16,959
Florida Board of Educ. Public Educ.	5.250%	6/1/10		4,925	5,196
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/09		2,855	2,897
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/09	(2)	6,890	6,986
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/10	(1)	3,620	3,811
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(1)	5,000	5,069
Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/10	(4)	4,340	4,547
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11		5,280	5,615
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12		5,545	6,004
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/09		29,700	30,094
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10		24,550	25,364
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		10,000	10,639
Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11		5,000	5,028
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11		6,000	6,052
Florida Turnpike Auth. Rev.	5.000%	7/1/10	(1)	9,830	10,336
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09		13,000	13,386
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12	(4)	5,670	6,306

	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.670%	2/2/09	LOC	9,600	9,600
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/10		5,380	5,654
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/11		12,000	12,895
	Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/12		12,000	13,153
	Lakeland FL Energy Systems Rev.	5.500%	10/1/10	(1)(Prere.)	4,300	4,631
[1]	Miami-Dade County FL GO TOB VRDO	0.890%	2/6/09	(4)	9,900	9,900
	Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11	(1)	5,000	5,059
	Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/10	(1)	5,000	5,257
	Ocala FL Water & Sewer Rev.	5.750%	10/1/11	(3)(Prere.)	13,605	15,385
	Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/09		21,000	21,398
	Orlando FL Waste Water System Rev.	5.000%	10/1/10	(2)	2,805	2,973
	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11		4,000	4,185
	Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/09	LOC	4,600	4,685
	Univ. of South Florida Financing Corp. VRDO	0.500%	2/6/09	LOC	20,000	20,000

						436,299
Georgia (5.0%)
[1]	Atlanta GA Airport Fac. Rev. TOB VRDO	2.280%	2/6/09	(4)	11,170	11,170
[1]	Atlanta GA Water & Wastewater Rev. TOB VRDO	0.570%	2/6/09	(13)	9,600	9,600
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	7/14/09		10,000	10,007
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11		15,000	15,349

	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		9,880	9,752
	Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12		5,000	4,935
	Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11	(1)	7,500	7,643
	Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10		2,000	2,101
	Coffee County GA School Dist. GO	6.000%	8/1/09		3,060	3,143
	DeKalb County GA School Dist. GO	5.000%	2/1/12		30,000	33,032
[1]	Fulton County GA Water & Sewer Rev. TOB VRDO	0.780%	2/6/09	(13)	4,295	4,295
	Georgia GO	5.000%	8/1/09		15,995	16,362
	Georgia GO	5.000%	12/1/09		9,445	9,803
	Georgia GO	5.000%	10/1/10		7,620	8,117
	Georgia GO	5.000%	12/1/10		9,985	10,694
	Georgia GO	6.250%	8/1/11		5,195	5,819
[1]	Georgia GO TOB VRDO	0.530%	2/6/09		10,020	10,020
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.500%	2/6/09	LOC	9,400	9,400
	Henry County GA School Dist. GO	5.000%	4/1/09		15,350	15,468
	Henry County GA School Dist. GO	5.000%	4/1/10		16,475	17,292
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		9,000	8,815
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10		12,000	11,930
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/12		3,010	3,232
	Muni. Electric Auth. Georgia CP	1.800%	3/12/09	LOC	63,788	63,884
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11		5,000	5,455

						307,318

Hawaii (0.3%)
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	4,515	4,767
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	3,980	4,203
	Honolulu HI City & County GO	5.000%	7/1/10	(1)	4,065	4,291
[1]	Honolulu HI City & County Waste Water GO TOB VRDO	2.280%	2/6/09	(4)	4,995	4,995

						18,256
Idaho (0.4%)
[2]	Idaho Housing & Finance Assn. RAN	5.000%	7/15/10		8,210	8,660
[2]	Idaho Housing & Finance Assn. RAN	5.000%	7/15/11		7,410	8,005
[2]	Idaho Housing & Finance Assn. RAN	5.000%	7/15/12		6,675	7,360

						24,025
Illinois (5.1%)
	Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10	(1)(ETM)	2,775	2,983
	Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11	(1)	3,000	3,260
[1]	Chicago IL Board of Educ. TOB VRDO	0.980%	2/6/09	(4)	8,695	8,695
	Chicago IL Board of Educ. VRDO	2.750%	2/6/09	(4)	19,470	19,470
[1]	Chicago IL GO TOB VRDO	0.500%	2/2/09	(4)	15,320	15,320
[1]	Chicago IL GO TOB VRDO	0.890%	2/6/09	(4)	6,145	6,145
	Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/09	(4)	2,670	2,717
	Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10	(ETM)	10,000	10,782
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	4.000%	2/6/09		10,240	10,240
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(1)	4,400	4,749
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	1.380%	2/6/09	(4)	13,225	13,225
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	3.530%	2/6/09	(1)	9,330	9,330
	Chicago IL Park Dist.	5.000%	1/1/10		2,275	2,362
	Chicago IL Park Dist.	5.000%	1/1/10		1,500	1,557

Chicago IL Park Dist.	5.000%	1/1/11		2,765	2,949
Chicago IL Park Dist.	5.000%	1/1/11		3,205	3,418
Chicago IL Park Dist. GO	5.000%	1/1/10	(1)	8,145	8,454

	Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/10		2,500	2,606
	Chicago IL Transit Auth. Rev.	5.250%	6/1/09	(2)	1,000	1,013
[1]	Chicago IL Water Rev. TOB VRDO	0.980%	2/6/09	(4)	7,495	7,495
[1]	Cook County IL Community High School Dist. (NilesTownship) GO VRDO	1.150%	2/6/09	(4)	9,800	9,800
[1]	Cook County IL GO TOB VRDO	0.980%	2/6/09	(2)	5,640	5,640
	Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12	(3)(Prere.)	3,750	4,293
	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.400%	2/6/09		12,000	12,000
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	4.050%	7/1/09		7,060	7,161
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.600%	2/2/09		3,300	3,300
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,600	3,716
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10	(4)	3,800	3,923
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	3,490	3,657
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11	(4)	4,000	4,191
	Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12	(4)	4,200	4,463
	Illinois GO	4.250%	6/1/09		3,400	3,442

	Illinois GO	5.000%	6/1/09		8,955	9,087
	Illinois GO	4.500%	6/24/09		25,000	25,285
	Illinois GO	5.250%	8/1/09	(1)	2,135	2,185
	Illinois GO	5.500%	8/1/09		8,610	8,824
	Illinois GO	5.000%	10/1/09		14,800	15,233
	Illinois GO	5.000%	1/1/10		6,000	6,230
	Illinois GO	5.000%	3/1/11		8,350	8,950
[1]	Illinois GO TOB VRDO	1.600%	2/6/09	(1)	30,575	30,575
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.530%	2/6/09		2,600	2,600

						311,325

Indiana (2.1%)
Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10	(Prere.)	3,100	3,354
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/11		1,000	1,050
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/12		1,700	1,800
Indiana Finance Auth. Rev.	5.000%	7/1/10		1,955	2,057
Indiana Finance Auth. Rev.	5.000%	7/1/10		2,105	2,215
Indiana Finance Auth. Rev.	5.000%	7/1/11		1,270	1,367
Indiana Finance Auth. Rev.	5.000%	7/1/11		2,305	2,481
Indiana Finance Auth. Rev.	5.000%	7/1/12		1,495	1,642
Indiana Finance Auth. Rev.	5.000%	7/1/12		3,415	3,751
Indiana Finance Auth. Rev.	5.000%	11/1/12		12,130	13,349
Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		4,000	4,052
Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		10,000	10,143
Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09		5,000	5,054
Indiana Finance Auth. Rev. VRDO	0.850%	2/2/09		10,500	10,500

	Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10		17,565	18,038
	Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10	(4)	6,535	6,897
[1]	Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	1.600%	2/6/09	(3)	9,120	9,120
	Indiana Univ. Rev. (Student Fee)	5.000%	8/1/09		9,270	9,475
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.530%	2/6/09		12,725	12,725
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12		12,500	13,006

						132,076
Iowa (0.1%)
	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	2.100%	12/1/11		8,000	8,000

Kansas (0.9%)
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/09		750	761
	Wyandotte County Kansas City KS Unified Govt. GO	5.000%	3/1/10		45,460	45,476
[1]	Wyandotte County Kansas City KS Unified Govt. Util. System Rev. TOB VRDO	0.760%	2/6/09	(13)	9,730	9,730

						55,967
Kentucky (1.2%)
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	7/15/09	(2)	4,500	4,576
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/09	(1)	14,455	14,824
	Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/10	(1)	5,825	6,169
	Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10		5,000	5,108
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/09	(1)	2,000	2,007
	Kentucky Property & Building Comm. Rev.	5.000%	3/1/10	(1)	2,190	2,282

	Kentucky Property & Building Comm. Rev.	5.125%	9/1/10	(Prere.)	5,955	6,360
	Kentucky Property & Building Comm. Rev.	5.000%	11/1/10	(1)	15,230	16,145
	Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.375%	12/1/11		10,000	10,290
[1]	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.560%	2/6/09	(13)	6,640	6,640

						74,401
Louisiana (0.7%)
[1]	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	1.090%	2/6/09	(4)	9,900	9,900
	Louisiana GO	5.000%	5/1/09	(4)	14,015	14,166
	Louisiana GO	5.000%	7/15/10	(11)	2,000	2,090
[1]	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) TOB VRDO	2.280%	2/6/09	(4)	4,995	4,995
	Louisiana Transp. Auth. Toll Rev.	5.000%	9/1/09		10,000	10,245

						41,396
Maine (0.2%)
	Maine Housing Auth. Mortgage Rev. VRDO	2.550%	2/6/09		13,000	13,000

Maryland (1.5%)
	Maryland GO	5.000%	3/15/10		18,520	19,431
	Maryland GO	5.000%	2/1/11		15,000	16,142
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11		5,000	5,336
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11		750	759
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12		1,000	1,042
	Maryland Transp. Auth. Rev.	4.000%	3/1/10		4,550	4,718

	Maryland Transp. Auth. Rev.	5.000%	3/1/11		22,380	24,108
	Montgomery County MD GO	5.000%	5/1/10		10,000	10,539
[2]	Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/10		8,000	8,351

						90,426
Massachusetts (4.3%)
[1]	Massachusetts College Building Auth. Rev. TOB VRDO	0.600%	2/6/09	(Prere.)	13,060	13,060
[1]	Massachusetts Dev. Finance Agency Rev. (Boston Univ.) TOB VRDO	4.110%	2/6/09	(2)	19,800	19,800
	Massachusetts GAN	5.750%	6/15/09		10,900	11,112
	Massachusetts GO	5.500%	2/1/09	(1)	8,785	8,786
	Massachusetts GO	5.000%	11/1/09		10,000	10,337
	Massachusetts GO	5.800%	2/1/10	(Prere.)	5,000	5,311
	Massachusetts GO	5.875%	2/1/10	(Prere.)	16,585	17,628
	Massachusetts GO	5.875%	2/1/10	(Prere.)	7,600	8,078
	Massachusetts GO	5.750%	6/1/10	(Prere.)	35,045	37,391
	Massachusetts GO	6.000%	6/1/10	(Prere.)	10,000	10,702
	Massachusetts GO	5.250%	8/1/10		2,000	2,129
	Massachusetts GO	6.000%	11/1/11		10,810	12,097
[1]	Massachusetts GO TOB VRDO	1.530%	2/6/09	(2)	3,950	3,950
[1]	Massachusetts GO TOB VRDO	3.500%	2/6/09	(4)LOC	13,000	13,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.750%	1/4/12		4,000	4,053
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12		3,000	3,038
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.250%	3/26/09		10,000	10,043
	Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12		5,000	5,234
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/09		11,500	11,781
	Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10		5,200	5,380

[1]	Massachusetts Water Pollution Abatement Trust TOB VRDO	0.930%	2/6/09	(4)	3,920	3,920
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.770%	2/6/09	(4)LOC	21,000	21,000
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.770%	2/6/09	(4)LOC	20,020	20,020
	Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11	(1)	3,415	3,594

						261,444
Michigan (2.3%)
	Detroit MI Capital Improvement GO	5.000%	4/1/09	(4)	6,135	6,150
	Detroit MI GO	5.000%	4/1/11	(12)	8,465	8,634
	Detroit MI GO	5.000%	4/1/12	(12)	8,860	9,080
	Detroit MI Sewer System Rev.	6.000%	7/1/09	(1)	5,000	5,070
	Detroit MI Sewer System Rev.	5.000%	7/1/10	(4)	5,690	5,865
	Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11	(1)	6,250	6,714
	Michigan Building Auth. Rev.	5.000%	10/15/09	(4)	5,000	5,141
	Michigan Building Auth. Rev.	5.000%	10/15/10	(4)	12,325	13,018
	Michigan Building Auth. Rev.	5.250%	10/15/10		5,360	5,490
[1]	Michigan Building Auth. Rev. TOB VRDO	0.570%	2/6/09	LOC	25,890	25,890
	Michigan Comprehensive Transp. Rev.	5.500%	5/15/10	(4)	2,070	2,188
	Michigan GO	5.000%	5/1/11		5,000	5,372
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	4/1/11		5,935	6,043
[1]	Michigan Hosp. Finance Auth. Rev. (Ascension Health) TOB VRDO	1.600%	2/6/09	(Prere.)	26,000	26,000
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11		3,000	3,160
	Michigan Trunk Line Rev.	5.000%	11/1/10	(1)	3,540	3,765
[1]	Western Michigan Univ. GO TOB VRDO	1.380%	2/6/09	(4)	4,995	4,995

						142,575

Minnesota (1.7%)
Minnesota GO	5.000%	8/1/10		11,720	12,441
Minnesota GO	5.000%	8/1/10		37,375	39,676
Minnesota GO	5.000%	10/1/10		18,175	19,350
Minnesota GO	5.000%	11/1/10		10,000	10,676
Minnesota GO	4.000%	12/1/11		11,725	12,604
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/09		2,800	2,827
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/11		2,000	2,074
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/12		5,000	5,193

					104,841
Mississippi (0.4%)
Jackson State Univ. Educ. Building Corp. PUT	5.000%	3/1/11		4,865	5,036
Mississippi GO	5.000%	10/1/09		5,770	5,939
Mississippi GO	6.000%	11/1/09	(Prere.)	10,800	11,246

					22,221
Missouri (1.1%)

Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/09	LOC	5,000	5,114
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.450%	2/6/09	LOC	6,000	6,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.450%	2/6/09	LOC	14,250	14,250
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.450%	2/6/09	LOC	15,000	15,000
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		10,000	10,226
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09		5,000	5,106

	Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/09		9,165	9,271

						64,967
Nebraska (0.1%)
[2]	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.000%	1/15/11		1,405	1,480
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	0.760%	2/6/09	(13)	3,455	3,455

						4,935
Nevada (4.9%)
	Clark County NV Bond Bank GO	5.000%	11/1/09	(2)	6,010	6,187
	Clark County NV Bond Bank GO	5.500%	7/1/10	(1)(Prere.)	23,000	24,543
	Clark County NV Bond Bank GO	5.000%	6/1/12		5,000	5,459
	Clark County NV GO	5.000%	11/1/11		7,315	7,929
	Clark County NV GO	5.000%	11/1/12		6,755	7,449
	Clark County NV Highway Imrpovement Motor Vehicle Fuel Tax	5.000%	7/1/11	(2)	7,120	7,680
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/10		1,500	1,566
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11		3,595	3,835
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12		2,700	2,939
	Clark County NV School Dist. GO	5.250%	6/15/09	(4)(Prere.)	5,000	5,087
	Clark County NV School Dist. GO	5.250%	6/15/09	(1)	16,920	17,186
	Clark County NV School Dist. GO	4.500%	6/15/10	(2)	20,110	20,938
	Clark County NV School Dist. GO	5.000%	6/15/10	(2)	1,100	1,153
	Clark County NV School Dist. GO	5.000%	6/15/10	(1)	3,975	4,166
	Clark County NV School Dist. GO	5.000%	6/15/10	(1)	15,730	16,485
	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	13,675	14,427

	Clark County NV School Dist. GO	5.250%	6/15/10	(4)	10,495	10,654
	Clark County NV School Dist. GO	5.000%	6/15/11	(1)	8,000	8,613
	Clark County NV School Dist. GO	5.250%	6/15/11	(1)	15,000	16,142
	Clark County NV School Dist. GO	5.500%	12/15/11	(4)(Prere.)	6,000	6,722
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/11	(1)	5,000	5,375
	Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/12	(1)	5,125	5,624
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/10		6,120	6,359
	Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11		2,925	3,115
[1]	Las Vegas Valley Water Dist. Nevada TOB VRDO	1.600%	2/6/09	(1)	56,285	56,285
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/11	(4)	6,215	6,652
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11	(1)	5,210	5,690
	Nevada GO	6.000%	5/15/09		6,500	6,600
	Nevada GO	5.000%	12/1/10	(4)	3,640	3,879
[1]	Nevada Higher Education Rev. TOB VRDO	0.980%	2/6/09		7,590	7,590
	Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/09	(1)	5,000	5,179

						301,508
New Jersey (5.0%)
	Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10	(4)	6,495	6,806
	Garden State Preservation Trust New Jersey	5.250%	11/1/09	(4)	4,500	4,655
	New Jersey Building Auth. Rev.	5.000%	6/15/10		7,505	7,896
	New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12		7,570	8,203

New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	1,190	1,213
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	3,300	3,364
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/09	(4)	11,455	11,678
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	3/1/10	(4)	6,225	6,438
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10		1,000	1,035
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	2,000	2,091
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10	(4)	7,015	7,336
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11		5,055	5,343
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11		4,500	4,812
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/09		5,610	5,749
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10		10,000	10,599
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/10		2,980	3,159
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/09		2,330	2,378
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11		3,200	3,374
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12		3,995	4,248
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11	(1)(Prere.)	2,025	2,301
New Jersey Turnpike Auth. Rev. VRDO	2.750%	2/6/09	(4)	48,000	48,000
New Jersey Turnpike Auth. Rev. VRDO	3.750%	2/6/09	LOC	75,000	75,000
Newark NJ GO	3.250%	1/20/10		20,000	20,233

	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	15,000	16,348
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12	(Prere.)	5,000	5,724
	Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	35,885	37,969

						305,952
New Mexico (1.1%)
	Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	14,335	14,324
[1]	New Mexico Finance Auth. Transp. Rev. TOB VRDO	1.350%	2/6/09		25,100	25,100
	New Mexico GO	5.000%	3/1/10		2,000	2,095
	New Mexico GO	5.000%	3/1/13		5,535	6,269
	New Mexico Severance Tax Rev.	5.000%	7/1/09		1,000	1,019
	New Mexico Severance Tax Rev.	5.000%	7/1/09	(2)	2,000	2,037
	New Mexico Severance Tax Rev.	5.000%	7/1/09		15,755	16,046
	New Mexico Severance Tax Rev.	5.000%	7/1/10		1,000	1,055

						67,945
New York (5.3%)
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	3.500%	2/6/09	(4)	30,000	30,000
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09		2,755	2,831
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09	(ETM)	22,260	23,107
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10		2,000	2,106
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10		12,730	13,460
	Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12		20,000	20,827
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.550%	2/6/09	(13)	11,780	11,780

[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.750%	2/6/09	(4)	5,245	5,245
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	1.370%	2/6/09	(4)	8,275	8,275
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	2.280%	2/6/09	(4)	5,435	5,435
	New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	10/1/10		4,000	4,243
	New York City NY GO	5.000%	8/1/09		6,895	7,036
	New York City NY GO	5.000%	8/1/09	(ETM)	3,900	3,989
	New York City NY GO	5.000%	8/1/09		30	31
	New York City NY GO	5.500%	8/1/09	(ETM)	3,070	3,148
	New York City NY GO	5.500%	8/1/09		18,310	18,727
	New York City NY GO	5.000%	8/1/10		3,000	3,152
	New York City NY GO	5.250%	11/1/10	(2)	7,715	8,175
	New York City NY GO	5.000%	8/1/12		27,760	30,140
	New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/09	(1)	2,000	2,034
	New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		4,950	5,231
	New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/29		4,000	4,168
	New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/09	(ETM)	5,000	5,171
	New York State Dormitory Auth. Rev.	5.000%	2/15/10	(4)	6,480	6,741
	New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/09	(1)	10,000	10,160
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(1)	6,200	6,598
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/11		4,280	4,580
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/12		3,770	4,117
	New York State Urban Dev. Corp. Rev.	3.000%	12/15/10		3,835	3,953
	New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/10		2,800	2,894

	North Hempstead NY GO	6.400%	4/1/10	(1)	1,500	1,592
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		32,500	33,815
	Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10	(ETM)	28,550	30,157
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10		5,000	5,154

						328,072
North Carolina (4.2%)
	Charlotte NC (Equipment Acquisition) COP	5.000%	3/1/09		3,700	3,714
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	2.000%	2/6/09	(4)	36,735	36,735
	Concord NC Util. System Rev. VRDO	0.900%	2/6/09	(4)	6,110	6,110
[2]	Guilford County NC GO	5.000%	2/1/11		8,230	8,857
	Guilford County NC GO VRDO	2.500%	2/6/09		31,970	31,970
[1]	Johnston NC Memorial Hospital Auth. Rev. TOB VRDO	1.030%	2/6/09	(4)	5,025	5,025
[1]	Johnston NC Memorial Hospital Auth. Rev. TOB VRDO	1.030%	2/6/09	(4)(7)	6,565	6,565
[2]	Mecklenburg County NC COP	5.000%	2/1/11		1,000	1,063
	Mecklenburg County NC GO	5.000%	3/1/10		2,500	2,619
	Mecklenburg County NC GO	5.000%	2/1/11		10,480	11,278
	Mecklenburg County NC GO VRDO	0.500%	2/6/09		12,720	12,720
	North Carolina GO	5.000%	4/1/10		4,000	4,202
	North Carolina GO	5.500%	3/1/11		16,510	17,977
	North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.500%	2/6/09		57,380	57,380
	North Carolina Muni. Power Agency Rev.	4.000%	1/1/10		2,000	2,038
	North Carolina Muni. Power Agency Rev.	5.250%	1/1/13		6,000	6,537

North Carolina Muni. Power Agency Rev.	5.500%	1/1/13		10,000	10,988
Wake County NC Public Improvement GO	5.000%	3/1/09		10,000	10,039
Wake County NC Public Improvement GO	5.000%	3/1/10		21,800	22,840

					258,657
Ohio (3.4%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/09		8,000	7,999
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/10		3,000	2,940
Columbus OH GO	5.000%	6/15/09		3,000	3,051
Columbus OH GO	5.500%	7/1/10		10,380	11,070
Columbus OH GO	5.000%	9/1/11		5,605	6,133
Columbus OH GO	5.000%	9/1/11		5,440	5,952
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.460%	2/6/09		17,000	17,000
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(1)	11,580	11,917
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/09	(1)	11,680	12,020
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	4/1/09		2,500	2,519
Ohio GO	5.000%	9/15/10		8,925	9,484
Ohio GO	3.000%	8/1/11		11,540	11,984
Ohio GO	4.000%	8/1/11		7,460	7,930
Ohio GO	5.000%	8/1/12		9,800	10,924
Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09		5,000	5,075
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09		10,000	10,364
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/10		9,000	9,701
Ohio Infrastructure Improvement GO	5.000%	8/1/09		4,400	4,498
Ohio Infrastructure Improvement GO	4.000%	8/1/12		12,315	13,309
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/10		10,465	11,032
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/12		10,000	11,055
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10		7,270	7,707

[1]	Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	1.600%	2/6/09		11,830	11,830
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/10		2,380	2,423
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11		2,500	2,566

						210,483
Oklahoma (1.0%)
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12		1,875	1,989
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.550%	2/6/09	(12)	16,900	16,900
	Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10		5,000	5,260
	Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12	(4)	5,000	5,266
	Oklahoma Transp. Auth. Turnpike System Rev. Refunding	5.375%	1/1/12	(2)	11,900	13,198
	Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/09	(4)	4,620	4,679
	Tulsa County OK Public Fac. Auth. Rev.	5.000%	6/1/09	(2)	11,725	11,897

						59,189
Oregon (0.4%)
	Metro. Oregon GO	5.000%	6/1/10		10,730	11,343
	Oregon State Dept. Administrative Services	5.000%	9/1/10	(4)	11,000	11,682

						23,025
Pennsylvania (4.2%)
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/09		6,715	6,823
	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10		14,400	14,901

Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11		1,750	1,823
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12		2,000	2,087
Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	2,565	2,603
Allegheny County PA Port Auth. Rev.	6.000%	3/1/09	(1)(Prere.)	4,310	4,374
Allegheny County PA Port Auth. Rev.	6.250%	3/1/09	(1)(Prere.)	3,740	3,796
Beaver County PA IDA PCR (FirstEnergy) PUT	3.375%	10/1/09		9,000	8,881
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		10,000	10,243
Erie PA School Dist. GO	5.800%	9/1/10	(2)(Prere.)	4,500	4,853
Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,370	4,673
Lancaster County PA GO	6.250%	5/1/10	(3)(Prere.)	4,605	4,925
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10		20,000	20,313
Pennsylvania GO	5.000%	7/1/10	(1)	14,000	14,824
Pennsylvania GO	5.250%	10/15/10	(Prere.)	11,300	12,239
Pennsylvania GO	5.250%	10/15/10	(Prere.)	8,850	9,585
Pennsylvania GO	5.250%	10/15/10	(Prere.)	5,000	5,415
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/10		1,140	1,201
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/09		4,000	4,055
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/10		5,000	5,212
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11		5,000	5,321
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.000%	6/15/09	(1)	6,150	6,231
Pennsylvania Turnpike Comm. BAN	4.000%	10/15/09	(2)	58,000	58,159
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/11	(12)	1,780	1,836
Philadelphia PA Airport Parking Auth.	5.000%	9/1/11		3,000	3,178
Philadelphia PA Airport Parking Auth.	5.000%	9/1/12		3,000	3,225
Philadelphia PA GO	5.000%	8/1/09	(11)	4,775	4,839

Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.550%	2/2/09		1,100	1,100
Philadelphia PA School Dist. GO	5.250%	4/1/09	(1)(Prere.)	3,000	3,023
Pittsburgh PA GO	5.750%	9/1/09	(3)(Prere.)	4,505	4,642
Pittsburgh PA GO	6.000%	9/1/09	(3)(Prere.)	4,450	4,592
Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,680	2,759
Pittsburgh PA School Dist. GO	5.500%	9/1/09	(4)(Prere.)	2,985	3,073
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	4.000%	6/1/09		3,025	3,052
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/10		4,000	4,163
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/11		5,000	5,288
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	4.000%	9/15/11		1,000	1,059

					258,366
Puerto Rico (0.2%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/09		9,500	9,536
Puerto Rico Muni. Finance Agency	5.000%	8/1/09		5,000	5,016

					14,552
South Carolina (0.4%)
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11		2,610	2,711
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12		5,275	5,483
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/09	(1)(Prere.)	10,790	11,275
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11	(2)(Prere.)	7,000	7,692

					27,161
Tennessee (2.6%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/12		500	523

	Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/13		645	683
	Knox County TN GO	5.000%	4/1/09		3,275	3,300
[1]	Knoxville TN Waste Water System Rev. TOB VRDO	0.980%	2/6/09		7,495	7,495
	Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	31,750	33,798
[1]	Metro. Govt. of Nashville & Davidson County TN Electric Rev. TOB VRDO	0.530%	2/6/09	(13)	22,690	22,690
	Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10		5,165	5,481
[1]	Metro. Govt. of Nashville & Davidson County TN GO TOB VRDO	0.880%	2/6/09	(4)	6,210	6,210
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/09	(1)	2,000	2,011
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10	(1)	35,675	37,015
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/09		2,000	2,011
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11		3,300	3,372
	Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12		5,000	5,090
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10		5,000	4,881
	Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10		18,965	18,213
	Tennessee GO	5.250%	3/1/10	(Prere.)	6,500	6,827

						159,600
Texas (12.9%)
	Arlington TX Independent School Dist.	5.000%	2/15/10		10,105	10,567

	Austin TX Electric Util. System Rev.	5.000%	11/15/10	(2)	5,000	5,266
	Austin TX Public Improvement GO	5.000%	9/1/10		6,250	6,635
[2]	Austin TX Water & Wastewater System Rev.	5.900%	5/15/10	(1)(Prere.)	26,800	28,548
[1]	Brownsville TX TOB VRDO	1.030%	2/6/09	(4)	6,060	6,060
	Comal TX Independent School Dist.	5.750%	8/1/09	(Prere.)	20,000	20,529
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		5,000	5,109
	Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/09		27,810	28,416
	Dallas TX GO	5.000%	2/15/10		5,000	5,226
	Dallas TX GO	5.000%	2/15/10		8,965	9,370
	Dallas TX GO	5.000%	2/15/11		4,000	4,296
	Dallas TX GO	5.000%	2/15/11		8,310	8,926
	Dallas TX GO	5.000%	2/15/12		10,000	11,023
[1]	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	0.980%	2/6/09	(2)	3,330	3,330
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		5,700	5,808
	Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/09		15,200	15,489
	Garland TX Independent School Dist. PUT	2.150%	6/15/09		9,500	9,560
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12		15,000	16,028
[1]	Harris County TX GO TOB VRDO	1.100%	2/6/09	(4)	5,580	5,580
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.620%	2/2/09	LOC	9,500	9,500
	Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.700%	2/2/09	(4)	2,000	2,000
	Harris County TX Toll Road Rev. PUT	5.000%	8/15/09	(1)	25,000	25,476

	Houston TX GO	5.000%	3/1/12	(1)	21,040	23,081
	Houston TX Independent School Dist. GO	5.000%	2/15/09	(Prere.)	14,315	14,342
	Houston TX Independent School Dist. GO	5.000%	7/15/09	(4)	3,600	3,675
	Houston TX Independent School Dist. GO	5.000%	2/15/10		8,585	8,976
	Houston TX Util. System Rev.	5.250%	5/15/10	(1)	2,300	2,421
	Houston TX Util. System Rev. PUT	5.000%	5/15/11	(2)	8,000	8,477
[1]	Houston TX Util. System Rev. TOB VRDO	0.980%	2/6/09	(1)	15,560	15,560
[1]	Houston TX Util. System Rev. TOB VRDO	0.980%	2/6/09	(1)	9,995	9,995
[1]	Houston TX Util. System Rev. TOB VRDO	0.980%	2/6/09	(4)	25,605	25,605
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/09		3,990	4,020
	Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10		4,720	4,822
	Mansfield TX Independent School Dist. VRDO	2.000%	2/6/09		9,370	9,370
[1]	Matagorda County TX Navigation Dist. PCR (AEP Texas Central Co. Project) TOB PUT	4.350%	3/2/09	(2)	20,995	20,995
	Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		7,500	7,538
	Mesquite TX Independent School Dist. GO VRDO	0.700%	2/6/09		29,115	29,540
	Montgomery County TX PUT	5.000%	9/1/10	(4)	2,500	2,653
[1]	North Harris TX Montgomery Community College Dist. TOB VRDO	0.980%	2/6/09		4,790	4,790
	North Texas Tollway Auth. Rev.	4.500%	1/1/10		2,500	2,532

	North Texas Tollway Auth. Rev.	5.000%	1/1/11		5,745	5,936
	North Texas Tollway Auth. Rev.	5.250%	1/1/12		5,000	5,105
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		25,000	25,571
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10		30,000	30,685
	North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13		20,000	20,063
	Northside TX Independent School Dist. PUT	3.780%	6/1/09		10,000	10,100
	Plano TX Independent School Dist.	5.000%	2/15/11		1,460	1,568
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/09		19,950	19,783
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10		8,460	8,165
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09		8,500	8,501
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/10		9,185	9,564
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/10		10,760	11,230
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/10		10,000	10,453
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/11		16,085	17,330
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		9,925	11,158
	San Antonio TX Electric & Gas System PUT	3.625%	12/1/10		30,000	30,807
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.000%	8/15/12		2,745	2,875
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.500%	2/2/09		2,550	2,550
	Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/09	(4)	2,885	2,896
[1]	Temple TX GO TOB VRDO	1.100%	2/6/09	(4)	7,410	7,410
	Texas A & M Univ. Rev. Financing System	5.250%	5/15/10		10,000	10,565
	Texas GO Public Finance Auth.	5.000%	10/1/09		4,000	4,120

	Texas GO Public Finance Auth.	5.000%	10/1/10		7,250	7,716
	Texas GO Public Finance Auth.	5.000%	10/1/11		4,000	4,374
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.667%	12/15/09		5,885	5,532
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.737%	9/15/10		5,010	4,484
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10		13,370	12,765
	Texas Public Finance Auth. Rev.	5.000%	2/1/10	(1)	5,000	5,173
	Texas State Transp. Comm. First Tier	5.000%	4/1/09		13,000	13,098
	Texas State Transp. Comm. First Tier	5.000%	4/1/10		12,000	12,585
	Texas State Transp. Comm. First Tier	5.000%	4/1/12		7,000	7,730
	Texas State Univ. System Rev.	5.000%	3/15/10		1,000	1,045
	Texas State Univ. System Rev.	5.000%	3/15/11		3,000	3,219
	Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11		3,500	3,485
[2]	Tyler TX Independent School Dist. GO	3.500%	2/15/11		1,845	1,920
[2]	Tyler TX Independent School Dist. GO	3.750%	2/15/13		2,150	2,296
	Univ. of Houston TX Rev.	5.500%	2/15/10	(1)(Prere.)	5,500	5,779
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10		4,470	4,746

						793,516
Utah (0.3%)
	Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10	(4)	6,290	6,638
	Utah GO	5.375%	7/1/12		11,000	12,467

						19,105
Virginia (2.6%)
	Fairfax County VA Public Improvement GO	5.000%	4/1/10		10,000	10,508
	Fairfax County VA Public Improvement GO	5.000%	10/1/10		30,195	32,174

	Fairfax County VA Public Improvement GO	4.000%	4/1/11		4,780	5,070
	Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.000%	12/1/11		15,000	15,294
	New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11		10,000	10,216
	Rappahannock VA Regional Jail Auth Rev. GAN	4.250%	12/1/09		5,000	5,016
[1]	Suffolk VA Econ. Dev. Auth. Rev. TOB VRDO	0.840%	2/6/09		8,610	8,610
	Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/11		3,500	3,824
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/09		6,305	6,472
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/11		4,500	4,916
	Virginia Commonwealth Transp. Board Federal Highway Rev.	5.500%	10/1/10		16,345	17,542
	Virginia Public Building Auth. Rev.	5.000%	8/1/09		7,050	7,210
	Virginia Public Building Auth. Rev.	5.000%	8/1/10		4,000	4,246
	Virginia Public Building Auth. Rev.	5.000%	8/1/12		6,525	7,297
	Virginia Public School Auth. Rev.	5.000%	8/1/10		6,000	6,373
	Virginia Public School Auth. Rev.	5.000%	8/1/10		3,665	3,890
	Virginia Public School Auth. Rev.	5.500%	8/1/10		4,645	4,969
	Virginia Public School Auth. Rev.	5.000%	4/15/11		4,000	4,319
	Virginia Public School Auth. Rev.	5.000%	8/1/11		4,135	4,507

						162,453
Washington (3.3%)
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.980%	2/6/09	(4)	8,280	8,280

	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/09		15,000	15,275
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10		42,450	44,781
	Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/09		8,090	8,238
[1]	Grant County WA Public Util. Dist. No. 002 TOB VRDO	0.940%	2/6/09	(4)	11,965	11,965
	King County WA (Bellevue School Dist.) GO	5.000%	12/1/10	(4)	2,965	3,164
	King County WA School Dist. GO	5.000%	6/1/12		6,700	7,395
	Port of Seattle WA Rev.	5.000%	3/1/09	(4)	3,415	3,428
	Port of Seattle WA Rev.	5.000%	3/1/10	(4)	3,230	3,373
	Seattle WA Drain & Wastewater Rev.	4.000%	2/1/09		2,170	2,170
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/10	(4)	5,065	5,359
	Washington GO	4.000%	1/1/10		11,985	12,358
	Washington GO	4.000%	1/1/10	(2)	7,885	8,130
	Washington GO	4.000%	1/1/10		4,055	4,181
	Washington GO	5.000%	7/1/10		5,525	5,845
	Washington GO	5.000%	7/1/10	(4)	1,810	1,915
	Washington GO	5.000%	7/1/10		7,000	7,406
	Washington GO	5.000%	1/1/11		11,155	11,187
	Washington GO	5.000%	1/1/11	(2)	21,735	23,237
	Washington GO	4.000%	2/1/11		6,130	6,449
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11		3,295	3,575
	Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12		5,555	6,177

						203,888
West Virginia (0.2%)
	West Virginia GO	5.500%	6/1/10	(4)	5,000	5,311
	West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10	(4)(Prere.)	5,000	5,396

						10,707
Wisconsin (1.2%)
	Milwaukee WI GO	5.000%	2/15/09	(4)	5,835	5,846
	Milwaukee WI GO	5.000%	10/1/10	(1)	12,735	13,519
	Wisconsin Clean Water Rev.	5.000%	6/1/09		3,175	3,222
	Wisconsin GO	5.000%	5/1/09		13,745	13,899
	Wisconsin GO	5.000%	5/1/10	(1)	8,690	9,127
	Wisconsin GO	5.000%	5/1/10	(1)	14,405	15,129

Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/09	(4)	1,000	1,013
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10	(4)	1,000	1,029
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11	(4)	1,215	1,260
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12	(4)	1,330	1,380
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13	(4)	1,320	1,371
Wisconsin Health & Educ. Fac. Auth. Rev. (Wheaton Franciscan Services)	5.750%	2/15/12	(Prere.)	5,000	5,700
Wisconsin Transp. Rev.	5.000%	7/1/10		1,500	1,583
Wisconsin Transp. Rev.	5.000%	7/1/11		1,000	1,082

					75,160
Total Tax-Exempt Municipal Bonds (Cost $5,960,709)					6,040,003

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.8%)
Money Market Fund
[3]	Vanguard Municipal Cash Management Fund (Cost $109,430)	0.572%	109,429,547	109,430
Total Investments (100.0%) (Cost $6,070,139)				6,149,433
Other Assets and Liabilities-Net (0.0%)				(1,358)
Net Assets (100%)				6,148,075

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of these securities was $826,460,000, representing 13.4% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2009.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2009, the cost of investment securities for tax purposes was $6,070,536,000. Net unrealized appreciation of investment securities for tax purposes was $78,897,000, consisting of unrealized gains of $84,973,000 on securities that had risen in value since their purchase and $6,076,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	109,430
Level 2- Other significant observable inputs	6,040,003
Level 3- Significant unobservable inputs	-
Total	6,149,433

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments

As of January 31, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.1%)
Alabama (1.2%)
Alabama GO	5.250%	6/1/12		5,105	5,511
Alabama GO	5.250%	6/1/13		5,105	5,488
Alabama GO	5.250%	6/1/14		5,155	5,531
Alabama GO	5.250%	6/1/15		3,455	3,700
Alabama Public School & College Auth.	5.000%	12/1/19		58,350	65,275
Alabama Public School & College Auth.	5.000%	12/1/20		60,660	66,732
Alabama Public School & College Auth.	5.000%	12/1/21		63,100	68,125
Alabama Public School & College Auth.	5.000%	12/1/22		14,095	14,956
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25		5,000	3,010
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12	(3)(Prere.)	15,040	16,442

					254,770
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11	(1)	5,395	6,284
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(1)	6,000	6,402
North Slope Borough AK GO	0.000%	6/30/10	(1)	8,000	7,786

					20,472
Arizona (2.7%)
Arizona COP	5.000%	9/1/25	(4)	10,000	10,170
Arizona COP	5.000%	9/1/27	(4)	5,000	5,014
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24		10,000	9,331
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25		8,000	7,372
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,000	5,526
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11	(Prere.)	5,500	6,079
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	(1)	10,000	10,864
Arizona School Fac. Board Rev. COP	5.000%	9/1/16		24,000	27,182

Arizona School Fac. Board Rev. COP	5.000%	9/1/17		21,000	23,683
Arizona School Fac. Board Rev. COP	5.000%	9/1/18		15,000	16,802
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18		10,000	11,359
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19		10,000	11,159
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20		11,500	12,612
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21		16,300	17,546
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24		10,000	10,333
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25		8,040	8,237
Arizona Transp. Board Highway Rev.	5.000%	7/1/17		9,460	10,776
Arizona Transp. Board Highway Rev.	5.250%	7/1/18		4,000	4,300
Arizona Transp. Board Highway Rev.	5.250%	7/1/19		4,110	4,384
Arizona Transp. Board Highway Rev.	5.000%	7/1/23		8,180	8,520
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		2,000	2,066
Arizona Transp. Board Highway Rev.	5.000%	7/1/25		5,000	5,215
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16		6,500	6,564
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17		10,000	10,020
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18		6,000	5,933
Mesa AZ GO	5.250%	7/1/12	(1)	10,000	11,104
Mesa AZ Util. System Rev.	5.000%	7/1/19	(1)	10,000	11,244
Mesa AZ Util. System Rev.	5.000%	7/1/21	(1)	12,000	13,030
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14		5,110	5,732
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15		5,000	5,659

Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16		3,055	3,468
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23		5,000	5,151
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24		2,235	2,268
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25		5,000	5,022
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27		9,530	9,361
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/23		5,005	5,143
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24		7,805	7,929
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/20		5,165	5,664
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12	(1)	9,645	10,387
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13	(1)	5,000	5,362
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14	(1)	6,820	7,283
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.500%	7/1/24		2,500	2,680
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14	(1)	4,215	4,632
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/22		2,850	3,064
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23		4,000	4,218
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23		6,850	7,256

Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/24		16,405	17,148
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/25		20,120	20,819
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26		2,755	2,823
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26		18,715	19,215
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27		3,365	3,423
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27		25,830	26,315
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28		2,500	2,525
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21		3,500	2,807
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22		3,790	2,955
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23		8,335	6,382
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		4,485	3,349
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25		18,880	13,759
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26		22,645	16,398
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	4,000	4,784
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,350	8,791
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,780	9,305
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	6,210	7,427

	Tucson AZ GO	7.375%	7/1/13		3,750	4,636

						559,565
California (11.9%)
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		7,000	7,451
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21		20,195	21,358
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22		5,800	6,088
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		27,900	28,837
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		29,730	30,438
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24		12,955	13,299
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		16,900	17,163
[1]	Beverly Hills CA USD GO	0.000%	8/1/28		5,000	1,600
[1]	Beverly Hills CA USD GO	0.000%	8/1/29		8,000	2,376
	California GO	6.300%	9/1/10		4,000	4,240
	California GO	5.000%	4/1/12		2,500	2,670
	California GO	5.250%	10/1/13	(1)	6,115	6,706
	California GO	5.250%	2/1/14		20,000	21,711
	California GO	5.000%	6/1/14	(Prere.)	8,580	9,906
	California GO	5.000%	8/1/14		6,250	6,813
	California GO	5.250%	11/1/14		10,000	10,869
	California GO	5.000%	3/1/15		11,910	12,901
	California GO	5.000%	3/1/15		6,000	6,540
	California GO	5.250%	11/1/15		10,225	11,022
	California GO	6.000%	2/1/16		2,000	2,287
	California GO	5.000%	4/1/16		10,000	10,884
	California GO	5.000%	4/1/17		10,000	10,832
	California GO	6.000%	4/1/18		11,980	13,683
	California GO	5.000%	9/1/18		34,300	36,278
	California GO	5.000%	12/1/18		85	88
	California GO	5.000%	8/1/20		21,070	21,643
	California GO	5.000%	12/1/21		16,365	16,535
	California GO	5.000%	3/1/22	(2)	10,000	10,032
	California GO	5.000%	12/1/22		12,830	12,851
	California GO	5.000%	3/1/23		38,920	38,926
	California GO	5.000%	3/1/23		35,495	35,502
	California GO	5.000%	6/1/23	(2)	10,000	9,992
	California GO	5.125%	11/1/23		7,000	7,029
	California GO	5.000%	3/1/24		30,390	29,999
	California GO	5.000%	11/1/24		6,630	6,532
	California GO	5.000%	12/1/24		14,260	14,048
	California GO	5.000%	3/1/25		14,125	13,829
	California GO	5.000%	8/1/26		9,000	8,724
	California GO	5.500%	8/1/26		30,115	30,673
	California GO	5.000%	9/1/27		4,140	3,980
	California GO	5.000%	11/1/27		8,000	7,689
	California GO CP	9.750%	2/3/09		10,000	10,000

	California GO CP	9.750%	2/5/09		20,000	20,000
[2]	California GO TOB VRDO	3.500%	2/6/09	(4)LOC	35,880	35,880
	California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22		16,000	15,842
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17		8,000	8,274
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19		3,135	3,165
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20		4,180	4,165
	California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21		6,165	6,022
	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/19		8,080	7,852
	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.500%	10/1/20		4,000	4,015
	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/21		7,110	6,652
	California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/22		3,250	2,964
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15		7,550	7,966
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16		5,000	5,400
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17		5,000	5,389
	California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14		9,000	10,053
	California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16	(2)	5,265	5,722
	California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/25		3,100	2,902

California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/09		4,555	4,569
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10		6,635	6,654
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12		7,895	7,917
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14		8,370	9,429
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15		10,105	11,488
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16		8,750	9,886
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17		7,085	7,890
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18		6,500	7,130
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19		11,820	12,766
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20		10,000	10,627
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21		15,230	15,936
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22		15,985	16,542
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23		11,465	11,742
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24		10,000	10,156
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25		7,500	7,564
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26		7,500	7,448
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	37,000	42,281
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(1)	8,000	8,795

California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12	(Prere.)	10,000	11,626
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		20,000	22,302
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	10,000	10,918
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	61,875	67,260
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16		7,790	8,734
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17		10,000	11,174
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18		12,000	13,358
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21		20,000	21,237
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22		20,000	20,816
California State Econ. Recovery Bonds	5.000%	7/1/15		71,200	77,307
California State Econ. Recovery Bonds	5.000%	7/1/16		7,000	7,241
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		155,000	160,561
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		155,000	159,185
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	155	159
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	(ETM)	515	527
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/09		55,000	55,410
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14		23,550	23,056
Fresno CA Sewer Rev.	6.250%	9/1/14	(2)	12,000	13,470

	Fresno CA Sewer Rev.	5.000%	9/1/25	(12)	4,775	4,870
	Fresno CA Sewer Rev.	5.000%	9/1/26	(12)	7,625	7,712
	Fresno CA Sewer Rev.	5.000%	9/1/27	(12)	7,835	7,852
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	106,840	117,933
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	79,735	95,132
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/14		9,000	8,364
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/15		6,505	5,925
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/16		12,545	11,183
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/21	(2)	15,000	13,803
	Golden State Tobacco Securitization Corp. California	4.500%	6/1/27		12,605	9,236
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/29	(2)	40,000	34,203
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/30	(2)	18,400	15,480
	Long Beach CA USD GO	0.000%	8/1/23	(12)	1,995	988
	Long Beach CA USD GO	0.000%	8/1/26	(12)	2,925	1,163
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23		3,115	3,133
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26		3,250	3,112
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27		3,250	3,064
	Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28		3,960	3,682
	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15		20,000	21,461
[1]	Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/34		3,000	3,022
	Los Angeles CA USD GO	5.000%	7/1/21	(4)	4,000	4,231
	Los Angeles CA USD GO	5.000%	7/1/21	(4)	10,000	10,577
	Los Angeles CA USD GO	5.000%	7/1/22	(4)	22,410	23,371
	Los Angeles CA USD GO	5.000%	7/1/23	(3)	46,690	47,340

Los Angeles CA USD GO	5.000%	7/1/23	(3)	24,035	24,414
Los Angeles CA USD GO	5.000%	7/1/23	(4)	6,425	6,623
Los Angeles CA USD GO	5.000%	7/1/24	(1)	19,915	20,110
Los Angeles CA USD GO	5.000%	7/1/25	(4)	7,330	7,410
Los Angeles CA USD GO	5.000%	7/1/25	(4)	5,000	5,055
Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10	(4)	31,030	32,410
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24	(12)	6,000	6,108
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	11,775	10,619
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/22	(2)	7,015	6,183
Palmdale CA Community Redev. Agency	5.000%	9/1/28	(1)	11,690	10,427
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28		10,000	9,879
Redding CA Electric System COP	5.000%	6/1/23	(4)	6,875	6,930
Redding CA Electric System COP	5.000%	6/1/25	(4)	7,860	7,713
Redding CA Electric System COP	5.000%	6/1/27	(4)	4,660	4,444
Saddleback Valley CA USD	5.000%	8/1/23	(4)	5,460	5,611
San Bernardino County CA Medical Center COP	7.000%	8/1/09	(1)	9,705	9,919
San Bernardino County CA Medical Center COP	7.000%	8/1/10	(1)	10,525	11,140
San Diego CA USD GO	5.500%	7/1/24	(4)	6,620	7,249
San Diego CA USD GO	5.500%	7/1/27	(4)	17,695	19,062
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21	(1)	12,385	5,302
San Jose CA Redev. Agency	5.000%	8/1/20	(2)	20,000	19,316
San Jose CA Redev. Agency	5.000%	8/1/23	(2)	25,000	22,476
San Jose CA Redev. Agency	5.000%	8/1/24	(1)	30,000	26,365
San Jose CA Redev. Agency	6.500%	8/1/28		26,085	26,250
San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25		2,000	1,873
San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28		2,000	1,945

Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19		13,825	15,183
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20		10,000	10,720
Santa Rosa CA Waste Water Rev.	0.000%	9/1/27	(2)	11,125	3,886
Univ. of California Rev.	5.000%	5/15/21		11,125	11,799
Ventura County CA Community College Dist. GO	0.000%	8/1/23		6,155	2,884
Ventura County CA Community College Dist. GO	0.000%	8/1/24		8,050	3,505
Ventura County CA Community College Dist. GO	0.000%	8/1/25		8,000	3,236
Ventura County CA Community College Dist. GO	0.000%	8/1/26		8,500	3,206
Ventura County CA Community College Dist. GO	0.000%	8/1/27		11,000	3,860
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25	(12)	5,500	5,521
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27	(12)	5,000	4,899

					2,459,817
Colorado (1.6%)
Colorado Dept. of Transp. Rev.	5.500%	6/15/12	(1)	11,780	13,190
Colorado Dept. of Transp. Rev.	5.500%	6/15/13	(1)	14,500	16,578
Colorado Dept. of Transp. Rev.	5.000%	12/15/15	(1)	57,325	66,191
Colorado Dept. of Transp. Rev. RAN	5.375%	6/15/12	(Prere.)	8,500	9,705
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	6.125%	10/1/28		10,000	10,259
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,185	5,466
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09	(4)(Prere.)	5,500	5,798
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	5.000%	3/1/25		4,900	4,004

Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/09	(1)	2,965	2,995
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10	(1)	1,740	1,755
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11	(1)	3,415	3,438
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.900%	2/6/09		19,420	19,420
Colorado Springs CO Util. System Rev.	5.000%	11/15/09		5,000	5,173
Colorado Springs CO Util. System Rev.	5.375%	11/15/12		12,620	13,825
Colorado Springs CO Util. System Rev.	5.375%	11/15/14		12,745	13,811
Denver CO City & County Airport Rev.	5.000%	11/15/23	(10)	10,000	10,155
Denver CO City & County Airport Rev.	5.000%	11/15/24	(10)	10,000	10,039
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14		7,065	7,997
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)(Prere.)	8,100	7,165
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)	8,000	6,930
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11	(1)(ETM)	6,600	6,316
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17	(1)	24,490	13,656
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	7,850	7,095
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	6,355	5,744
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	15,100	7,141
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	20,000	5,828
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(1)	10,000	8,259
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(1)	5,000	4,129
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24	(1)	10,000	8,259
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16	(4)	10,135	11,681

Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21	(1)	6,605	6,933
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/24		2,000	2,159
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/26		2,750	2,916

					324,010
Connecticut (1.8%)
Connecticut GO	5.375%	12/15/10	(Prere.)	6,165	6,623
Connecticut GO	5.375%	6/15/11	(Prere.)	5,000	5,427
Connecticut GO	5.125%	11/15/11	(Prere.)	5,675	6,295
Connecticut GO	5.125%	11/15/11	(Prere.)	25,375	27,698
Connecticut GO	5.500%	11/15/11	(4)	21,215	23,628
Connecticut GO	5.500%	12/15/11	(1)	9,000	10,051
Connecticut GO	5.500%	12/15/12	(4)	5,020	5,774
Connecticut GO	5.000%	4/15/13		9,745	11,081
Connecticut GO	5.000%	11/1/13		10,000	11,526
Connecticut GO	5.125%	11/15/13		19,000	20,600
Connecticut GO	5.500%	12/15/13		4,705	5,543
Connecticut GO	5.000%	4/15/14		13,690	15,821
Connecticut GO	5.500%	12/15/14		7,700	9,226
Connecticut GO	5.000%	4/15/15		16,155	18,926
Connecticut GO	5.000%	11/1/15		5,000	5,908
Connecticut GO	5.000%	12/15/15		14,345	16,980
Connecticut GO	5.000%	4/15/16		13,725	16,197
Connecticut GO	5.000%	4/15/17		17,095	20,240
Connecticut GO	5.000%	12/15/17		5,400	6,312
Connecticut GO	5.000%	12/15/18		11,000	12,687
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10		8,270	8,628
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/11		4,035	4,407
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.500%	10/1/12		7,100	8,241
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/12		4,685	5,217
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13	(4)	20,000	21,721
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/13		2,970	3,362
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14		12,000	13,544
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/14		7,315	8,363

Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/16		3,115	3,603
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/23		12,085	12,649
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/24		10,880	11,247
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/25		13,015	13,329
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12	(4)	6,275	7,054

					377,908
Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14		1,625	1,872
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15		14,220	16,573

					18,445
District of Columbia (1.0%)
District of Columbia GO	5.500%	6/1/09	(4)(Prere.)	1,890	1,941
District of Columbia GO	5.500%	6/1/10	(2)	10,490	11,007
District of Columbia GO	5.500%	6/1/10	(4)	15,000	15,859
District of Columbia GO	5.750%	6/1/10	(1)	15,465	16,277
District of Columbia GO	6.000%	6/1/11	(1)	6,550	7,120
District of Columbia GO	5.500%	6/1/12	(4)	4,630	4,734
District of Columbia GO	0.000%	6/1/13	(1)	10,945	9,615
District of Columbia GO	0.000%	6/1/14	(1)	16,650	13,982
District of Columbia GO	5.000%	6/1/14	(2)	10,880	11,924
District of Columbia GO	5.000%	6/1/19	(4)	5,325	5,882
District of Columbia GO	5.000%	6/1/20	(4)	11,840	12,854
District of Columbia GO	5.000%	6/1/21	(4)	10,880	11,583
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10	(1)(ETM)	2,555	2,756
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12	(1)(ETM)	2,995	3,466
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21	(2)	5,610	5,833
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22	(2)	5,800	5,942
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23	(2)	6,600	6,675
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24	(2)	6,190	6,170
District of Columbia Rev. (Georgetown Univ.) PUT	4.700%	4/1/18		23,500	23,928

	District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/11	(1)	3,000	3,115
	District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/23	(4)	15,115	16,874

						197,537
Florida (7.6%)
	Brevard County FL School Board COP	5.000%	7/1/23	(12)	4,615	4,547
	Brevard County FL School Board COP	5.000%	7/1/24	(12)	4,850	4,693
	Brevard County FL School Board COP	5.000%	7/1/25	(12)	5,090	4,854
	Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/09		15,885	16,097
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09		2,000	2,027
	Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10		21,330	21,602
	Broward County FL School Board COP	5.375%	7/1/18	(4)	6,000	6,227
	Broward County FL School Board COP	5.250%	7/1/20	(1)	4,155	4,313
	Broward County FL School Board COP	5.250%	7/1/24	(4)	12,480	12,730
	Broward County FL School Board COP	5.250%	7/1/25	(4)	12,235	12,375
	Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14	(1)	35,000	36,536
[1]	Clay County FL Sales Surtax Rev.	5.000%	10/1/12	(12)	6,690	7,350
[1]	Clay County FL Sales Surtax Rev.	5.000%	10/1/16	(12)	8,135	9,200
	Florida Board of Educ. Capital Outlay	6.000%	6/1/10	(Prere.)	4,530	4,893
	Florida Board of Educ. Capital Outlay	5.250%	6/1/13		5,045	5,706
	Florida Board of Educ. Capital Outlay	5.250%	6/1/13		3,845	4,349
	Florida Board of Educ. Public Educ.	5.250%	6/1/13	(4)	17,825	19,853
	Florida Board of Educ. Public Educ.	5.375%	6/1/13		6,820	7,614

	Florida Board of Educ. Public Educ.	5.000%	6/1/14		5,040	5,640
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		8,395	9,412
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		3,720	4,171
[1]	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13		3,815	4,277
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14		3,910	4,433
[1]	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14		4,005	4,541
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15		4,105	4,711
[1]	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15		4,205	4,826
	Florida Board of Educ. Public Educ. Capital Outlay	5.375%	6/1/15		11,000	12,096
	Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20		3,500	3,830
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10	(1)	5,800	5,874
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11	(1)	10,840	10,975
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12	(1)	11,410	11,544
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(1)	7,150	7,841
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13	(2)	18,200	20,233
	Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(2)	10,875	11,722
	Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13	(1)	7,860	8,684
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	(1)	6,000	6,593
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(1)	3,700	4,025
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14	(2)	19,155	21,479
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	(1)	10,240	11,160
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,165	11,475

Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15	(1)	5,000	5,210
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	6,215	6,893
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17	(1)	6,000	6,389
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20	(2)	12,845	13,349
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21	(2)	13,390	13,681
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23	(2)	11,235	11,269
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24		11,385	11,204
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24		13,700	13,483
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25		13,215	12,783
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25		14,385	13,915
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26		13,875	13,283
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27		15,855	14,943
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(4)	18,580	18,847
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/09	(1)	14,330	14,526
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10	(1)	3,615	3,804
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12	(1)	3,000	3,248
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13	(1)	7,645	8,490
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13	(4)	11,920	13,423
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/19		5,855	6,365

Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/23		8,595	8,646
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	(1)	10,000	9,873
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	(1)	10,045	9,917
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24		10,025	9,897
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24		9,025	8,910
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25		10,525	10,204
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	(1)	6,700	6,495
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25		9,475	9,186
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26		11,055	10,523
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	(1)	10,045	9,562
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26		9,950	9,472
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		11,605	10,874
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		5,445	5,102

Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		10,970	10,111
Florida Dept. of Transp.	6.375%	7/1/11		10,635	11,825
Florida Dept. of Transp.	5.250%	7/1/15		3,900	3,983
Florida Dept. of Transp.	5.000%	7/1/25		10,000	10,134
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.000%	7/1/12	(2)	11,500	12,980
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		40,000	42,307
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12		17,865	19,039
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		38,000	40,426
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,787
Florida Muni. Power Agency Rev.	5.000%	10/1/27		12,500	12,261
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13	(4)	3,905	4,344
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(1)	2,185	2,213
Florida Turnpike Auth. Rev.	5.250%	7/1/11	(4)	5,000	5,414
Florida Turnpike Auth. Rev.	5.000%	7/1/16	(4)	10,000	10,940
Florida Turnpike Auth. Rev.	5.000%	7/1/19	(2)	4,425	4,779
Florida Turnpike Auth. Rev.	5.000%	7/1/20	(2)	4,645	4,947
Florida Turnpike Auth. Rev.	5.000%	7/1/25	(2)	5,885	5,919
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/20		2,000	2,158
Fort Myers FL Rev.	5.000%	12/1/25	(1)	7,340	7,315
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	820	962
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	125	147

Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	145	170
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	260	305
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	190	223
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		1,000	986
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20		875	863
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		1,000	966
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21		135	130
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		1,000	945
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22		740	699
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		500	464
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23		1,310	1,215
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27		10,000	8,678
Hillsborough County FL Assement Rev.	5.000%	3/1/22	(12)	6,260	6,333
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12	(2)	8,000	8,084
Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17		3,650	3,487
Hillsborough County FL School Board COP	5.500%	7/1/14	(1)	4,370	4,859
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.670%	2/2/09	LOC	1,427	1,427

	Hillsborough County FL Util. Rev.	5.500%	8/1/13	(2)	10,000	11,296
	Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/19	(1)	5,000	5,298
	Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/20	(1)	5,000	5,228
	Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13	(1)	3,045	3,461
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23		5,415	5,594
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24		5,685	5,805
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25		5,970	6,039
	Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28		13,280	12,603
[2]	Jacksonville FL Transp. Rev. TOB VRDO	1.530%	2/6/09	(1)	6,330	6,330
	Lakeland FL Electric & Water Rev.	6.050%	10/1/12	(4)	10,000	11,321
	Manatee County FL School Dist. Tax Rev.	5.000%	10/1/13	(2)	5,140	5,596
	Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/10	(1)	2,540	2,644
	Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/23	(12)	2,500	2,519
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	13,760	15,942
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14	(2)(Prere.)	10,910	12,640
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24	(2)	5,275	5,208
	Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.600%	2/6/09	(1)LOC	44,250	44,250
	Miami-Dade County FL School Board COP	5.250%	8/1/09	(2)	11,320	11,464
	Miami-Dade County FL School Board COP	5.000%	8/1/11	(2)	6,845	7,234
	Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	8,525	9,156
	Miami-Dade County FL School Board COP	5.000%	8/1/13	(2)	10,000	10,864
	Miami-Dade County FL School Board COP	5.000%	5/1/16	(12)	9,335	10,466

Miami-Dade County FL School Board COP	5.000%	11/1/21	(2)	3,280	3,299
Miami-Dade County FL School Board COP	5.000%	11/1/22	(2)	3,155	3,119
Miami-Dade County FL School Board COP	5.250%	5/1/23	(12)	25,200	25,980
Miami-Dade County FL School Board COP	5.000%	11/1/23	(2)	2,500	2,427
Miami-Dade County FL School Board COP	5.250%	5/1/24	(12)	29,650	30,242
Miami-Dade County FL School Board COP	5.250%	5/1/25	(12)	14,225	14,387
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	5,025	4,710
Miami-Dade County FL School Board COP	5.250%	5/1/26	(12)	15,980	16,025
Miami-Dade County FL School Board COP	5.250%	5/1/27	(12)	15,760	15,649
Miami-Dade County FL School Board COP	5.250%	5/1/28	(12)	15,530	15,252
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21		20,000	21,973
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(1)	8,000	7,916
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28		5,000	4,145
Orange County FL School Board COP	5.000%	8/1/23	(1)	9,000	8,854
Orange County FL School Board COP	5.000%	8/1/24	(1)	4,000	3,882
Orange County FL School Board COP	4.500%	8/1/26		10,000	8,989
Orange County FL School Board COP	4.500%	8/1/27		10,000	8,859
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20	(1)	25,345	26,029
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21	(1)	16,605	16,714
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27	(2)	12,630	11,540
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/13	(2)	5,000	5,544
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14	(2)	4,000	4,431
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	10,000	11,685
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	5,000	5,933
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28		15,000	15,043

	Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	7,500	7,709
	Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		5,000	5,136
	Seminole County FL Water & Sewer Rev.	5.000%	10/1/24		7,805	7,941
	South Florida Water Management Dist.	5.000%	10/1/13	(2)	5,000	5,543
	South Florida Water Management Dist.	5.000%	10/1/14	(2)	9,460	10,554
	South Florida Water Management Dist.	5.000%	10/1/15	(2)	5,800	6,509
	South Florida Water Management Dist.	5.000%	10/1/16	(2)	3,000	3,367
	South Florida Water Management Dist.	5.000%	10/1/24	(2)	4,000	3,987
	South Florida Water Management Dist.	5.000%	10/1/25	(2)	8,000	7,849
[2]	South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida) TOB VRDO	0.500%	2/6/09		6,000	6,000
	Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20		10,000	9,349
	Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11	(1)	3,000	3,063
	Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24	(2)	15,350	15,268

						1,560,959
Georgia (3.2%)
	Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(1)	11,930	12,380
	Atlanta GA Airport Fac. Rev.	5.875%	1/1/16	(1)	5,000	5,179
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10	(4)	10,000	10,660
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11	(4)	10,000	10,956
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16	(4)	7,000	8,195
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17	(4)	8,000	9,357
	Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22	(4)	10,000	10,712
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	10,000	10,929
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26	(4)	15,460	16,759
	Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	6,635	7,143

Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11		16,000	16,372
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		10,000	10,228
Fulton County GA COP	5.750%	11/1/11	(2)	6,000	6,438
Fulton County GA COP	6.000%	11/1/12	(2)	5,985	6,452
Fulton County GA COP	6.000%	11/1/13	(2)	6,325	6,818
Fulton County GA COP	6.000%	11/1/14	(2)	4,675	5,039
Fulton County GA School Dist. GO	6.375%	5/1/10		8,095	8,393
Georgia GO	7.450%	1/1/10		4,000	4,249
Georgia GO	6.750%	9/1/10		8,000	8,709
Georgia GO	5.700%	7/1/11		4,470	4,941
Georgia GO	5.750%	9/1/11		2,500	2,783
Georgia GO	5.000%	10/1/11		7,000	7,687
Georgia GO	5.000%	11/1/11	(Prere.)	15,570	17,184
Georgia GO	5.000%	4/1/12		8,520	9,476
Georgia GO	5.000%	10/1/13		20,595	23,733
Georgia GO	5.500%	7/1/14		10,750	12,770
Georgia GO	5.000%	10/1/14		18,250	21,341
Georgia GO	5.000%	10/1/15		21,495	25,428
Georgia GO	5.000%	4/1/16		15,590	18,436
Georgia GO	5.000%	7/1/16		5,300	6,167
Georgia GO	5.000%	7/1/16		10,000	11,854
Georgia GO	5.000%	10/1/16		17,515	20,836
Georgia GO	5.000%	9/1/19		7,580	8,499
Georgia Muni. Electric Power Auth. Rev.	6.500%	1/1/17	(1)	9,420	10,995
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15		31,260	36,325
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16		41,105	47,928
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17		16,000	18,670
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/14		9,385	10,380
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/15		8,775	9,631
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/16		9,000	9,863
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		32,895	37,788
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20		23,970	20,575

	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		12,500	9,774
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		37,000	30,904
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/20	(1)	9,800	11,164
	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/27	(4)	245	249
	Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/16		6,580	7,420
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/16		3,480	3,924
	Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.750%	1/1/19		25,000	28,616

						660,309
Hawaii (1.3%)
	Hawaii GO	5.625%	9/1/09	(4)(Prere.)	3,510	3,651
	Hawaii GO	6.000%	12/1/09	(1)	3,550	3,708
	Hawaii GO	5.750%	10/1/10	(1)(Prere.)	115	124
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	2,000	2,166
	Hawaii GO	6.000%	11/1/10	(4)	10,000	10,815
	Hawaii GO	5.750%	10/1/11	(1)	2,095	2,239
	Hawaii GO	5.375%	8/1/12	(1)	13,900	15,088
	Hawaii GO	5.375%	8/1/12	(1)	14,490	15,729
	Hawaii GO	5.625%	9/1/12	(4)	1,490	1,541
	Hawaii GO	5.750%	10/1/12	(1)	2,130	2,272
	Hawaii GO	5.375%	8/1/13	(1)	16,595	17,938
	Hawaii GO	5.375%	8/1/13	(1)	14,700	15,890
	Hawaii GO	5.375%	8/1/14	(1)	17,985	19,356
	Hawaii GO	5.375%	8/1/14	(1)	11,650	12,538
	Hawaii GO	5.750%	2/1/15	(4)	5,000	5,972
	Hawaii GO	5.000%	7/1/17	(2)	45,035	51,045
	Hawaii GO	5.000%	10/1/22	(1)	7,000	7,305
	Hawaii GO	5.000%	10/1/23	(1)	5,000	5,166
	Hawaii GO	5.000%	10/1/24	(1)	3,000	3,077
	Honolulu HI City & County GO	8.000%	10/1/09	(ETM)	3,620	3,801
[1]	Honolulu HI City & County GO	5.250%	7/1/14	(4)	10,000	11,667
[1]	Honolulu HI City & County GO	5.250%	7/1/15	(4)	7,500	8,881
[1]	Honolulu HI City & County GO	5.250%	7/1/16	(4)	7,500	8,929

[1]	Honolulu HI City & County GO	5.250%	7/1/17	(4)	7,625	9,114
[1]	Honolulu HI City & County GO	5.250%	7/1/18	(4)	9,110	10,861
	Honolulu HI City & County GO	5.000%	7/1/23	(1)	10,000	10,374
	Honolulu HI City & County GO	5.000%	7/1/24	(4)	2,570	2,661

						261,908
Idaho (0.1%)
[1]	Idaho Bond Bank Auth. Rev.	4.375%	9/15/23		2,460	2,456
[1]	Idaho Bond Bank Auth. Rev.	5.250%	9/15/24		2,000	2,115
[1]	Idaho Bond Bank Auth. Rev.	5.250%	9/15/26		1,000	1,039
	Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.125%	12/1/28		12,050	12,285
[1]	Idaho Housing & Finance Assn. RAN	5.000%	7/15/14		4,890	5,544

						23,439
Illinois (3.9%)
	Berwyn IL GO	5.000%	12/1/25	(4)	5,000	5,079
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(1)	26,000	24,398
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13	(1)	32,670	29,765
	Chicago IL Board of Educ. GO	5.000%	12/1/16	(4)	1,985	2,290
	Chicago IL Board of Educ. GO	5.000%	12/1/18	(4)	2,500	2,823
	Chicago IL Board of Educ. GO	5.000%	12/1/19	(4)	6,130	6,798
	Chicago IL Board of Educ. GO	5.000%	12/1/24	(4)	10,000	10,267
	Chicago IL Board of Educ. GO	5.250%	12/1/24	(4)	33,565	35,116
	Chicago IL Board of Educ. GO	5.000%	12/1/26	(4)	12,640	12,713
	Chicago IL GO	5.000%	1/1/21	(4)	18,155	19,344
	Chicago IL GO	0.000%	1/1/22		4,750	2,465
	Chicago IL GO	0.000%	1/1/23		4,900	2,372
	Chicago IL GO	5.000%	1/1/26	(4)	10,000	10,146
	Chicago IL GO	0.000%	1/1/27		7,000	2,539
	Chicago IL GO	5.000%	1/1/27	(1)	10,000	10,085
	Chicago IL GO	5.000%	1/1/28	(1)	10,000	10,007
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	5,540	6,267
	Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	13,425	15,186

Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	7,150	8,088
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12	(Prere.)	15,715	17,776
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09		3,000	3,136
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/12	(1)	10,000	10,793
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/15	(1)	5,000	5,526
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/18	(4)	2,850	3,162
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/19	(4)	6,640	7,242
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/21	(4)	15,960	16,877
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/22	(4)	18,595	19,299
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/23	(4)	15,475	15,843
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24	(4)	20,000	20,229
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/14		4,200	4,672
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/24	(12)	5,000	5,226
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/25	(12)	11,000	11,390
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/26	(12)	8,260	8,490
Chicago IL Transit Auth. Rev.	5.000%	6/1/13		4,000	4,415
Chicago IL Transit Auth. Rev.	5.000%	6/1/15		6,060	6,789
Chicago IL Transit Auth. Rev.	5.500%	6/1/18		7,435	8,517
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,595	4,015
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	3,200	3,574
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	4,035	4,507
Chicago IL Water Rev.	5.500%	11/1/11	(2)(Prere.)	2,000	2,234
Chicago IL Water Rev.	0.000%	11/1/14	(2)	7,460	6,272
Chicago IL Water Rev.	0.000%	11/1/15	(2)	7,555	6,073
Cook County IL High School Dist. (Thornton Township)	5.000%	12/1/15	(12)	2,020	2,322
Cook County IL High School Dist. (Thornton Township)	5.500%	12/1/17	(12)	2,000	2,367

	Grundy & Will Counties IL Community USD	5.875%	2/1/23		2,315	2,521
	Grundy & Will Counties IL Community USD	5.875%	2/1/25		2,720	2,890
	Grundy & Will Counties IL Community USD	5.875%	2/1/26		3,060	3,225
	Grundy & Will Counties IL Community USD	5.875%	8/1/28		6,520	6,772
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.600%	2/2/09		15,975	15,975
	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28		24,260	21,969
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.650%	2/2/09	LOC	25,300	25,300
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.250%	7/1/28		8,500	7,829
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.600%	2/2/09		11,130	11,130
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23	(1)	5,000	4,262
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28	(1)	3,000	2,562
	Illinois GO	5.000%	10/1/10		9,000	9,553
	Illinois GO	5.375%	7/1/12	(1)(Prere.)	5,500	6,235
	Illinois GO	5.250%	10/1/12		14,000	15,681
	Illinois GO	5.500%	8/1/13	(1)	14,005	16,067
	Illinois GO	5.375%	7/1/14	(1)	5,000	5,516
	Illinois GO	5.250%	10/1/14		40,000	45,204
	Illinois GO	5.500%	8/1/17	(1)	7,500	8,276
	Illinois GO	5.500%	8/1/18	(1)	6,000	6,551
	Illinois GO	5.000%	6/1/26		1,000	1,009
	Illinois GO	5.000%	6/1/26		5,600	5,685
	Illinois GO	5.000%	6/1/27	(1)	4,000	4,021
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	3,225	3,314
	Illinois Regional Transp. Auth. Rev.	9.000%	6/1/09	(2)	1,030	1,058
	Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,250	4,564
	Illinois Sales Tax Rev.	6.125%	6/15/14		6,850	7,272
[1]	Illinois Sales Tax Rev.	5.375%	6/15/18		9,860	11,616
[1]	Illinois Sales Tax Rev.	5.375%	6/15/20		9,635	11,205
	Illinois Sales Tax Rev.	5.000%	6/15/28	(1)	6,000	6,003
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/25	(4)	6,200	6,323

	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	3.250%	2/6/09	(4)	11,000	11,000
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(2)	16,775	17,479
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16	(1)	8,330	6,410
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19	(1)	39,340	25,873
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/21	(1)	6,000	3,325
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23	(1)	32,515	15,509
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24	(1)	15,895	7,036
[1]	Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/14	(12)	2,800	2,284
[1]	Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/15	(12)	2,800	2,169
[1]	Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/16	(12)	2,900	2,128
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16	(1)	15,270	12,268

						801,563
Indiana (0.7%)
	Decatur Township IN Multi-School Buildings Corp. Rev.	5.000%	7/15/21	(4)	5,695	6,105
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/20		4,370	4,513
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/23		3,570	3,504
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/24		10,855	10,762
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/25		13,895	13,636
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/26		14,425	13,987

	Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/27		8,615	8,219
	Indiana Finance Auth. Highway Rev.	4.500%	12/1/25	(1)	10,000	9,713
	Indiana Finance Auth. Rev.	5.000%	7/1/15		3,865	4,395
	Indiana Finance Auth. Rev.	5.000%	7/1/16		4,145	4,719
	Indiana Finance Auth. Rev.	5.000%	7/1/17		3,315	3,765
	Indiana Finance Auth. Rev.	5.000%	7/1/18		4,085	4,611
[1]	Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/14		2,510	2,805
	Indiana Finance Auth. Rev. VRDO	0.850%	2/2/09		13,600	13,600
	Indiana Finance Auth. Rev. VRDO	2.500%	2/6/09		7,000	7,000
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25		11,000	8,701
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		15,000	11,666
	Indiana Muni. Power Agency Rev.	5.875%	1/1/10	(1)	4,500	4,674
	Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(1)	5,000	5,560

						141,935
Kansas (0.3%)
	Cowley Conty KS USD GO	4.750%	9/1/26	(4)	3,680	3,625
	Cowley Conty KS USD GO	4.750%	9/1/27	(4)	3,500	3,407
	Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12		7,400	8,306
[1]	Leavenworth County KS USD	4.500%	3/1/18	(12)	1,030	1,120
[1]	Leavenworth County KS USD	4.500%	9/1/18	(12)	1,030	1,119
[1]	Leavenworth County KS USD	4.500%	3/1/19	(12)	1,000	1,073
[1]	Leavenworth County KS USD	4.500%	9/1/19	(12)	1,100	1,178
[1]	Leavenworth County KS USD	4.500%	3/1/20	(12)	1,115	1,175
[1]	Leavenworth County KS USD	4.500%	9/1/20	(12)	1,185	1,244

[1]	Leavenworth County KS USD	4.750%	3/1/21	(12)	1,165	1,224
[1]	Leavenworth County KS USD	4.750%	9/1/21	(12)	1,265	1,325
[1]	Leavenworth County KS USD	5.000%	3/1/22	(12)	1,060	1,113
[1]	Leavenworth County KS USD	5.000%	9/1/22	(12)	1,360	1,425
[1]	Leavenworth County KS USD	5.250%	3/1/23	(12)	1,455	1,534
[1]	Leavenworth County KS USD	5.250%	9/1/23	(12)	1,460	1,537
[1]	Leavenworth County KS USD	5.250%	3/1/24	(12)	1,080	1,123
[1]	Leavenworth County KS USD	5.250%	9/1/24	(12)	1,575	1,637
[1]	Leavenworth County KS USD	4.750%	3/1/25	(12)	1,680	1,654
[1]	Leavenworth County KS USD	4.750%	9/1/25	(12)	1,700	1,672
	Sedgwick County KS USD	5.000%	9/1/23	(12)	1,500	1,559
	Sedgwick County KS USD	5.000%	9/1/24	(12)	2,185	2,243
	Sedgwick County KS USD	5.000%	9/1/25	(12)	1,600	1,627
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,347
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,065
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18		1,000	1,046
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19		1,500	1,554
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20		1,500	1,523
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21		1,500	1,493
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24		6,055	5,680
	Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26		7,000	6,366
[1]	Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/24	(13)	5,000	5,204

						67,198
Kentucky (0.9%)
	Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	6,135	6,633
	Kentucky Property & Building Comm. Rev.	5.750%	10/1/10	(Prere.)	3,500	3,784
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	9,725	10,711
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/11	(4)(Prere.)	11,815	13,013

	Kentucky Property & Building Comm. Rev.	5.375%	10/1/11	(1)(Prere.)	5,000	5,557
	Kentucky Property & Building Comm. Rev.	5.500%	8/1/12	(4)	10,000	11,216
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/13	(4)	27,540	29,517
	Kentucky Property & Building Comm. Rev.	5.250%	10/1/13	(4)	14,965	17,029
	Kentucky Property & Building Comm. Rev.	5.250%	8/1/15	(4)	15,480	16,558
	Kentucky Property & Building Comm. Rev.	5.000%	10/1/16	(2)	2,000	2,306
	Kentucky Property & Building Comm. Rev.	5.000%	11/1/23	(4)	5,120	5,338
	Kentucky Property & Building Comm. Rev.	5.375%	11/1/23		9,510	10,215
	Kentucky Property & Building Comm. Rev.	5.000%	11/1/24	(4)	5,000	5,149
	Kentucky Property & Building Comm. Rev.	5.000%	11/1/26	(4)	8,500	8,612
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/23		9,890	10,378
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/24		7,065	7,323
	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/25		7,000	7,188
	Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.750%	12/2/13		23,000	24,229

						194,756
Louisiana (1.6%)
[1]	East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/22	(12)	2,560	2,653
[1]	East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/23	(12)	5,165	5,276
	Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20	(1)	6,200	6,625
	Louisiana GO	5.000%	5/1/11	(4)	16,830	18,074
	Louisiana GO	5.000%	5/1/12	(4)	18,955	20,791
	Louisiana GO	5.250%	5/1/12	(1)	10,000	10,928
	Louisiana GO	5.500%	5/15/12	(1)	12,660	13,602
	Louisiana GO	5.500%	5/15/13	(1)	5,345	5,719
	Louisiana GO	5.000%	8/1/14	(1)	45,750	51,129
	Louisiana GO	5.000%	5/1/18	(4)	25,710	28,525
	Louisiana GO	5.000%	5/1/21	(4)	9,765	10,347
	Louisiana GO	5.000%	5/1/23	(4)	27,165	28,030
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15		4,055	3,964

	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17		3,000	2,866
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27		17,665	14,039
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		5,360	3,840
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		41,295	29,949
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18	(2)	14,470	14,170
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21	(2)	20,000	18,245
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22	(2)	14,160	12,617
	Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23	(2)	10,000	8,695
[1]	New Orleans LA Aviation Board Rev.	4.250%	1/1/15	(12)	1,375	1,381
[1]	New Orleans LA Aviation Board Rev.	4.500%	1/1/16	(12)	2,075	2,079
[1]	New Orleans LA Aviation Board Rev.	4.500%	1/1/16	(12)	4,635	4,643
[1]	New Orleans LA Aviation Board Rev.	4.500%	1/1/17	(12)	2,180	2,146
[1]	New Orleans LA Aviation Board Rev.	4.500%	1/1/17	(12)	1,500	1,476
[1]	New Orleans LA Aviation Board Rev.	5.000%	1/1/18	(12)	2,540	2,580
[1]	New Orleans LA Aviation Board Rev.	5.000%	1/1/18	(12)	2,500	2,539
[1]	New Orleans LA Aviation Board Rev.	5.000%	1/1/19	(12)	1,375	1,376

						328,304
Maryland (1.2%)
	Maryland Dept. of Transp.	5.000%	3/1/15		7,600	8,869
	Maryland Dept. of Transp.	5.000%	3/1/16		5,900	6,926
	Maryland Dept. of Transp.	5.000%	2/15/18		5,100	5,993
	Maryland GO	5.000%	8/1/12		10,000	11,238
	Maryland GO	5.000%	8/1/12		10,000	11,238
	Maryland GO	5.000%	2/15/13		59,765	67,807
	Maryland GO	5.000%	8/1/13		10,685	12,274
	Maryland GO	5.500%	3/1/16		8,035	9,762
	Maryland GO	5.000%	8/1/17		15,760	17,976

Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24	(2)	3,800	3,836
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28	(2)	9,000	8,457
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15		3,500	3,777
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	3,915	4,470
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14	(Prere.)	2,980	3,402
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10	(Prere.)	3,780	4,130
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16		3,895	4,074
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17		3,000	3,125
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18		2,500	2,583
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19		1,700	1,760
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20		1,500	1,415
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21		2,000	2,024
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23		1,000	916
Maryland Transp. Auth. Rev.	5.000%	3/1/14		13,240	15,233
Maryland Transp. Auth. Rev.	5.250%	3/1/15		4,750	5,611
Maryland Transp. Auth. Rev.	5.000%	3/1/16		2,500	2,935
Maryland Transp. Auth. Rev.	5.250%	3/1/16		4,000	4,761

	Maryland Transp. Auth. Rev.	5.000%	3/1/17		5,000	5,888
	Maryland Transp. Auth. Rev.	5.250%	3/1/17		3,000	3,587
	Maryland Transp. Auth. Rev.	5.250%	3/1/20		8,585	9,983

						244,050
Massachusetts (6.4%)
	Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		4,950	5,454
	Chelsea MA GO	5.500%	6/15/09	(2)	3,000	3,057
	Chelsea MA GO	5.500%	6/15/11	(2)	5,740	5,817
	Chelsea MA GO	5.500%	6/15/12	(2)	5,000	5,067
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/18		3,745	4,536
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21		6,840	8,064
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22		13,000	14,418
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23		10,000	10,955
	Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24	(1)	5,000	5,677
	Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/27		5,000	5,291
[2]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.770%	2/6/09		15,185	15,185
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13	(1)	16,670	17,252
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14	(1)	7,340	7,527
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15	(1)	8,310	8,454
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16	(1)	3,500	3,535
	Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25		6,865	7,018
	Massachusetts GAN	5.125%	6/15/10		10,755	10,896
	Massachusetts GAN	5.250%	6/15/10		23,675	23,988
	Massachusetts GAN	5.125%	12/15/10		5,000	5,065
	Massachusetts GAN	5.125%	6/15/11		8,555	8,665
	Massachusetts GAN	5.750%	12/15/11		20,000	21,458

	Massachusetts GAN	5.750%	6/15/12		11,280	12,085
	Massachusetts GAN	5.125%	12/15/12		5,000	5,064
	Massachusetts GAN	5.125%	6/15/13		5,000	5,064
	Massachusetts GAN	5.750%	6/15/13		10,000	10,714
	Massachusetts GO	6.000%	2/1/10	(Prere.)	5,450	5,785
	Massachusetts GO	5.000%	11/1/13		8,000	9,169
	Massachusetts GO	5.500%	11/1/13	(1)	8,605	10,057
	Massachusetts GO	5.500%	11/1/14	(1)	3,000	3,562
	Massachusetts GO	5.500%	12/1/14	(4)	1,000	1,189
	Massachusetts GO	5.000%	9/1/15		14,360	16,789
	Massachusetts GO	5.000%	9/1/16		7,710	9,044
	Massachusetts GO	5.500%	11/1/16	(ETM)	25,000	30,842
	Massachusetts GO	5.500%	11/1/16	(1)(ETM)	75,000	92,526
	Massachusetts GO	5.500%	11/1/16	(2)	50,000	61,684
	Massachusetts GO	5.500%	11/1/17	(1)	20,000	24,227
	Massachusetts GO	5.500%	11/1/17	(4)	7,000	8,480
	Massachusetts GO	5.500%	8/1/18	(1)	5,000	6,050
	Massachusetts GO	5.500%	10/1/18		10,000	12,112
	Massachusetts GO	5.500%	10/1/20	(1)	10,915	12,922
	Massachusetts GO	5.250%	8/1/21		10,000	11,511
	Massachusetts GO	5.250%	8/1/22		20,000	22,636
	Massachusetts GO	5.250%	8/1/23		20,000	22,386
	Massachusetts GO	5.250%	9/1/23	(4)	39,680	44,419
[2]	Massachusetts GO TOB VRDO	1.600%	2/6/09	(3)	18,455	18,455
[2]	Massachusetts GO TOB VRDO	3.090%	2/6/09	(2)LOC	26,230	26,230
[2]	Massachusetts GO TOB VRDO	3.500%	2/6/09	(4)LOC	8,000	8,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/09	(1)	4,215	4,241
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10	(1)	4,440	4,489
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11	(1)	4,670	4,720
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12	(1)	1,850	1,863
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28		18,000	13,615
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23		3,500	3,156
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24		5,500	4,830

Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25		3,500	3,036
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12		10,000	10,290
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20		1,810	1,517
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28		2,640	1,949
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/23		3,435	3,430
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25		1,460	1,417
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26		2,000	1,918
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28		1,155	1,079
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12	(1)	22,865	24,366
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13	(1)	20,000	21,218
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/13	(4)	5,000	5,710
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/15	(4)	10,000	11,699
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21	(4)	41,095	44,233
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23	(4)	6,800	7,108
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/27	(1)	8,330	8,483
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	8,685	9,879
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19	(1)	5,000	5,586

Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26	(1)	32,360	33,149
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28	(1)	11,075	11,100
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/09		435	441
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,580	1,640
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	970	1,007
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,510	1,567
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09	(Prere.)	1,165	1,209
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	(ETM)	6,475	7,135
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11		830	841
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/11		3,180	3,290
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12		295	299
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/12		4,945	5,116
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/13		3,835	3,968
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14		140	142
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/18		1,000	1,191
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		27,360	32,060
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20		7,500	8,788

	Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21		6,955	8,031
	Massachusetts Water Pollution Abatement Trust	5.000%	8/1/21		13,955	15,777
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		10,000	11,554
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		6,500	7,510
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25		5,355	5,952
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10	(ETM)	30,220	32,733
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	37,515	47,374
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	9,000	9,816
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22	(2)	27,710	29,659
[1]	Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22	(4)	4,350	4,987
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/23	(2)	21,790	23,010
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24	(2)	19,320	20,148
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/25	(2)	2,655	2,743
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/26	(2)	6,710	6,880
[2]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.100%	2/6/09	(4)	25,190	25,190
[2]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.770%	2/6/09	(4)LOC	20,635	20,635
[2]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.770%	2/6/09	(4)LOC	16,505	16,505
	Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19	(2)	25,625	27,497

						1,317,157
Michigan (2.1%)
	Detroit MI GO	5.000%	4/1/14	(12)	9,780	9,976
	Detroit MI GO	5.000%	4/1/15	(12)	7,970	8,056
	Detroit MI GO	5.000%	4/1/16	(12)	3,440	3,440
	Detroit MI GO	5.000%	4/1/17	(12)	3,580	3,524
	Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	15,665	17,936
	Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	12,375	14,661

	Detroit MI Sewer System Rev.	0.000%	7/1/16	(1)	7,500	5,480
	Detroit MI Water Supply System	5.000%	7/1/19	(1)	5,000	5,140
	Detroit MI Water Supply System	5.000%	7/1/20	(1)	7,665	7,726
	Detroit MI Water Supply System	5.000%	7/1/20	(4)	8,535	8,603
	Detroit MI Water Supply System	5.000%	7/1/22	(1)	4,000	3,867
	Detroit MI Water Supply System	5.000%	7/1/23	(1)	4,000	3,799
	Detroit MI Water Supply System	5.000%	7/1/24	(4)	27,425	25,418
	Detroit MI Water Supply System	5.000%	7/1/25	(4)	9,955	9,079
	Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15		11,500	11,973
	Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14		10,000	10,330
	Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	8,440	9,390
	Michigan Building Auth. Rev.	5.500%	10/15/11	(Prere.)	6,010	6,687
	Michigan Building Auth. Rev.	5.500%	10/15/12		6,695	7,256
	Michigan Building Auth. Rev.	5.250%	10/15/13		2,500	2,552
	Michigan Building Auth. Rev.	5.250%	10/15/13	(4)	12,000	13,534
	Michigan Building Auth. Rev.	5.500%	10/15/13		6,000	6,459
	Michigan Building Auth. Rev.	5.250%	10/15/14	(4)	15,000	16,751
	Michigan Building Auth. Rev.	5.500%	10/15/14		10,000	10,762
	Michigan Building Auth. Rev.	5.250%	10/15/15	(4)	22,445	24,879
	Michigan Building Auth. Rev.	5.500%	10/15/15		5,000	5,381
	Michigan Building Auth. Rev.	5.250%	10/15/16	(4)	9,000	9,976
[2]	Michigan Building Auth. Rev. TOB VRDO	0.570%	2/6/09	(4)LOC	21,000	21,000
[2]	Michigan Building Auth. Rev. TOB VRDO	1.600%	2/6/09	(1)	15,125	15,125
	Michigan GO	5.500%	11/1/09	(Prere.)	5,120	5,311
	Michigan GO	5.500%	11/1/09	(Prere.)	5,395	5,596
	Michigan GO	5.500%	12/1/13		6,125	7,044
	Michigan GO	5.000%	5/1/17		33,880	38,757
	Michigan GO	5.000%	5/1/18		13,485	15,345

[1]	Michigan GO	5.250%	9/15/25	(4)	10,810	10,916
[1]	Michigan GO	5.250%	9/15/26	(4)	13,105	13,143
	Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12		9,595	10,063
	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11	(ETM)	10,840	10,982
	Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13	(ETM)	4,000	4,053
	Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26	(1)	13,015	10,722

						430,692
Minnesota (2.1%)
	Minneapolis & St. Paul MN Metro. Airport	5.000%	1/1/24	(2)	4,970	5,005
	Minneapolis MN Health Care System (Fairview Health Services)	6.000%	11/15/18		15,000	16,343
	Minneapolis MN Health Care System (Fairview Health Services)	6.625%	11/15/28		18,000	18,394
	Minnesota GO	5.000%	10/1/11		26,795	29,402
	Minnesota GO	5.000%	11/1/11		24,545	27,000
	Minnesota GO	5.000%	6/1/12		21,700	24,232
	Minnesota GO	5.000%	11/1/12		21,920	24,757
	Minnesota GO	5.000%	11/1/12		19,775	22,334
	Minnesota GO	5.000%	8/1/13		5,780	6,626
	Minnesota GO	5.000%	10/1/13		35,445	40,794
	Minnesota GO	5.000%	11/1/13		28,270	32,600
	Minnesota GO	5.000%	11/1/13		19,500	22,486
	Minnesota GO	5.000%	12/1/13		10,610	12,259
	Minnesota GO	5.000%	11/1/14		19,775	23,127
	Minnesota GO	4.000%	12/1/14		3,730	4,164
	Minnesota GO	5.000%	12/1/14		8,150	9,548
	Minnesota GO	5.000%	11/1/15		19,775	23,381
	Minnesota GO	5.000%	12/1/15		8,150	9,648
	Minnesota GO	5.000%	6/1/16		3,000	3,547
	Minnesota GO	5.000%	11/1/16		12,735	15,137
	Minnesota GO	5.000%	12/1/16		8,145	9,692
	Northern Minnesota Muni. Power Agency Electric System Rev.	5.250%	1/1/12	(4)	6,000	6,019
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/15		5,675	5,921

	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/16		11,775	12,239
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/23		24,650	23,266
	St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.625%	7/1/26		6,000	5,474
[1]	Univ. of Minnesota Rev.	5.000%	4/1/22		500	545
[1]	Univ. of Minnesota Rev.	4.600%	4/1/25		1,000	1,012
[1]	Univ. of Minnesota Rev.	5.250%	4/1/29		1,000	1,031

						435,983
Mississippi (0.4%)
	Mississippi Business Finance Corp. Rev. (Promenade D Iberville Project) VRDO	0.500%	2/6/09	LOC	25,000	25,000
	Mississippi GO	5.750%	12/1/11		6,000	6,683
	Mississippi GO	5.500%	9/1/12	(4)	5,000	5,675
	Mississippi GO	5.500%	12/1/16		8,435	10,058
	Mississippi GO	5.500%	12/1/17		4,000	4,772
	Mississippi GO	5.000%	12/1/20		10,000	11,113
	Mississippi GO	5.000%	12/1/21		16,890	18,470

						81,771
Missouri (0.8%)
	Cape Girardeau County MO IDA Health Care Facs. Rev.	5.625%	6/1/12	(Prere.)	5,655	6,388
	Kansas City MO Airport Rev.	5.000%	9/1/13		11,550	12,687
	Kansas City MO Airport Rev.	5.000%	9/1/14		10,000	11,052
	Kansas City MO GO	4.750%	2/1/25		5,220	5,366
	Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27		13,275	13,446
	Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	4.750%	6/1/25		3,230	2,381
	Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12		4,190	4,750
	Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13		5,250	6,108
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/12	(4)	3,365	3,584

Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/13	(4)	3,580	3,799
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/14	(4)	3,260	3,443
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,000	3,268
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	3,430	3,736
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11	(Prere.)	2,000	2,179
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12	(Prere.)	11,410	12,746
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19		4,000	4,654
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20		5,830	6,632
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23		10,195	10,965
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24	(2)	12,225	12,186
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26	(2)	15,730	15,240
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	11,560	12,727
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11	(1)(Prere.)	10,260	11,295

					168,632
Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/09	(1)	3,330	3,364
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10	(1)	2,445	2,467

	Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11	(1)	4,980	5,015
	Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12	(1)	2,725	2,742

						13,588
Nebraska (0.3%)
[1]	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/26		3,140	3,136
[1]	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/27		3,300	3,236
[1]	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/28		3,460	3,460
[1]	Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/29		3,630	3,579
	Municipal Energy Agency NE Power Supply System Rev.	5.125%	4/1/29	(13)	2,500	2,498
	Nebraska Public Power Dist. Rev.	5.000%	1/1/24		8,000	8,092
	Nebraska Public Power Dist. Rev.	5.000%	1/1/25		14,245	14,265
	Nebraska Public Power Dist. Rev.	5.000%	1/1/26		14,960	14,808
	Nebraska Public Power Dist. Rev.	5.000%	1/1/27		5,705	5,579
	Nebraska Public Power Dist. Rev.	5.000%	1/1/28		6,000	5,793

						64,446
Nevada (1.5%)
	Clark County NV Airport Improvement Rev.	5.375%	7/1/10	(1)	8,470	8,577
	Clark County NV GO	7.500%	6/1/09	(2)	1,115	1,140
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15		6,525	7,316
	Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16		5,575	6,258
	Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	28,385	32,137
	Clark County NV School Dist. GO	5.375%	6/15/12	(1)(Prere.)	29,765	33,699
	Clark County NV School Dist. GO	5.000%	6/15/14		6,320	7,074

Clark County NV School Dist. GO	5.000%	6/15/15		22,120	24,962
Clark County NV School Dist. GO	5.000%	6/15/18		8,000	8,906
Clark County NV School Dist. GO	5.000%	6/15/19		13,750	15,026
Clark County NV School Dist. GO	5.000%	6/15/20		14,335	15,395
Clark County NV School Dist. GO	5.000%	6/15/21		14,980	15,767
Clark County NV School Dist. GO	5.000%	6/15/22		14,655	15,150
Clark County NV School Dist. GO	5.000%	6/15/23		16,360	16,683
Clark County NV School Dist. GO	5.000%	6/15/24	(4)	17,140	17,304
Clark County NV School Dist. GO	5.000%	6/15/25		12,445	12,410
Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27		2,985	3,089
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		5,000	4,528
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	5,000	5,165
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/09	(2)(Prere.)	4,500	4,649
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11	(2)	10,000	10,252
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13	(1)	11,165	12,448
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/20	(1)	5,660	6,030
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23	(1)	1,000	1,035
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26	(1)	4,875	4,913
Nevada GO	6.000%	5/15/10		6,680	7,096
Nevada GO	5.000%	12/1/23	(4)	1,500	1,545
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28	(2)	1,750	1,464
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12	(4)	5,335	5,785
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13	(4)	4,790	5,172

					310,975
New Jersey (6.3%)
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10	(4)(Prere.)	1,470	1,581
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23	(1)	12,065	13,092

Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23	(2)	14,000	14,581
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23	(2)	3,635	4,016
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24	(1)	12,725	13,567
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24	(2)	3,820	4,175
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25	(1)	11,630	12,241
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26	(1)	10,000	10,414
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27	(1)	5,895	6,076
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		4,000	4,013
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,625	2,683
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09	(4)(Prere.)	2,790	2,851
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	3,821
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24	(2)	3,500	3,370
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18		25,000	21,881
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19		14,000	11,886
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		12,000	9,380
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		12,315	13,617
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13		4,000	4,443
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,900	12,130
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14		4,000	4,468
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23	(1)	81,630	86,951
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24	(2)	60,000	62,754
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25	(4)	18,130	19,276

New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14	(4)	40,955	45,056
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/13		7,215	7,933
New Jersey GO	5.500%	8/1/11		3,500	3,844
New Jersey GO	5.250%	7/1/14	(4)	25,000	28,972
New Jersey GO	5.250%	7/1/15	(4)	50,000	58,755
New Jersey GO	5.250%	7/15/15	(2)	9,000	10,581
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23		12,860	13,367
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/16		8,420	8,758
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/17		8,875	9,189
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/10	(1)	7,880	7,953
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/11	(1)	8,230	8,321
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/12	(1)	1,845	1,850
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/14	(1)	1,885	1,886
New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24		2,155	2,073
New Jersey Transp. Corp. COP	5.500%	9/15/10	(2)	12,500	13,107
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)	15,000	15,306
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	25,000	26,990
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	28,470	30,736
New Jersey Transp. Corp. COP	5.250%	9/15/15	(2)	10,000	11,069
New Jersey Transp. Corp. COP	5.500%	9/15/15	(4)	5,000	5,608
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)(ETM)	7,510	8,464
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11	(1)	12,490	13,783

	New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)(ETM)	7,510	8,923
	New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12	(1)	12,490	14,432
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	16,400	19,347
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		15,000	17,003
	New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		20,000	22,704
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(1)	84,700	94,363
	New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)(1)	25,000	28,565
	New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(1)	25,000	26,940
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	15,000	5,431
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25		80,190	29,378
	New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	35,065	11,756
[2]	New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	2/6/09	(4)LOC	27,245	27,245
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(Prere.)	2,775	2,906
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	3,440	3,602
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)	27,745	28,825
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(1)(ETM)	7,475	7,835
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/25	(2)	14,000	15,327
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/26	(4)	10,000	10,685
	New Jersey Turnpike Auth. Rev.	5.250%	1/1/27	(4)	12,035	12,755
	New Jersey Turnpike Auth. Rev. VRDO	2.750%	2/6/09	(4)	32,100	32,100
	New Jersey Turnpike Auth. Rev. VRDO	3.750%	2/6/09	LOC	35,800	35,800
	Rutgers State Univ. New Jersey	6.400%	5/1/13		4,015	4,391
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12		6,385	6,010
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	6,495	7,079

Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12	(Prere.)	40,000	42,323
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13		14,945	14,184
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15		11,425	10,407
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16		14,585	13,001
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17		15,925	13,928
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18		16,475	14,111
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19		30,595	25,586
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23	(2)	7,330	7,050
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27	(2)	10,100	9,184

					1,300,044
New Mexico (0.7%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10	(3)	30,000	29,977
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	12,895	14,452
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20	(1)	30,525	32,871
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(1)	18,000	19,252
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10	(Prere.)	16,310	17,430
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	12,780	13,701
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/10		2,045	2,138
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/11		2,000	2,136
Santa Fe NM Gross Receipts Tax Rev.	4.000%	6/1/12		3,260	3,448

					135,405
New York (8.2%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23	(4)	7,000	7,213

Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24	(4)	3,750	3,830
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25	(4)	3,000	3,044
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09	(2)	8,000	8,239
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12		40,505	43,748
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18	(1)	2,900	3,081
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20	(1)	10,000	10,278
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(1)	10,000	10,165
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21	(1)	33,115	33,660
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23		10,000	10,039
Long Island NY Power Auth. Electric System Rev.	5.750%	4/1/25		20,000	20,763
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	(4)	10,000	10,221
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12	(1)(Prere.)	8,100	8,988
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	21,500	26,453
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	3.500%	2/6/09	(4)	30,000	30,000
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11	(ETM)	21,200	20,447
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15		17,815	20,504
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09	(2)(ETM)	2,755	2,831
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12	(4)(Prere.)	25,835	28,889
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15	(2)	45,130	48,258

Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16	(2)	38,075	41,405
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18		16,250	18,711
New York City NY Cultural Resources Rev. (American Museum) VRDO	0.350%	2/2/09		4,600	4,600
New York City NY Cultural Resources Rev. (Lincoln Center)	5.250%	12/1/18		7,600	8,333
New York City NY GO	5.250%	8/1/10		27,000	28,452
New York City NY GO	5.000%	8/1/11		8,000	8,557
New York City NY GO	5.250%	8/1/11		30,000	32,254
New York City NY GO	5.250%	8/1/13		18,015	19,945
New York City NY GO	5.750%	8/1/13	(2)	8,500	9,573
New York City NY GO	5.750%	8/1/15	(2)	38,000	42,397
New York City NY GO	5.000%	8/1/19		12,630	13,497
New York City NY GO	5.000%	8/1/20		10,000	10,504
New York City NY GO	5.000%	8/1/21		10,000	10,345
New York City NY GO	5.250%	9/1/21		20,000	21,141
New York City NY GO	5.000%	8/1/22		10,000	10,184
New York City NY GO	5.250%	8/15/22		25,250	26,234
New York City NY GO	5.250%	8/15/23		21,820	22,431
New York City NY GO	5.250%	8/15/24		26,445	26,859
New York City NY GO VRDO	0.550%	2/2/09	LOC	32,700	32,700
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19		7,500	7,956
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26	(1)	10,000	10,203
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10	(Prere.)	3,500	3,715
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10	(Prere.)	4,365	4,645
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/13		2,000	2,201
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13		14,000	15,061
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/14		3,525	3,923
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14		5,000	5,354

New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/15		2,820	3,171
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/16		2,925	3,305
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18	(2)	5,000	5,385
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/23		4,440	4,537
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24		7,040	7,094
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/25	(1)	10,170	10,216
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/25		8,945	9,097
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/26	(1)	7,620	7,585
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26		10,520	10,609
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/28		3,465	3,381
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/09	(Prere.)	70	72
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/09	(Prere.)	315	322
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21		51,100	54,428
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11	(1)(Prere.)	4,090	4,531
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	11,500	12,317
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13	(1)	14,645	16,023
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11		4,160	4,555
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11	(1)	725	734
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23	(1)	6,415	6,368

New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24	(1)	6,740	6,582
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16	(1)	3,500	4,183
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13		2,135	2,428
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		3,250	3,738
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14		9,500	10,927
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/17		12,670	14,607
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20		33,000	36,446
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21		34,650	37,507
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/22	(2)	7,000	7,994
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		5,000	5,169
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23		36,950	38,696
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25		16,820	17,170
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	8,740	9,702
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26		13,000	13,209
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26		10,000	10,139
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		10,000	10,015
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11	(2)	4,040	4,080

New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13	(1)	10,000	10,642
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/10	(2)	3,920	4,020
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/11	(2)	3,610	3,697
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15		7,650	8,388
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16		6,000	6,579
New York State Local Govt. Assistance Corp. VRDO	1.250%	2/6/09	(4)	5,100	5,100
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	2,600	2,988
New York State Power Auth. Rev.	5.250%	11/15/12	(Prere.)	20,710	23,801
New York State Thruway Auth. Rev.	5.000%	1/1/20	(1)	9,440	10,186
New York State Thruway Auth. Rev.	5.000%	1/1/22	(1)	10,000	10,341
New York State Thruway Auth. Rev.	5.000%	1/1/23	(2)	20,000	20,327
New York State Thruway Auth. Rev.	5.000%	1/1/24	(2)	14,885	14,991
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/10	(4)(ETM)	6,725	7,172
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12	(1)	20,000	22,126
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/13	(1)	15,000	16,507
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14		12,055	13,557
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18	(2)	5,995	6,574
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23		15,100	15,552
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12	(1)(Prere.)	3,000	3,386

New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/21		24,890	26,705
New York State Urban Dev. Corp. Rev.	5.000%	12/15/14		3,000	3,451
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15		20,000	22,189
New York State Urban Dev. Corp. Rev.	5.000%	12/15/15		4,000	4,641
New York State Urban Dev. Corp. Rev.	5.000%	12/15/16		3,350	3,900
New York State Urban Dev. Corp. Rev.	5.000%	12/15/17		2,000	2,320
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18		2,550	2,932
New York State Urban Dev. Corp. Rev.	4.375%	3/15/22		9,020	9,162
New York State Urban Dev. Corp. Rev.	5.000%	12/15/22		2,000	2,124
New York State Urban Dev. Corp. Rev.	4.500%	3/15/23		5,000	5,054
New York State Urban Dev. Corp. Rev.	5.000%	12/15/23		2,615	2,742
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26		7,910	7,604
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.250%	1/1/14	(4)	7,770	8,609
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/16		7,155	8,277
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/23		8,080	8,439
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/25		6,460	6,608
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22	(1)	21,000	24,145
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12	(ETM)	9,330	10,252
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		10,000	10,405
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		50,000	52,628
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12	(ETM)	11,955	12,837

	Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12	(ETM)	9,370	10,173
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/14		3,000	3,485
	Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/14		20,000	21,972
	Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/15		20,000	22,018

						1,686,759
North Carolina (2.6%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.625%	1/15/26		8,955	8,089
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	3.000%	2/6/09	(4)	50,025	50,025
	Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/09	(Prere.)	10,000	10,371
	Guilford County NC GO VRDO	2.500%	2/6/09		40,010	40,010
[1]	Mecklenburg County NC COP	5.000%	2/1/22		3,390	3,575
[1]	Mecklenburg County NC COP	5.000%	2/1/23		1,200	1,248
[1]	Mecklenburg County NC COP	5.000%	2/1/25		1,000	1,013
[1]	Mecklenburg County NC COP	4.750%	2/1/26		2,500	2,512
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11		25,000	25,971
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12		14,875	15,566
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		25,000	26,458
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		15,000	16,016
	North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15		4,000	4,159

North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16		4,000	4,151
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16		3,000	3,107
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17		4,700	4,829
North Carolina GO	5.000%	3/1/12		7,400	8,212
North Carolina GO	5.000%	5/1/14		20,280	22,922
North Carolina GO	5.000%	3/1/15		12,875	15,092
North Carolina GO	5.000%	3/1/16		23,510	27,797
North Carolina GO	5.000%	9/1/16		10,000	11,889
North Carolina GO	5.000%	3/1/17		10,000	11,871
North Carolina GO	5.000%	3/1/18		25,000	29,195
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18	(4)	9,675	10,954
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19	(4)	10,000	11,128
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/21	(4)	8,000	8,597
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	(4)	10,000	10,919
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	(4)	15,290	16,695
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18		5,000	5,477
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	(1)	69,720	72,927
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19		3,085	3,319
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	(1)	38,600	40,021
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		2,000	2,096
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	(1)	10,000	10,234
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	2,380	2,642
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,970	2,187
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13		1,500	1,634
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14		1,240	1,350

					544,258

Ohio (2.9%)
Akron OH GO	5.000%	12/1/18	(2)	5,300	5,834
American Muni. Power Ohio Inc.	5.000%	2/15/16		4,000	4,526
American Muni. Power Ohio Inc.	5.000%	2/15/17		6,770	7,651
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		72,345	52,815
Cincinnati OH City School Dist. GO	5.250%	12/1/20	(1)	7,000	8,010
Cincinnati OH City School Dist. GO	5.250%	12/1/21	(1)	5,710	6,401
Cincinnati OH City School Dist. GO	5.250%	12/1/22	(1)	10,000	11,009
Cincinnati OH City School Dist. GO	5.250%	12/1/23	(1)	5,000	5,438
Cincinnati OH City School Dist. GO	5.250%	12/1/24	(1)	10,000	10,797
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	14,710	17,248
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	9,185	10,770
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	5,000	5,863
Cincinnati OH GO	5.250%	12/1/13	(4)(Prere.)	8,150	9,556
Cleveland OH COP VRDO	0.500%	2/6/09	LOC	18,400	18,400
Cleveland OH Public Power System Rev.	5.000%	11/15/21	(1)	7,455	7,721
Cleveland OH Public Power System Rev.	5.000%	11/15/22	(1)	14,065	14,362
Cleveland OH Public Power System Rev.	5.000%	11/15/23	(1)	7,705	7,789
Cleveland OH Public Power System Rev.	5.000%	11/15/24	(1)	7,350	7,326
Cleveland OH Water Works Rev.	5.250%	1/1/10	(4)(ETM)	2,745	2,769
Cleveland OH Water Works Rev.	5.375%	1/1/13	(4)	3,455	3,785
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16	(4)	6,000	7,069
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18	(2)	7,950	8,391
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19	(2)	22,380	23,381
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23	(2)	21,215	20,589
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12		6,800	7,248
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13	(1)	3,000	3,037

Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13		6,810	7,255
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14		6,000	6,366
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15		4,000	4,228
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,766
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16	(4)	6,200	6,766
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,184
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17	(4)	6,600	7,184
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,883
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18	(4)	7,300	7,883
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	0.500%	2/2/09	LOC	38,565	38,565
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11	(4)(Prere.)	6,605	7,362
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/26		1,975	2,013
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12	(4)	5,000	5,469
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13	(4)	3,000	3,268
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17		5,565	6,517
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/26		2,715	2,767
Ohio GO	5.625%	5/1/10	(Prere.)	5,065	5,377
Ohio GO	7.625%	8/1/10		3,510	3,850
Ohio GO	5.000%	8/1/13		5,750	6,542
Ohio GO	5.250%	8/1/13	(4)	12,435	14,283
Ohio GO	5.500%	8/1/13		2,945	3,414
Ohio GO	5.000%	8/1/14		6,500	7,494
Ohio GO	5.500%	11/1/14		7,000	8,294
Ohio GO	5.000%	9/15/16		5,415	6,338

Ohio GO	5.000%	9/15/18		12,755	14,376
Ohio GO	5.000%	11/1/18		7,710	8,697
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14		3,710	4,111
Ohio Higher Educ. GO	5.000%	11/1/23		7,405	7,774
Ohio Highway Capital Improvements GO	5.000%	5/1/16		11,010	12,835
Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28		5,500	5,828
Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13	(1)	10,135	11,513
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/16		5,000	5,785
Ohio Major New State Infrastructure Project Rev.	5.500%	6/15/20		4,000	4,589
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13		3,135	3,560
Ohio State Univ. General Receipts Rev.	5.250%	6/1/14		2,865	3,291
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20		3,585	4,039
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15		3,040	3,116
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16		3,190	3,252
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17		3,350	3,390
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18		3,520	3,520
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19		3,195	3,133
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20		3,680	3,565
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28		17,000	15,175
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13	(1)	2,700	2,922
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14	(1)	1,000	1,079

					596,403

Oklahoma (0.5%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11	(2)	7,600	8,201
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24		12,200	11,904
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.700%	2/2/09	(12)	17,600	17,600
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/14	(1)	6,000	6,819
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25	(2)	18,070	18,312
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26	(2)	12,000	12,094
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27	(2)	20,110	20,164
Oklahoma State Muni Power Auth. Power Supply System Rev.	5.875%	1/1/28		1,045	1,087

					96,181
Oregon (0.5%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/09		7,715	7,726
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/10		9,955	10,219
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12		2,955	3,150
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13		5,580	5,947
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14		5,825	6,185
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15		4,395	4,652
Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	8,715	8,880
Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	2,500	2,547
Oregon State Dept. Administrative Services	5.750%	4/1/09	(4)(Prere.)	3,000	3,057
Oregon State Dept. Administrative Services	5.750%	4/1/10	(4)	7,560	7,695
Oregon State Dept. Administrative Services	5.000%	4/1/25	(4)	5,675	5,906

Portland OR Sewer System Rev.	5.000%	6/1/12	(1)	27,230	30,228
Portland OR Sewer System Rev.	5.000%	8/1/18	(4)	11,470	13,071

					109,263
Pennsylvania (3.8%)
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	0.350%	2/2/09		3,700	3,700
Berks County PA IDA (Kutztown Univ.) VRDO	0.530%	2/6/09	LOC	13,105	13,105
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24	(1)	14,050	14,133
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25	(1)	10,000	9,966
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17		3,790	3,322
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18		3,985	3,434
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19		4,175	3,482
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26		13,070	9,077
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		25,000	25,607
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev. VRDO	1.500%	2/6/09	LOC	12,000	12,000
Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	0.500%	2/6/09	LOC	20,000	20,000
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.) VRDO	0.320%	2/2/09	LOC	10,900	10,900
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20		1,000	848

Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21		1,000	836
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22		1,000	826
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23		1,500	1,210
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24		3,000	2,343
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	3,000	3,540
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10		20,000	20,313
Pennsylvania GO	5.000%	3/1/11		14,735	15,847
Pennsylvania GO	5.250%	2/1/12	(1)	8,500	9,421
Pennsylvania GO	5.000%	3/1/12		24,335	26,857
Pennsylvania GO	5.500%	5/1/12	(4)(Prere.)	10,000	11,320
Pennsylvania GO	5.250%	7/1/12		25,200	28,284
Pennsylvania GO	5.000%	10/1/12	(1)	9,430	10,572
Pennsylvania GO	5.000%	7/1/14	(1)	5,850	6,605
Pennsylvania GO	5.000%	9/1/14	(4)	25,000	28,935
Pennsylvania GO	5.250%	7/1/15		24,130	28,529
Pennsylvania GO	5.000%	8/1/15		5,000	5,843
Pennsylvania Higher Educ. Fac. Auth. Rev. (College of Optometry) VRDO	0.530%	2/6/09	LOC	12,035	12,035
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/13		5,000	5,320
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/11	(4)	8,195	8,389
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12	(4)	2,750	2,821
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13	(4)	4,000	4,100
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20		12,180	13,376
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	20,896
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/11	(1)	10,000	10,126

Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/12	(1)	6,660	6,740
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/13	(1)	5,000	5,060
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	7,130	7,381
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23	(4)	10,600	10,973
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	9,720	9,955
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24	(4)	11,130	11,399
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25	(4)	11,585	11,769
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26	(4)	12,070	12,183
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	2,875	2,913
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)(ETM)	4,095	4,148
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	460	466
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11	(2)	410	415
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17	(2)	5,155	5,752
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15	(12)	1,055	1,205
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16	(12)	5,170	5,920
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/23	(12)	8,585	8,935

Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/24	(12)	3,535	3,630
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25	(12)	5,000	5,076
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26	(12)	2,105	2,123
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27	(12)	5,575	5,587
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27		12,345	12,435
Pennsylvania Turnpike Comm. Rev. VRDO	1.350%	2/6/09	(4)	27,000	27,000
Philadelphia PA Airport Parking Auth.	5.000%	9/1/16		3,000	3,295
Philadelphia PA Gas Works Rev.	5.500%	7/1/09	(4)	10,820	10,860
Philadelphia PA Gas Works Rev.	5.250%	7/1/10	(4)	10,180	10,212
Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	5,000	5,014
Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	3,610	3,668
Philadelphia PA GO	5.125%	5/15/09	(1)	2,000	2,016
Philadelphia PA GO	5.125%	5/15/10	(1)	11,695	11,895
Philadelphia PA GO	5.125%	5/15/11	(1)	12,290	12,487
Philadelphia PA GO	5.125%	5/15/12	(1)	4,975	5,052
Philadelphia PA GO	5.125%	5/15/13	(1)	5,000	5,075
Philadelphia PA GO	5.000%	8/1/15	(4)	23,000	26,103
Philadelphia PA GO	5.250%	8/1/16	(4)	13,110	15,119
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11	(1)	4,695	4,753
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13	(4)	11,105	12,345
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	5,965	6,619
Philadelphia PA School Dist. GO	6.250%	9/1/09	(2)	2,080	2,135
Philadelphia PA School Dist. GO	5.500%	8/1/12	(1)	10,815	12,125
Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	18,745	19,784
Philadelphia PA School Dist. GO	5.000%	8/1/21	(2)	10,000	10,396
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11	(Prere.)	4,860	5,506
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25		30,000	31,094

					784,536
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14		4,420	4,377

Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15		4,500	4,427
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16		5,000	4,955
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(1)	35,430	33,156
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19	(4)	5,000	5,092
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20	(1)	18,245	16,980
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21	(1)	24,790	22,680
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(1)	17,550	16,218
Puerto Rico GO	5.500%	7/1/11	(4)	8,500	8,978
Puerto Rico GO	5.500%	7/1/13	(1)	5,000	5,049
Puerto Rico GO	5.500%	7/1/14	(1)	5,000	5,035
Puerto Rico GO	5.250%	7/1/20		14,955	13,861
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11	(1)	2,835	2,921
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13	(1)	7,220	7,501
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15	(1)	5,590	5,814
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16	(3)	8,885	8,490
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22	(3)	7,580	6,898
Puerto Rico Muni. Finance Agency	5.750%	8/1/12	(4)	2,470	2,523
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11	(3)	48,810	43,952
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12	(3)	34,465	29,472
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	13,600	15,558
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17	(2)	6,390	6,305
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18	(2)	6,430	6,314
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29		11,400	9,687
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	17,110	20,521

Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	43,740	42,832

					349,596
Rhode Island (0.3%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10	(1)(ETM)	18,465	19,470
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/09	(4)	3,335	3,393
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10	(4)	3,000	3,168
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11	(4)	5,000	5,430
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12	(4)	5,000	5,563
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25	(4)	2,880	2,765
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26	(4)	3,210	3,088
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29	(4)	6,460	6,090
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/26	(4)	5,000	4,670
Rhode Island State & Providence Plantations GO	5.000%	8/1/17	(4)	3,120	3,559

					57,196
South Carolina (1.1%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26		12,610	12,508
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27		33,070	32,486
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		2,730	2,648
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16		5,000	5,245
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17		8,565	8,355
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18		2,655	2,755

Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12	(Prere.)	13,000	15,156
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22	(1)	9,950	4,544
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23	(1)	8,780	3,683
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24		13,620	12,567
South Carolina GO	5.000%	11/1/15		7,190	8,516
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Conway Hosp.) VRDO	0.670%	2/2/09	(12)	7,900	7,900
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/23	(4)	6,275	6,258
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	5,000	4,904
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/25	(4)	6,925	6,705
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/27	(4)	13,550	12,829
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10	(ETM)	7,220	7,756
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	7,000	7,864
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	1,775	2,040
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30		6,545	5,670
South Carolina Public Service Auth. Rev.	5.375%	1/1/13	(4)	7,300	7,997
South Carolina Public Service Auth. Rev.	5.500%	1/1/13	(4)	5,000	5,624
South Carolina Public Service Auth. Rev.	5.000%	1/1/21	(1)	15,600	16,641
South Carolina Public Service Auth. Rev.	5.375%	1/1/28		3,500	3,615
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/11	(1)	6,925	7,160
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25	(2)	7,620	7,701

Univ. of South Carolina School of Medicine Educ. Trust Healthcare Facilities Rev. VRDO	0.530%	2/6/09	LOC	6,570	6,570

					225,697
Tennessee (2.1%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.400%	2/2/09	LOC	7,400	7,400
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/23		8,280	8,214
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.375%	4/1/28		11,000	10,377
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/09	(Prere.)	3,465	3,528
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	2,660	2,709
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/09	(Prere.)	4,495	4,578
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/09	(Prere.)	2,000	2,037
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/09	(Prere.)	13,000	13,244
Memphis TN Electric System Rev.	5.000%	12/1/09	(1)	60,140	62,257
Memphis TN Electric System Rev.	5.000%	12/1/10	(1)	33,000	35,129
Memphis TN GO	5.250%	10/1/18	(1)	9,365	10,906
Memphis TN GO	5.000%	11/1/20	(1)	16,000	17,378
Memphis TN GO	5.000%	11/1/21	(1)	4,730	5,033
Memphis TN GO	5.000%	11/1/22	(1)	5,000	5,248
Memphis TN GO	5.000%	11/1/22	(4)	7,400	7,792
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14		15,000	17,352

Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	17,526
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15		15,000	17,526
Shelby County TN GO	0.000%	12/1/11		10,000	9,451
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14		13,995	14,388
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13		4,865	4,965
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/21		5,000	5,162
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/22		5,000	5,091
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/23		7,500	7,571
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		17,500	14,777
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17		33,305	27,967
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18		63,070	51,791
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		25,000	18,899
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20		12,000	9,414
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21		25,000	18,344

					436,054
Texas (9.8%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10	(2)	5,000	4,784
Austin TX Combined Util. System Rev.	0.000%	11/15/11	(2)	16,050	14,902

	Austin TX Combined Util. System Rev.	0.000%	11/15/11	(1)	18,100	16,876
	Austin TX Combined Util. System Rev.	0.000%	5/15/18	(1)	25,215	16,966
	Austin TX Independent School Dist. GO	5.000%	8/1/13		10,000	11,411
[1]	Austin TX Water & Wastewater System Rev.	5.000%	11/15/14		3,000	3,432
[1]	Austin TX Water & Wastewater System Rev.	5.000%	11/15/17		1,375	1,586
[1]	Austin TX Water & Wastewater System Rev.	5.000%	11/15/18		2,750	3,152
[1]	Austin TX Water & Wastewater System Rev.	5.000%	11/15/20		2,380	2,647
[1]	Austin TX Water & Wastewater System Rev.	5.000%	11/15/21		2,500	2,719
	Brownsville TX Util. System Rev.	5.000%	9/1/23	(4)	11,445	11,670
	Camino Real Mobility Auth. Rev.	5.250%	2/15/18		11,960	12,813
	Camino Real Mobility Auth. Rev.	5.250%	8/15/18		11,770	12,609
	Camino Real Mobility Auth. Rev.	5.250%	2/15/19		12,595	13,290
	Camino Real Mobility Auth. Rev.	5.250%	8/15/19		12,925	13,638
	Camino Real Mobility Auth. Rev.	5.250%	2/15/20		13,265	13,708
	Camino Real Mobility Auth. Rev.	5.250%	8/15/20		13,580	14,034
	Camino Real Mobility Auth. Rev.	5.000%	2/15/21		5,970	5,927
	Camino Real Mobility Auth. Rev.	5.000%	8/15/21		6,320	6,273
	Camino Real Mobility Auth. Rev.	5.000%	2/15/22		6,170	6,008
	Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	2,760	2,766
	Carrollton TX Independent School Dist. GO	6.000%	2/15/09	(Prere.)	3,105	3,112
	Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	9,847
	Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25	(2)	11,245	9,847
	Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	15,160	15,090

Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26		13,985	13,717
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27		14,630	14,142
Dallas TX GO	5.000%	2/15/19		11,675	12,860
Dallas TX GO	5.000%	2/15/22		6,540	7,025
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/24		2,950	3,113
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/25		5,040	5,269
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/26		5,665	5,868
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/27	(4)	8,970	9,148
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/27		5,955	6,115
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.450%	2/6/09	LOC	11,400	11,400
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15		10,000	10,948
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16		12,000	13,133
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17		17,000	18,569
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.000%	12/1/27		5,000	5,283
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.200%	12/1/29		5,000	5,194
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.650%	2/2/09		16,400	16,400
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.700%	2/2/09	(4)	13,575	13,575
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.700%	2/2/09	(4)	30,250	30,250
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/10		2,790	2,904

	Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/11		2,975	3,155
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/12		3,100	3,333
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/13		3,290	3,580
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/14		3,475	3,790
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/15		3,630	3,970
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/16		3,820	4,164
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.250%	11/1/17		4,070	4,468
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.375%	11/1/18		4,265	4,680
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.625%	11/1/19		4,535	4,974
	Harris County TX Metro. Transp. Auth. Lease Rev.	5.875%	11/1/20		3,640	4,060
	Harris County TX Metro. Transp. Auth. Lease Rev.	6.000%	11/1/21		4,295	4,689
	Harris County TX Rev.	5.000%	8/15/14		1,000	1,133
	Harris County TX Rev.	5.000%	8/15/15		2,335	2,672
	Harris County TX Rev.	5.000%	8/15/23		5,130	5,323
	Harris County TX Rev.	5.000%	8/15/24		5,970	6,119
	Harris County TX Rev.	5.000%	8/15/25		6,280	6,377
	Harris County TX Rev.	5.000%	8/15/26		5,350	5,392
	Harris County TX Rev.	5.000%	8/15/28		3,295	3,259
	Harris County TX Sports Auth. Rev.	0.000%	11/15/23	(1)	7,000	2,467
	Harris County TX Toll Road Rev.	5.375%	8/15/12	(4)	10,000	11,282
[2]	Houston TX Airport System Rev. TOB VRDO	0.500%	2/2/09	(4)	6,465	6,465
	Houston TX Community College System Rev.	5.000%	4/15/21	(10)	9,200	9,585
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	11,450	12,319
	Houston TX GO	5.750%	9/1/10	(4)(Prere.)	3,925	4,223
	Houston TX GO	5.250%	3/1/11		1,185	1,189

Houston TX GO	5.500%	3/1/11	(4)	1,050	1,114
Houston TX GO	5.750%	3/1/12	(4)	1,105	1,176
Houston TX GO	5.750%	3/1/13	(4)	375	399
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10	(2)	9,155	9,593
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	9,995	10,694
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12	(2)	4,460	4,772
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13	(2)	10,545	11,198
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13	(2)	13,840	14,800
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14	(2)	6,190	6,578
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15	(2)	10,750	11,360
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16	(2)	5,540	5,916
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17	(2)	13,760	9,742

	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17	(2)	5,855	6,252
	Houston TX Independent School Dist. GO	0.000%	8/15/15		5,355	4,454
	Houston TX Independent School Dist. GO	5.000%	7/15/17	(4)	5,225	5,923
	Houston TX Independent School Dist. GO	5.000%	7/15/18	(4)	10,090	11,291
	Houston TX Util. System Rev.	5.000%	11/15/27	(4)	8,130	8,198
	Houston TX Util. System Rev.	5.000%	11/15/27	(4)	7,805	7,871
	Houston TX Water & Sewer System Rev.	0.000%	12/1/10	(2)	5,000	4,831
	Houston TX Water & Sewer System Rev.	5.750%	12/1/12	(2)(Prere.)	8,000	9,249
	Houston TX Water & Sewer System Rev.	5.500%	12/1/14	(4)	22,500	24,611
	Houston TX Water & Sewer System Rev.	5.500%	12/1/15	(4)	7,250	7,930
[1]	Lewisville TX Independent School Dist.	5.000%	8/15/17		2,000	2,305
[1]	Lewisville TX Independent School Dist.	5.000%	8/15/18		1,365	1,564
[1]	Lewisville TX Independent School Dist.	5.000%	8/15/20		1,730	1,916
	Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09	(4)(Prere.)	5	5
	Lower Colorado River Auth. Texas Rev.	5.750%	5/15/09	(4)(Prere.)	35	36
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	5	5
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	55	56
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	10	10
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	250	274
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	190	208
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	285	312
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	125	137
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	175	192
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	180	197
	Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11	(1)(Prere.)	80	88
	Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11	(4)	14,160	14,465

Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12	(4)(ETM)	2,520	2,786
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12	(1)	3,725	3,986
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13	(1)	2,810	2,979
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14	(1)	4,190	4,432
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14	(4)	4,990	5,094
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15	(4)	23,940	24,418
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16	(1)	1,875	1,983
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17	(1)	2,825	2,988
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/19	(1)	2,820	2,962
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20	(1)	1,920	2,017
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11		26,500	26,633
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/23		7,410	7,591
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/24		5,895	5,947
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25		5,250	5,235
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/26		6,225	6,128
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/27		8,920	8,672
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/28		8,040	7,715
North Texas Tollway Auth. Rev.	5.250%	1/1/12		25,000	25,527
North Texas Tollway Auth. Rev.	5.500%	1/1/17		5,000	5,292
North Texas Tollway Auth. Rev.	5.500%	1/1/18		4,000	4,237
North Texas Tollway Auth. Rev.	6.000%	1/1/19		15,000	16,259
North Texas Tollway Auth. Rev.	6.000%	1/1/20		22,100	23,805

	North Texas Tollway Auth. Rev.	6.000%	1/1/21		40,000	42,464
	North Texas Tollway Auth. Rev.	6.000%	1/1/22		25,045	26,368
	North Texas Tollway Auth. Rev.	6.000%	1/1/24		20,000	20,611
	North Texas Tollway Auth. Rev.	6.000%	1/1/25		11,035	11,225
	North Texas Tollway Auth. Rev.	6.000%	1/1/25		5,275	5,366
	North Texas Tollway Auth. Rev.	6.000%	1/1/26		5,000	5,044
	North Texas Tollway Auth. Rev.	6.000%	1/1/27		5,000	5,007
	North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16		75,000	77,280
[1]	Round Rock TX Independent School Dist. GO	5.000%	8/1/24		1,000	1,033
[1]	Round Rock TX Independent School Dist. GO	5.000%	8/1/25		5,835	5,974
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17		16,500	13,958
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18		15,985	13,178
	SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19		16,500	13,675
	Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18	(1)	16,000	16,649
	San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	20,440	21,493
	San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	10,205	10,731
	San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	12,100	12,724
	San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	9,200	9,674
	San Antonio TX Electric & Gas Rev.	5.500%	2/1/11		12,225	13,191
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/12	(4)	5,000	5,474
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	8,140	8,999
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	11,055
	San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	6,490	7,175

San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	5,445	6,019
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13		5,000	5,621
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13		10,000	11,290
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15		7,250	8,446
San Antonio TX Electric & Gas Rev.	5.375%	2/1/16		16,825	18,253
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17		7,480	8,103
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		9,750	10,398
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22		25,450	26,731
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23		22,000	22,851
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		15,000	15,373
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24		17,600	18,038
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		26,065	26,728
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		39,660	40,378
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		10,000	10,207
San Antonio TX GO	5.000%	8/1/15		8,890	10,366
San Antonio TX GO	5.000%	8/1/19		5,685	6,429
San Antonio TX GO	5.000%	8/1/20		6,030	6,689
San Antonio TX GO	5.000%	8/1/22		6,590	7,071
San Antonio TX GO	5.000%	8/1/23		4,975	5,265
San Antonio TX GO	5.000%	8/1/25		3,895	4,038
San Antonio TX Independent School Dist. GO	5.000%	8/15/16		5,960	6,866
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28		3,750	3,338
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/16		10,360	11,545
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/17		10,000	11,095
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24		14,925	15,596
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13		5,535	6,265
Texas GO Public Finance Auth.	5.500%	10/1/12		13,455	14,732
Texas GO Public Finance Auth.	5.500%	10/1/13		19,175	20,908

Texas GO Public Finance Auth.	5.375%	10/1/14		21,310	23,830
Texas Muni. Gas Acquisition & Supply Corp. Rev.	1.737%	9/15/10		27,550	24,657
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26		15,000	12,462
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)(ETM)	900	879
Texas Muni. Power Agency Rev.	0.000%	9/1/10	(2)	11,100	10,717
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)(ETM)	375	350
Texas Muni. Power Agency Rev.	0.000%	9/1/12	(2)	4,800	4,355
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)(ETM)	125	114
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)	11,375	9,991
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)(ETM)	125	110
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	5,540	4,667
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)(ETM)	110	93
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	13,140	10,442
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)(ETM)	110	89
Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)	22,795	17,178
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)(ETM)	415	321
Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	31,295	22,156
Texas State Transp. Comm. First Tier	5.000%	4/1/17		5,000	5,830
Texas State Transp. Comm. First Tier	5.000%	4/1/19		10,000	11,134
Texas State Transp. Comm. First Tier	5.000%	4/1/20		8,850	9,690
Texas State Transp. Comm. First Tier	5.000%	4/1/21		10,555	11,383
Texas State Transp. Comm. First Tier	5.000%	4/1/21		23,405	25,460
Texas State Transp. Comm. First Tier	5.000%	4/1/22		10,000	10,629
Texas State Transp. Comm. First Tier	5.000%	4/1/22		5,000	5,352
Texas State Transp. Comm. First Tier	4.750%	4/1/24		10,000	10,216

	Texas State Transp. Comm. First Tier	5.000%	4/1/24		10,000	10,387
	Texas State Transp. Comm. First Tier	5.000%	4/1/25		10,000	10,308
	Texas State Transp. Comm. First Tier	5.000%	4/1/26		8,000	8,187
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23	(2)	10,040	10,411
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24	(2)	11,940	12,259
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25	(2)	6,555	6,679
	Texas Water Finance Assistance GO	5.000%	8/1/26		5,710	5,904
	Texas Water Finance Assistance GO	5.000%	8/1/27		6,500	6,663
	Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14		8,500	8,352
	Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19		3,600	3,374
	Univ. of Houston TX Rev.	5.250%	2/15/09	(4)	3,080	3,086
[1]	Univ. of Houston TX Rev.	4.000%	2/15/15		2,090	2,264
[1]	Univ. of Houston TX Rev.	4.000%	2/15/16		1,425	1,540
[1]	Univ. of Houston TX Rev.	5.000%	2/15/23		2,500	2,605
[1]	Univ. of Houston TX Rev.	5.000%	2/15/24		2,640	2,715
[1]	Univ. of Houston TX Rev.	5.000%	2/15/25		3,200	3,258
	Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11	(Prere.)	8,290	9,169
	Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20		9,785	10,830

						2,020,179
Utah (0.2%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/09	(1)(ETM)	5,180	5,283
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.650%	2/2/09		2,000	2,000
	Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10	(4)	7,000	6,871
[2]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	1.100%	2/6/09	(4)	29,075	29,075

						43,229
Vermont (0.0%)
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22	(4)	8,000	7,731

Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.500%	12/1/28	(4)	2,450	2,301

					10,032
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		5,865	5,901

Virginia (2.0%)
Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	0.500%	2/6/09	LOC	50,120	50,120
Fairfax County VA Public Improvement GO	4.000%	4/1/16		9,975	11,132
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		32,000	32,983
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		10,000	10,307
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	0.620%	2/2/09	(4)	16,000	16,000
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	0.620%	2/2/09	(4)	4,050	4,050
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26		2,425	2,230
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31		20,155	17,611
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	42,520	49,839
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/15		8,420	9,386
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/22		10,000	10,431
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23		5,125	5,360
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24		5,335	5,517
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25		5,665	5,808

Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26		5,955	6,064
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/17		10,935	12,825
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18		10,595	12,223
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10	(Prere.)	4,310	4,625
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11		4,085	4,350
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18		8,010	9,142
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19		8,430	9,471
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20		8,855	9,776
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21		9,320	10,139
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22		9,105	9,755
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/24		4,000	4,227
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/25		6,720	7,034
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/26		5,930	6,151
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/17		12,985	15,307
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/24		11,000	11,535

	Virginia Public Building Auth. Rev.	5.000%	8/1/22		10,000	10,454
	Virginia Public School Auth. Rev.	5.000%	4/15/13		7,160	8,113
	Virginia Public School Auth. Rev.	5.000%	8/1/13		5,560	6,344
	Virginia Public School Auth. Rev.	5.000%	8/1/14		5,635	6,519
	Virginia Public School Auth. Rev.	5.000%	8/1/16		5,810	6,817
	Virginia Public School Auth. Rev.	5.000%	8/1/17		4,510	5,292
	Virginia Public School Auth. Rev.	5.000%	8/1/20		4,210	4,734
	Virginia Public School Auth. Rev.	5.000%	8/1/23		8,865	9,218

						420,889
Washington (1.4%)
[2]	Bellevue WA GO TOB VRDO	1.530%	2/6/09	(1)	5,445	5,445
	Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(1)	10,000	8,011
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.250%	7/1/16		42,825	50,091
	Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17		24,350	28,047
	King County WA School Dist. GO	5.000%	12/1/24	(4)	9,795	10,074
[2]	King County WA Sewer Rev. TOB VRDO	1.350%	2/6/09		24,235	24,235
	Port of Seattle WA Rev.	5.000%	3/1/20	(1)	9,035	9,526
	Port of Seattle WA Rev.	5.000%	3/1/21	(1)	5,000	5,194
	Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11		5,825	6,322
	Washington GO	5.500%	7/1/10	(Prere.)	6,755	7,208
	Washington GO	6.250%	2/1/11		2,935	3,056
	Washington GO	6.000%	6/1/12		1,000	1,138
	Washington GO	5.700%	10/1/15	(4)	9,850	11,136
	Washington GO	0.000%	6/1/20	(1)	6,000	3,762
	Washington GO	5.000%	7/1/21	(4)	7,995	8,634
	Washington GO	5.000%	7/1/21	(4)	4,550	4,914
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23	(4)	3,425	3,428
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24	(4)	3,550	3,492
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,675	3,570
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25	(4)	3,625	3,521
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,550	3,412
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26	(4)	3,800	3,652
	Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27	(4)	3,925	3,729
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.600%	2/2/09	(4)	43,500	43,500
	Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		30,000	30,205

						285,302
West Virginia (0.1%)
	West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13		3,000	2,935
	West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13		10,000	9,783
	West Virginia GO	5.750%	6/1/09	(Prere.)	5,000	5,139

						17,857
Wisconsin (1.0%)
	Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/24	(4)	5,140	5,276
	Winston-Salem NC Water & Sewer System Rev.	5.000%	7/1/25	(4)	3,835	3,900
	Wisconsin GO	5.000%	5/1/10		14,420	15,145
	Wisconsin GO	5.000%	5/1/11		15,180	16,362
	Wisconsin GO	5.250%	5/1/11	(1)(Prere.)	5,000	5,397
	Wisconsin GO	5.750%	5/1/11	(Prere.)	18,000	19,844
	Wisconsin GO	5.750%	5/1/11	(Prere.)	20,315	22,396
	Wisconsin GO	5.250%	5/1/12		15,975	17,739
	Wisconsin GO	5.000%	5/1/13	(1)	2,000	2,244
	Wisconsin GO	5.250%	5/1/13		16,810	19,041
	Wisconsin GO	5.500%	5/1/13	(1)	7,000	7,997
	Wisconsin GO	5.000%	5/1/14	(1)	7,390	8,407
	Wisconsin GO	5.000%	5/1/15	(1)	14,975	17,244
	Wisconsin GO	5.500%	5/1/15	(1)	15,000	17,687
	Wisconsin GO	5.000%	5/1/16	(1)	6,000	6,816
	Wisconsin GO	5.000%	5/1/19		7,135	8,055
	Wisconsin GO	5.000%	5/1/21		7,865	8,542
	Wisconsin GO	5.000%	5/1/22		6,500	6,928
	Wisconsin GO	5.000%	5/1/23		2,175	2,287
	Wisconsin Transp. Rev.	5.500%	7/1/15		3,000	3,540

						214,847
Total Tax-Exempt Municipal Bonds (Cost $20,419,886)					20,659,817

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3]	Vanguard Municipal Cash Management Fund (Cost $88,061)	0.572%	88,060,939	88,061

Total Investments (100.5%) (Cost $20,507,947)				20,747,878
Other Assets and Liabilities-Net (-0.5%)				(104,750)
Net Assets (100%)				20,643,128

1		Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2009.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of these securities was $307,000,000, representing 1.5% of net assets.

3		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2009, the cost of investment securities for tax purposes was $20,520,520,000. Net unrealized appreciation of investment securities for tax purposes was $227,358,000, consisting of unrealized gains of $649,235,000 on securities that had risen in value since their purchase and $421,877,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments In Securities ($000)
Level 1- Quoted prices	88,061
Level 2- Other significant observable inputs	20,659,817
Level 3- Significant unobservable inputs	-
Total	20,747,878

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments

As of January 31, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.8%)
East AL Health Care Auth. Rev. (Health Care Facs.)	5.000%	9/1/13		5,000	5,009
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30	(2)	9,000	6,870
Mobile AL Water & Sewer Comm.	5.000%	1/1/31	(1)	17,500	16,329
Mobile AL Water & Sewer Comm.	5.000%	1/1/36	(1)	24,610	22,221
Univ. of Alabama Birmingham Hosp. Rev.	5.250%	9/1/25		3,500	3,162

				53,591
Alaska (0.2%)
Anchorage AK Electric Rev.	8.000%	12/1/09	(1)	2,565	2,713
Anchorage AK Electric Rev.	8.000%	12/1/10	(1)	2,960	3,295
North Slope Borough AK GO	0.000%	6/30/10	(1)	4,000	3,893

				9,901
Arizona (2.2%)
Arizona COP	5.000%	9/1/23	(4)	12,140	12,607
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38		13,000	11,375
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,340	4,911
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,905	5,550
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	5,345	6,048
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	4,460	5,047
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	5,520	6,246
Arizona State Univ. COP	5.375%	7/1/12	(1)(Prere.)	2,285	2,586
Arizona State Univ. COP	5.375%	7/1/13	(1)	2,905	3,188
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13		2,415	2,719
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14		5,600	6,381
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15		5,025	5,791
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16		7,015	8,113
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17		3,500	4,046
Arizona Transp. Board Highway Rev.	5.000%	7/1/24		5,000	5,165

	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		3,170	2,535
	Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16	(1)(ETM)	8,650	11,030
	Mesa AZ Util. System Rev.	5.250%	7/1/14	(1)	10,000	11,402
	Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		4,500	4,211
	Phoenix AZ GO	4.500%	7/1/24		8,000	8,180
	Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16	(Prere.)	7,115	8,509
	Tucson AZ Water System Rev.	5.500%	7/1/17	(1)	4,850	5,361

						141,001
Arkansas (0.1%)
	North Little Rock AR Electric Rev.	6.500%	7/1/10	(1)	1,535	1,590
	North Little Rock AR Electric Rev.	6.500%	7/1/15	(1)	4,500	5,076

						6,666
California (16.0%)
	Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	5,000	1,250
	Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/31	(4)	16,235	15,554
	Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14	(4)	2,500	2,933
[2]	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26		5,500	5,549
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31		4,300	4,154
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	5.000%	4/1/27		12,440	12,464
[2]	Beverly Hills CA USD GO	0.000%	8/1/24		6,500	2,788
[2]	Beverly Hills CA USD GO	0.000%	8/1/25		10,500	4,180
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	200	233
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	135	157

California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	135	157
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	110	128
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	6/1/13	(3)(Prere.)	75	87
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15	(3)	14,540	16,251
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16	(3)	9,865	10,991
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17	(3)	9,915	11,047
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18	(3)	7,780	8,668
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27		7,560	7,701
California GO	6.250%	9/1/12		5,000	5,456
California GO	5.000%	2/1/14	(2)(Prere.)	3,565	4,091
California GO	5.000%	2/1/14	(2)(Prere.)	1,500	1,721
California GO	5.000%	11/1/18	(1)	13,455	14,308
California GO	5.000%	6/1/19	(1)	5,000	5,232
California GO	5.000%	9/1/20		5,130	5,260
California GO	5.250%	11/1/21		2,000	2,034
California GO	5.000%	8/1/25	(4)	6,645	6,585
California GO	5.500%	8/1/26		2,970	3,025
California GO	5.125%	4/1/33		8,500	7,862
California GO	4.500%	10/1/36		22,200	18,140
California GO	5.250%	3/1/38		38,150	35,519
California GO CP	9.750%	2/3/09		12,700	12,700
California GO CP	9.750%	2/6/09		10,000	10,018
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35		5,000	4,371

California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/09	(Prere.)	5,000	5,286
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27		7,000	6,188
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15	(1)	8,205	8,223
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		4,000	3,344
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16	(2)	11,370	11,402
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27		10,405	10,197
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12	(2)(Prere.)	5,000	5,714
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13		5,000	5,575
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	6,000	6,522
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16		12,640	14,171
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21		7,650	8,123
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22		5,375	5,594
California State Econ. Recovery Bonds	5.000%	7/1/15		10,135	11,004
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		20,000	20,718
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		25,000	25,675
California State Univ. Rev. Systemwide	5.000%	11/1/32	(4)	16,000	15,459
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		4,000	2,770

	California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		9,000	7,335
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	(2)(Prere.)	26,020	29,166
	Golden State Tobacco Securitization Corp. California	6.250%	6/1/13	(Prere.)	20,000	22,077
	Golden State Tobacco Securitization Corp. California	6.750%	6/1/13	(Prere.)	20,000	23,862
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/33		10,000	6,219
	Golden State Tobacco Securitization Corp. California	5.000%	6/1/35	(3)	30,000	24,294
	Grossmont CA Healthcare Dist. GO	5.000%	7/15/37	(2)	35,270	31,767
	Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38	(2)	18,000	13,126
	Los Angeles CA Community College Dist. GO	5.000%	8/1/28		6,600	6,527
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31	(4)	12,500	12,074
[2]	Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/38		4,000	4,017
	Los Angeles CA USD GO	5.250%	7/1/13	(4)(Prere.)	9,000	10,497
	Los Angeles CA USD GO	5.250%	7/1/13	(4)(Prere.)	9,000	10,497
	Los Angeles CA USD GO	5.000%	7/1/25	(3)	10,000	9,966
	Los Angeles CA USD GO	5.000%	7/1/25	(4)	6,980	7,056
	Los Angeles CA USD GO	5.000%	7/1/26	(4)	7,435	7,460
	Los Angeles CA USD GO	5.000%	7/1/26	(4)	27,240	27,332
	Modesto CA Irrigation Dist. COP	5.500%	7/1/35		5,700	5,254
	Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22	(2)(ETM)	20,225	25,217
	MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13	(2)	9,000	9,795
	MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20	(1)(ETM)	10,365	13,040
	Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19	(12)	4,000	4,429

Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28		10,000	9,879
Riverside CA USD GO	5.250%	8/1/38	(12)	11,475	11,373
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30	(2)	40,395	40,068
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13	(1)	8,895	9,902
San Bernardino County CA Medical Center COP	5.500%	8/1/24	(1)	11,295	10,851
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	18,000	22,798
San Diego CA Community College Dist. GO	5.000%	8/1/30	(4)	19,015	18,647
San Diego CA USD GO	0.000%	7/1/13	(1)	7,160	6,407
San Diego CA USD GO	5.500%	7/1/22	(1)	9,160	10,197
San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31	(4)	6,000	5,226
San Jose CA Redev. Agency	5.000%	8/1/20	(2)	11,415	11,025
San Jose CA Redev. Agency	5.000%	8/1/27	(1)	5,000	4,503
San Juan CA USD GO	5.000%	8/1/31	(13)	10,000	9,533
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/15/33		5,000	4,517
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10	(2)	880	920
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15	(4)	5,000	5,669
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27	(4)	10,000	10,024
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14		8,500	7,303
State Center California Community College Dist. GO	5.000%	8/1/31	(4)	16,100	15,717
Ukiah CA Electric Rev.	6.250%	6/1/18	(1)	6,330	6,917
Univ. of California Rev.	4.500%	5/15/26	(4)	10,000	9,399
Univ. of California Rev.	4.500%	5/15/31	(4)	54,470	47,707
Univ. of California Rev.	4.500%	5/15/35	(4)	17,225	14,780
Ventura County CA Community College Dist. GO	5.500%	8/1/33		12,000	12,062
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/23	(12)	6,000	6,152

	West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/24	(12)	5,000	5,067

						1,034,229
Colorado (2.2%)
	Colorado Springs CO Util. System Rev.	5.375%	11/15/16	(2)	12,790	14,083
	Colorado Springs CO Util. System Rev.	5.375%	11/15/17	(2)	13,490	14,854
	Colorado Springs CO Util. System Rev.	5.000%	11/15/43		12,725	12,005
	Denver CO City & County Airport Rev.	6.000%	11/15/12	(1)	7,000	7,852
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(1)	10,000	7,572
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(1)	5,795	3,789
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16	(1)	10,185	6,151
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19	(1)	13,000	6,148
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20	(1)	15,165	6,513
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23	(1)	35,275	11,330
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(1)	9,700	2,574
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(1)	13,425	2,914
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28	(1)	13,425	2,644
	E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(1)	16,500	2,685
	Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(2)(Prere.)	15,000	16,121
	Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	16,000	17,265
	Regional Transp. Dist. of Colorado Sales Tax Rev.	4.500%	11/1/34	(4)	7,195	6,317
	Univ. of Colorado Enterprise System Rev.	5.750%	6/1/28		1,000	1,067

						141,884
Connecticut (1.0%)
	Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28		10,000	9,454
[1]	Connecticut GO TOB VRDO	3.090%	2/6/09	(2)LOC	43,780	43,780

	Connecticut State Health & Educ. Fac. Auth. (Quinnipiac Univ.) CP	5.000%	7/1/36	(2)	10,000	9,203

						62,437
District of Columbia (0.2%)
	District of Columbia GO	6.000%	6/1/11	(1)(ETM)	3,085	3,430
[1]	District of Columbia GO TOB VRDO	1.380%	2/6/09	(4)	7,770	7,770
	District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36		5,000	4,737

						15,937
Florida (8.1%)
	Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	2.227%	12/1/37		10,000	4,750
	Brevard County FL School Board COP	5.000%	7/1/29	(2)	5,000	4,530
	Broward County FL School Board COP	5.500%	7/1/18	(4)	10,000	10,493
	Broward County FL School Board COP	5.375%	7/1/19	(4)	4,000	4,130
	Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,620	2,898
	Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15	(2)	10,000	11,289
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	10,000	11,091
	Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22	(2)	12,995	13,131
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/20		8,175	8,690
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/21		8,610	8,950
	Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		4,000	3,687
	Florida Educ. System Fac. Rev.	5.000%	5/1/35	(1)	11,235	10,170
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12		7,000	7,404
	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		7,000	7,447

Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	245	287
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	185	217
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16	(Prere.)	245	293
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24		1,755	1,586
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25		1,315	1,176
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		9,755	8,076
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18	(1)	6,130	6,441
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19	(1)	6,390	6,647
Hillsborough County FL School Board COP	5.250%	7/1/16	(1)	13,300	14,999
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/09	(4)(Prere.)	1,850	1,906
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39	(4)	3,150	2,926
Jacksonville FL Transp. Rev. VRDO	1.000%	2/6/09		5,000	5,000
Key West FL Util. Board Election Rev.	5.000%	10/1/31	(1)	10,000	9,138
Lake County FL School Board COP	5.000%	6/1/31	(2)	18,000	15,880
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/09	(Prere.)	11,925	12,497
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(1)	34,000	25,625
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29		8,000	6,044
Miami FL GO	5.500%	1/1/12	(1)(Prere.)	3,000	3,358

Miami FL GO	5.500%	1/1/12	(1)(Prere.)	7,015	7,852
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26	(2)	17,240	16,964
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/39	(2)	10,000	8,941
Miami-Dade County FL School Board COP	6.000%	10/1/09	(4)(Prere.)	5,765	5,971
Miami-Dade County FL School Board COP	5.000%	8/1/18	(2)	5,000	5,336
Miami-Dade County FL School Board COP	5.000%	11/1/25	(2)	7,570	7,095
Miami-Dade County FL School Board COP	5.000%	11/1/26	(2)	5,270	4,883
Miami-Dade County FL School Board COP	5.250%	5/1/29	(12)	14,850	14,452
Miami-Dade County FL School Board COP	5.250%	5/1/30	(12)	12,500	12,034
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,000	4,361
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	10,000	8,722
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14	(4)	10,000	11,252
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15	(4)	10,000	11,345
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39		5,000	3,617
Orange County FL IDA Ind. Dev. Rev. (Catholic Charities) VRDO	0.470%	2/2/09	LOC	4,600	4,600
Orange County FL School Board COP	5.000%	8/1/31	(1)	9,000	7,937
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13	(1)	9,695	11,918
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32	(4)	10,000	9,478
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15	(1)	4,000	5,005
Palm Beach County FL School Board COP VRDO	3.500%	2/6/09	(4)	1,000	1,000
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28		20,000	20,058
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36	(4)	3,000	2,804

Polk County FL Public Fac. Rev.	5.000%	12/1/30	(1)	17,835	16,751
Port St. Lucie FL Rev.	6.250%	9/1/27	(12)	8,000	8,261
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27	(1)	11,405	9,433
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33	(1)	9,000	6,881
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	4,300	4,420
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/32		8,000	6,481
Sunrise FL Util. System Rev.	5.500%	10/1/18	(2)	12,000	13,319
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		6,000	4,884
Tampa FL Util. Rev.	6.750%	10/1/10	(2)	9,330	10,114
Tampa FL Util. Rev.	6.750%	10/1/11	(2)	9,965	11,185
Tampa FL Util. Rev.	6.750%	10/1/12	(2)	10,635	12,309

					520,419
Georgia (4.1%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15	(1)	7,750	8,042
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17	(1)	7,500	7,733
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30	(4)	18,285	17,890
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33	(4)	10,020	9,562
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15	(4)	8,500	9,910
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25	(4)	4,450	4,864
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30	(4)	15,000	15,745
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33	(1)	32,425	27,172
Augusta GA Water & Sewer Rev.	5.000%	10/1/32	(4)	18,900	18,589
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		3,270	3,344

Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33		3,000	2,685
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10	(ETM)	5,070	5,379
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26	(1)	12,000	10,059
Fulton County GA COP	6.000%	11/1/15	(2)	4,815	5,190
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14	(4)	15,805	18,025
Georgia Higher Educ. Facs. Auth. Rev.	6.000%	6/15/34		10,000	9,537
Henry County GA School Dist. GO	6.450%	8/1/11	(1)	2,765	2,961
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21		10,305	8,607
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25		20,000	15,422
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27		15,000	11,211
Main Street Natural Gas Inc. Georgia Gas Project Rev.	6.375%	7/15/38		10,000	1,975
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18		12,170	14,226
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/18		7,000	7,846
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/19		5,000	5,551
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.500%	1/1/26		14,000	14,153
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15	(1)(ETM)	5,000	6,075

					261,753
Hawaii (0.5%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12	(1)	15,000	15,682

	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	3,220	3,486
	Hawaii GO	5.875%	10/1/10	(1)(Prere.)	2,860	3,097
	Honolulu HI City & County GO	8.000%	10/1/10	(ETM)	2,305	2,577
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	4,615	5,258
	Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12	(3)(Prere.)	2,330	2,655

						32,755
Idaho (0.1%)
	Boise State Univ. Idaho	5.000%	4/1/32	(1)	3,000	2,774
	Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.250%	12/1/33		6,000	6,040

						8,814
Illinois (5.5%)
	Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16	(1)	8,500	6,814
	Chicago IL Board of Educ. GO	0.000%	12/1/13	(2)	5,000	4,254
	Chicago IL Board of Educ. GO	0.000%	12/1/14	(2)	5,000	4,050
	Chicago IL GO	5.500%	1/1/11	(1)(Prere.)	245	268
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,010	7,670
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	3,695	4,044
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,985	8,754
	Chicago IL GO	0.000%	1/1/20	(1)	5,000	5,073
	Chicago IL GO	0.000%	1/1/22	(1)	5,000	4,916
	Chicago IL GO	0.000%	1/1/24	(1)	2,480	2,384
	Chicago IL GO	0.000%	1/1/25	(1)	1,305	1,246
	Chicago IL GO	0.000%	1/1/28	(1)	2,820	2,640
	Chicago IL GO	5.000%	1/1/28	(4)	7,500	7,521
	Chicago IL GO	5.000%	1/1/34	(1)	11,040	10,688
	Chicago IL GO	5.500%	1/1/38	(1)	6,490	6,531
	Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11	(ETM)	13,785	14,890
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/25	(4)	21,525	21,555
	Chicago IL O'Hare International Airport Rev.	5.000%	1/1/26	(4)	17,600	17,441
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	1.380%	2/6/09	(4)	7,000	7,000
[1]	Chicago IL Park Dist. TOB VRDO	0.980%	2/6/09	(2)	4,720	4,720
	Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	27,500	35,532
	Chicago IL Skyway Toll Bridge	5.500%	1/1/11	(2)(Prere.)	8,750	9,556

	Chicago IL Water Rev.	5.750%	11/1/30	(2)	12,000	11,896
	Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		13,000	10,801
	Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		11,000	7,156
	Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33		3,000	2,682
	Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		4,000	3,234
	Illinois GO	5.375%	6/1/24	(1)	9,710	9,877
	Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20	(2)	24,000	29,987
	Illinois Sales Tax Rev.	6.125%	6/15/10	(Prere.)	4,500	4,832
	Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30	(2)	10,000	8,496
	Illinois State Tollway Highway Auth. Toll Highway Rev.	5.500%	1/1/33		20,000	20,323
	Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	3.250%	2/6/09	(4)	26,175	26,175
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10	(1)	4,680	4,876
	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14	(1)	16,100	13,621
	Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12	(1)	5,795	5,419
	Will County IL Community School Dist.	0.000%	11/1/13	(4)	10,000	8,775

						355,697
Indiana (0.6%)
[2]	Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/18		4,450	4,964
[2]	Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.250%	7/1/19		2,500	2,808
	Indiana Finance Auth. Rev. VRDO	2.500%	2/6/09		5,500	5,500
	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26		3,475	2,703

	Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39		8,045	5,550
	Indiana Muni. Power Agency Rev.	6.125%	1/1/13	(1)(ETM)	9,345	10,341
	Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		9,275	9,932

						41,798
Kansas (0.5%)
	Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31	(1)	7,500	5,457
	Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16	(1)	3,000	3,006
	Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32	(2)	20,000	15,468
[1]	Wyandotte County Kansas City KS Unified Govt. Util. System Rev. TOB VRDO	0.760%	2/6/09	(13)	6,000	6,000

						29,931
Kentucky (1.4%)
	Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26	(2)	3,000	2,714
	Kentucky Asset/Liability Comm. General Fund Rev.	2.539%	11/1/17	(1)	12,420	9,750
	Kentucky Asset/Liability Comm. General Fund Rev.	2.659%	11/1/21	(1)	24,630	13,977
	Kentucky Property & Building Comm. Rev.	5.375%	8/1/16	(4)	5,820	6,244
	Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31	(1)	51,960	52,724
	Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33	(1)	7,335	7,383

						92,792
Louisiana (2.1%)
[2]	East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/25	(12)	1,850	1,845
[2]	East Baton Rouge Parish LA Sales Tax Rev.	5.125%	8/1/26	(12)	2,500	2,497

Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18	(2)	5,000	5,295
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23	(1)	8,065	8,287
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24	(1)	6,880	7,006
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25	(1)	5,000	5,058
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27	(10)	5,000	5,006
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28	(10)	2,500	2,475
Louisiana GO	5.000%	10/15/11	(2)	20,015	21,494
Louisiana GO	5.500%	5/15/14	(1)	4,180	4,455
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43		20,000	14,505
Louisiana Univ. & Agriculture & Mechanical College Board	5.000%	7/1/31	(1)	6,000	5,354
New Orleans LA GO	0.000%	9/1/10	(2)	8,500	8,112
New Orleans LA GO	0.000%	9/1/11	(2)	10,475	9,644
New Orleans LA GO	0.000%	9/1/13	(2)	9,000	7,617
New Orleans LA GO	0.000%	9/1/16	(2)	5,785	4,185
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10	(4)(Prere.)	4,900	5,213
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10	(4)(Prere.)	2,950	3,140
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		16,000	10,767
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39		10,000	6,318

					138,273
Maryland (1.2%)
Baltimore County MD Rev. Catholic Health Initiatives	4.500%	9/1/33		1,000	803
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/09	(Prere.)	25,000	26,740
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28	(11)	2,000	1,393

Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33	(11)	4,250	2,777
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	6,000	5,520
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(2)	13,475	10,411
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	7,500	8,208
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22	(1)	12,025	13,789
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/31	(2)	2,500	2,208
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34	(1)(7)	3,000	2,486

					74,335
Massachusetts (4.9%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21		15,000	18,677
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(1)	3,085	3,389
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34		2,500	2,531
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35		11,310	11,018
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(1)(ETM)	7,460	5,860
Massachusetts GO	7.000%	7/1/09	(3)(ETM)	7,430	7,632
Massachusetts GO	5.375%	10/1/10	(Prere.)	10,000	10,683
Massachusetts GO	5.500%	11/1/12	(Prere.)	14,155	15,937
Massachusetts GO	5.500%	11/1/12	(Prere.)	19,275	21,702
Massachusetts GO	5.000%	8/1/20		4,185	4,699
Massachusetts GO	5.500%	12/1/23	(2)	3,055	3,494
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/32		21,125	18,045
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31		20,000	16,264

	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,456
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		9,205	8,612
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.750%	2/6/09		15,000	15,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30	(1)	7,460	5,684
	Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12	(2)	12,020	12,915
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14	(1)	11,135	11,737
	Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30	(4)	23,630	23,682
	Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14	(3)(Prere.)	7,295	8,298
	Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	10,000	11,606
	Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27	(1)	7,190	7,288
	Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26		4,790	5,296
	Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19	(ETM)	32,000	40,409
	Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31	(2)	21,000	20,916

						312,830
Michigan (3.1%)
	Detroit MI GO	5.000%	4/1/15	(12)	2,875	2,906
	Detroit MI GO	5.000%	4/1/16	(12)	3,015	3,015
	Detroit MI GO	5.000%	4/1/17	(12)	3,170	3,121
	Detroit MI Sewer System Rev.	5.750%	1/1/10	(3)(Prere.)	10,000	10,564
	Detroit MI Sewer System Rev.	5.000%	7/1/13	(4)(Prere.)	14,935	17,100

	Detroit MI Sewer System Rev.	5.125%	7/1/15	(1)(Prere.)	3,970	4,703
	Detroit MI Sewer System Rev.	5.500%	7/1/29	(1)	18,000	17,589
	Detroit MI Sewer System Rev.	5.000%	7/1/32	(4)	5,865	4,802
	Detroit MI Sewer System Rev.	5.125%	7/1/33	(1)	6,030	5,070
	Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/24	(1)	7,500	7,460
	Michigan Building Auth. Rev.	5.500%	10/15/16		5,500	5,919
[1]	Michigan Building Auth. Rev. TOB VRDO	1.600%	2/6/09	(1)	5,000	5,000
[2]	Michigan GO	5.250%	9/15/26	(4)	14,000	14,040
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		14,000	9,093
	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10	(Prere.)	7,980	8,723
[2]	Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/24		13,085	13,564
	Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		5,000	3,415
	Michigan Trunk Line Rev.	5.000%	11/1/26	(1)	35,765	35,822
	Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22	(1)	25,000	29,111

						201,017
Minnesota (0.8%)
	Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/30	(2)	9,000	7,356
	Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32		4,250	4,301
	St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26	(4)	37,665	38,072
	St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30	(4)	2,500	2,510
[2]	Univ. of Minnesota Rev.	5.125%	4/1/34		1,250	1,257

						53,496

Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36	(10)	10,000	7,489
Warren County MS Golf Opportunity Zone Rev.	6.500%	9/1/32		10,000	6,836

					14,325
Missouri (0.7%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		11,660	8,179
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	5.375%	3/15/39		8,000	8,235
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29		3,500	2,864
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33		3,500	2,879
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15	(1)	5,000	5,156
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/16	(4)	4,195	4,383
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24		5,000	5,301
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27	(12)(2)	5,535	5,295

					42,292
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20		5,000	3,913
Municipal Energy Agency NE Power Supply System Rev.	5.375%	4/1/39	(13)	3,000	3,010
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39		5,000	5,100

					12,023
Nevada (1.0%)
Clark County NV GO	6.500%	6/1/17	(2)	5,000	6,212
Clark County NV School Dist. GO	5.000%	6/15/13		12,305	13,644

Clark County NV School Dist. GO	5.000%	6/15/14		8,295	9,284
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24		2,000	1,811
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31		11,710	9,122
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/23	(4)	5,000	5,209
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/25	(4)	10,255	10,462
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11	(4)(Prere.)	5,000	5,520

					61,264
New Hampshire (0.4%)
Manchester NH General Airport Rev.	5.625%	1/1/10	(4)(Prere.)	23,000	24,067

New Jersey (6.4%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12	(1)	4,335	5,035
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28	(1)	10,680	10,886
Garden State Preservation Trust New Jersey	5.750%	11/1/28	(4)	10,000	11,327
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14	(1)	10,185	11,234
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15	(1)	10,820	11,954
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/28	(1)	7,550	7,532
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24		10,000	7,817
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19	(2)	25,000	28,360
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20	(2)	25,000	27,345
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26	(2)	10,000	10,203
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27	(1)	9,000	9,083
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15	(4)	22,000	24,297

New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35	(12)	6,500	6,369
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34	(12)	5,500	5,119
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/15	(1)	3,795	3,768
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14	(4)	10,685	10,811
New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38		2,330	2,458
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)(ETM)	1,370	1,517
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(4)	260	286
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)(ETM)	2,570	2,846
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(1)	2,580	2,834
New Jersey Transp. Corp. COP	6.000%	9/15/10	(2)(Prere.)	13,000	14,087
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15	(1)	7,000	8,181
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(1)	24,000	26,384
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)(1)	36,000	41,133
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	(2)	18,500	19,454
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	6,000	6,207
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(1)	5,795	6,245
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	15,000	5,431
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	19,000	6,370
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(1)(Prere.)	2,060	2,157
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	270	348
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)	790	977
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(1)(ETM)	3,940	4,655

	New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	34,500	22,555
[1]	New Jersey Turnpike Auth. Rev. TOB VRDO	4.000%	2/6/09	(4)	2,800	2,800
	New Jersey Turnpike Auth. Rev. VRDO	2.750%	2/6/09	(4)	24,680	24,680
	Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12	(Prere.)	10,585	11,537
	Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		10,000	6,353

						410,635
New Mexico (0.5%)
	Farmington NM Util. System Rev.	5.750%	5/15/13	(3)(ETM)	1,220	1,224
	New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21	(1)	10,000	10,696
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,216
	New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	3,000	3,216
	New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	10,000	11,026

						29,378
New York (8.0%)
	Babylon NY Waste Water Fac. GO	9.000%	8/1/09	(1)	2,800	2,909
	Babylon NY Waste Water Fac. GO	9.000%	8/1/10	(1)	4,900	5,420
	Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26	(4)	4,200	4,241
	Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(1)	19,575	14,389
	Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35		25,690	20,656
	Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13	(4)	11,000	9,872
	Metro. New York Transp. Auth. Rev.	4.500%	11/15/38		24,060	19,531
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10	(1)(Prere.)	4,675	5,024

	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	16,165	19,889
	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	3.500%	2/6/09	(4)	40,000	40,000
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.530%	2/6/09	(4)	11,650	11,650
	New York City NY GO	5.250%	8/1/12		8,535	9,332
[2]	New York City NY IDA (Yankee Stadium)	0.000%	3/1/20	(12)	8,400	4,648
[2]	New York City NY IDA (Yankee Stadium)	0.000%	3/1/22	(12)	4,585	2,144
[2]	New York City NY IDA (Yankee Stadium)	0.000%	3/1/24	(12)	9,670	3,848
[2]	New York City NY IDA (Yankee Stadium)	0.000%	3/1/25	(12)	5,000	1,835
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36		28,700	27,422
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39		5,000	4,731
	New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10	(Prere.)	265	287
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		20,000	18,543
	New York City NY Transitional Finance Auth. Rev. VRDO	0.350%	2/2/09		18,000	18,000
	New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27	(1)	17,000	19,004
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24	(2)	10,000	10,230
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25	(2)	10,000	11,101
	New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20	(1)	7,500	8,690
	New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11		5,575	6,187

	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/09	(1)	9,850	9,961
	New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(1)	3,270	3,297
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27		5,000	4,947
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/23		7,785	7,860
	New York State Urban Dev. Corp. Rev.	5.625%	1/1/28		7,385	7,432
	New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25	(1)	6,965	7,791
[1]	Port Auth. of New York & New Jersey Rev. TOB VRDO	0.920%	2/6/09	(4)	12,000	12,000
	Suffolk County NY Water Auth. Rev.	5.750%	6/1/13	(2)(ETM)	7,345	8,555
	Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44		5,500	3,228
	Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48		4,000	2,888
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14		12,770	12,838
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15		20,000	20,398
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18		15,410	15,906
	Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20		12,565	12,905
	Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21	(2)	12,000	12,148
	Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22	(2)	5,000	5,042
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17		5,000	5,474

	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20	(1)	10,000	11,608
	Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21	(ETM)	10,000	12,141
[2]	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/28		15,000	15,010
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38		12,500	12,387
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.250%	2/6/09	(4)	13,000	13,000

						516,399
North Carolina (1.4%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	4.500%	1/15/25		7,000	6,297
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		3,300	2,784
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.620%	2/2/09	LOC	9,300	9,300
	North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10	(ETM)	4,480	4,730
	North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23		5,000	4,550
	North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22	(4)	6,500	6,871
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Deerfield Episcopal Retirement Community)	6.125%	11/1/38		2,500	1,881
	North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph's Health System)	5.125%	10/1/28	(1)	7,355	6,842

North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/17	(1)	13,750	13,584
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16		10,000	11,125
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17		15,000	16,551
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20		4,000	4,191
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11	(Prere.)	1,220	1,354
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16		1,780	1,931

					91,991
North Dakota (0.1%)
Grand Forks ND Hosp. Fac. Rev. VRDO	0.470%	2/2/09	LOC	5,940	5,940

Ohio (1.6%)
American Muni. Power Ohio Inc.	5.000%	2/15/38		8,000	7,283
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24		13,850	10,111
Cincinnati OH City School Dist. GO	5.250%	12/1/27	(1)	14,900	15,743
Cleveland OH Airport System Rev.	5.000%	1/1/31	(4)	15,000	14,496
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16		3,000	3,157
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17		2,260	2,369
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21		8,000	8,173
Middletown OH City School Dist. GO	5.000%	12/1/25	(4)	4,715	4,786
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	0.500%	2/2/09	LOC	3,700	3,700
Ohio Common Schools GO	5.000%	3/15/14		7,020	7,845
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		10,000	7,291
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		4,000	3,981

Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38		3,500	3,045
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	3,000	2,930
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38	(4)	8,125	7,859

					102,769
Oklahoma (0.1%)
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36		6,000	4,887

Oregon (0.5%)
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,190	6,641
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	6,565	7,043
Oregon State Dept. Administrative Services	6.000%	5/1/10	(2)(Prere.)	3,175	3,406
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22		12,380	12,470

					29,560
Pennsylvania (3.7%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31		11,420	7,343
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.) VRDO	0.320%	2/2/09	LOC	10,300	10,300
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		2,500	1,768
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		3,500	2,424
Norwin PA School Dist. GO	3.250%	4/1/31	(4)	8,915	6,125
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	9,970	11,764
Pennsylvania GO	5.000%	9/1/14	(4)	5,000	5,787
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	775	886
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15	(2)	20,030	21,864

Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31	(4)	20,000	19,397
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		5,000	4,973
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		4,000	3,794
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	14,000	13,519
Philadelphia PA GO	5.250%	8/1/17	(4)	12,665	14,582
Philadelphia PA GO	5.000%	8/1/18	(4)	17,440	19,417
Philadelphia PA School Dist. GO	6.000%	9/1/38		7,000	7,143
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(1)	35,000	37,327
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(1)	16,500	18,261
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(3)(ETM)	4,455	5,154
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13	(3)	5,545	6,116
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	3,390	3,941
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	1,725	1,950
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21		610	608
Upper St. Claire PA VRDO	2.000%	2/6/09	(4)	6,000	6,000
Wallingford-Swarthmore PA School Dist. VRDO	2.250%	2/6/09	(4)	11,000	11,000

					241,443
Puerto Rico (1.6%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	(1)	2,000	2,034
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(1)	5,000	4,683
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22	(1)	2,930	2,708
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/28		5,000	4,089
Puerto Rico GO	6.000%	7/1/27	(1)	7,000	6,598
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34	(2)	15,305	2,247

Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	7,205	8,288
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	940	1,127
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	10,060	11,847
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12	(2)LOC	40,000	38,632
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	10,000	9,793
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47	(2)	45,000	3,063
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	184,500	6,972
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		22,200	704

					102,785
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23	(4)	2,565	2,551
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24	(4)	2,975	2,905
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32	(4)	3,000	2,613

					8,069
South Carolina (2.6%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28		20,000	19,399
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26		10,580	10,192
Greenville County SC School Dist. GO	5.000%	12/1/27		10,000	9,891
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12	(Prere.)	7,750	9,069
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(3)(ETM)	2,035	2,565
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15	(3)	12,210	13,560
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Conway Hosp.) VRDO	0.670%	2/2/09	(12)	1,700	1,700

South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10	(Prere.)	5,000	5,617
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12	(Prere.)	2,080	2,391
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/30		7,920	6,861
South Carolina Public Service Auth. Rev.	5.500%	1/1/38		10,000	10,222
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15	(2)	8,590	9,852
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20	(2)	20,840	22,107
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21	(2)	27,170	28,448
Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18		9,370	8,900
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38	(4)	6,610	6,648

					167,422
Tennessee (0.5%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.500%	4/1/33		8,000	7,352
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/12	(2)	3,405	3,603
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27	(4)	10,000	9,598
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital)	5.000%	7/1/31		14,000	12,884
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12	(1)	1,685	1,823

					35,260

Texas (9.3%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17	(1)	4,900	3,497
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28	(1)	6,665	6,394
Brownsville TX Util. System Rev.	5.000%	9/1/20	(4)	10,055	10,656
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29	(2)	5,000	4,193
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24	(2)	10,000	10,053
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25	(2)	10,000	9,954
Harris County TX GO	0.000%	10/1/14	(1)	5,550	4,791
Harris County TX GO	0.000%	10/1/15	(1)	17,545	14,527
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.125%	12/1/31		3,250	3,391
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	0.700%	2/2/09	(4)	14,800	14,800
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.500%	2/6/09		22,500	22,500
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(1)(Prere.)	12,910	13,841
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32	(1)	10,000	9,042
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37	(1)	10,190	9,083
Harris County TX Rev.	5.000%	8/15/22		2,000	2,104
Houston TX GO	5.750%	9/1/10	(4)(Prere.)	2,735	2,943
Houston TX GO	5.750%	9/1/10	(4)(Prere.)	4,105	4,417
Houston TX GO	5.375%	3/1/11	(4)(Prere.)	6,485	7,047
Houston TX GO	5.750%	3/1/14	(4)	260	277
Houston TX GO	5.500%	3/1/15	(4)	8,440	9,034
Houston TX GO	5.750%	3/1/15	(4)	265	282
Houston TX GO	5.500%	3/1/16	(4)	5,235	5,569
Houston TX GO	5.750%	3/1/16	(4)	395	420
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18	(2)	16,285	10,889

	Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21	(2)	22,720	12,248
	Houston TX Water & Sewer System Rev.	0.000%	12/1/12	(2)	20,500	18,748
	Houston TX Water & Sewer System Rev.	5.500%	12/1/16	(4)	7,000	7,657
	Houston TX Water Conveyance System COP	6.800%	12/15/10	(2)	5,490	5,844
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	10	10
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/09	(4)(Prere.)	65	67
	Lower Colorado River Auth. Texas Rev.	6.000%	5/15/09	(4)(Prere.)	30	31
	Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11	(4)	12,575	12,862
	Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15	(4)(Prere.)	3,055	3,701
	Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16	(4)	27,425	27,972
	North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/33	(2)	8,050	7,203
	North Texas Tollway Auth. Rev.	5.125%	1/1/28	(1)	27,335	25,172
	North Texas Tollway Auth. Rev.	6.125%	1/1/31		4,000	3,830
	North Texas Tollway Auth. Rev.	5.625%	1/1/33		21,650	20,363
	Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/09	(4)	3,945	3,997
	Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10	(4)	2,000	2,102
	Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17	(4)	7,425	7,457
	Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22	(4)	7,110	7,120
	Round Rock TX Independent School Dist. GO	0.000%	8/15/11	(1)	5,000	4,757
[2]	Round Rock TX Independent School Dist. GO	5.250%	8/1/29		6,000	6,090
	San Antonio TX Electric & Gas Rev.	5.750%	2/1/10	(Prere.)	11,435	12,024

San Antonio TX Electric & Gas Rev.	5.375%	2/1/12	(Prere.)	10,000	11,055
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25		15,500	15,820
San Antonio TX Electric & Gas Rev.	5.000%	2/1/32		15,000	14,699
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36		15,000	12,250
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20		17,000	21,705
Texas Muni. Power Agency Rev.	0.000%	9/1/13	(1)	38,730	34,016
Texas Muni. Power Agency Rev.	0.000%	9/1/14	(1)	34,250	28,852
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(1)	33,070	26,280
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26	(2)	10,000	3,042
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28	(2)	30,005	7,762
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/10	(2)(ETM)	6,000	5,941
Texas Water Dev. Board GO	5.750%	8/1/32		10,380	10,549
Texas Water Dev. Board Rev.	5.500%	7/15/21		9,825	9,941
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13	(Prere.)	24,900	28,641

					599,512

Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21		17,395	17,947

Vermont (0.1%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34	(4)	10,000	8,329

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10	(Prere.)	5,000	5,518

Virginia (0.5%)
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		7,500	7,730
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		10,000	8,256
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	11,721
Winchester VA IDA Hosp. Rev. (Valley Health System)	5.250%	1/1/37		5,000	4,495

					32,202
Washington (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/09	(1)	10,950	10,887
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14	(1)	5,000	4,199
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15	(1)	12,585	10,082
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17	(1)	11,685	8,347
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18	(1)	10,000	6,749
Port of Seattle WA Rev.	5.625%	8/1/10	(1)(Prere.)	7,735	8,295
Washington GO	6.750%	2/1/15		3,450	3,982
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31	(4)	5,000	4,534

Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34	(4)	27,000	24,111
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	5,000	4,579
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	5,490	4,953
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		7,000	7,048

					97,766
West Virginia (1.5%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11	(1)(ETM)	7,325	8,346
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12	(1)(ETM)	7,840	9,310
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14	(1)(ETM)	8,975	11,390
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.400%	2/2/09	LOC	30,420	30,420
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.400%	2/2/09	LOC	24,325	24,325
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41	(2)	18,830	14,096

					97,887
Wisconsin (0.7%)
Wisconsin Clean Water Rev.	6.875%	6/1/11		20,500	21,915
Wisconsin GO	5.000%	5/1/14	(1)	5,000	5,688
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36		3,000	2,578
Wisconsin Transp. Rev.	4.500%	7/1/26	(1)	17,470	16,746

					46,927
Total Tax-Exempt Municipal Bonds (Cost $6,500,772)					6,396,153

	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
[3]	Vanguard Municipal Cash Management Fund (Cost $130,983)	0.572%	130,982,885	130,983
Total Investments (101.2%) (Cost $6,631,755)				6,527,136
Other Assets and Liabilities-Net (-1.2%)				(80,239)
Net Assets (100%)				6,446,897

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of these securities was $115,720,000, representing 1.8% of net assets.

2			Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2009.
3			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2009, the cost of investment securities for tax purposes was $6,654,846,000. Net unrealized depreciation of investment securities for tax purposes was $127,710,000, consisting of unrealized gains of $232,008,000 on securities that had risen in value since their purchase and $359,718,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments In Securities ($000)
Level 1- Quoted prices	130,983
Level 2- Other significant observable inputs	6,394,178
Level 3- Significant unobservable inputs	-
Total	6,525,161

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments

As of January 31, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.9%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39		19,855	16,909
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13	(Prere.)	3,000	3,579
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/29		9,500	6,710
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25		10,000	6,017
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28		17,000	12,711

					45,926
Arizona (1.6%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38		5,900	5,162
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10		4,250	4,145
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37		7,000	3,680
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10		17,500	17,178
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32		10,200	8,159
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/09		16,500	16,487
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33		8,000	7,486
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27		22,000	16,101
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32		10,000	6,671

					85,069

Arkansas (0.1%)
	North Little Rock AR Electric Rev.	6.500%	7/1/15	(1)	3,450	3,891

California (14.3%)
[1]	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26		2,500	2,522
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	5.000%	4/1/27		5,000	5,010
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	830	933
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	30	34
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	85	95
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11	(Prere.)	1,670	1,877
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15		3,290	3,592
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28		5,375	5,435
	California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/29		11,435	11,494
	California GO	5.000%	11/1/21		29,045	29,357
	California GO	5.125%	2/1/25		13,975	13,874
	California GO	4.500%	12/1/32	(4)	15,000	12,494
	California GO	5.125%	4/1/33		16,500	15,262
	California GO	4.500%	10/1/36		56,500	46,168
	California GO	5.000%	6/1/37		10,500	9,445
	California GO CP	9.900%	2/4/09		10,000	10,000
	California GO CP	9.750%	2/6/09		20,000	20,036
	California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38		6,000	5,016
	California Housing Finance Agency Home Mortgage Rev.	5.500%	2/1/42		22,880	22,491
	California Housing Finance Agency Home Mortgage Rev. VRDO	5.000%	2/6/09	(4)	65,000	65,000
	California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17		32,155	26,625
	California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25		3,000	2,281

California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27		6,185	4,338
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21		7,675	7,705
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22		5,000	4,941
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23		2,870	2,775
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19		7,000	7,343
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12	(1)	25,000	27,484
California State Econ. Recovery Bonds	5.250%	7/1/14		15,000	16,597
California State Univ. Rev. Systemwide	5.000%	11/1/20	(2)	20,995	22,661
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32		8,000	5,540
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45		28,000	22,821
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27		20,000	16,677
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29		2,170	1,450
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35		2,710	1,704
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28	(1)	25,000	22,251
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26		750	552
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36		2,000	1,359
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13	(Prere.)	890	1,056
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13	(Prere.)	885	1,062
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13	(Prere.)	890	1,074
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13	(Prere.)	3,555	4,296
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13	(Prere.)	2,670	3,233

Los Angeles CA Community College Dist. GO	5.000%	8/1/24		3,430	3,526
Los Angeles CA Community College Dist. GO	5.000%	8/1/25		4,620	4,704
Los Angeles CA Community College Dist. GO	5.000%	8/1/27		6,215	6,220
Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30		15,000	13,320
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	(4)	11,175	11,464
Modesto CA Irrigation Dist. COP	5.500%	7/1/35		11,300	10,415
Napa Valley CA USD Election GO	4.500%	8/1/37	(4)	12,035	10,381
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20	(12)	9,305	10,071
Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37		15,000	9,012
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38		23,000	17,833
Redding CA Electric System COP	5.000%	6/1/30	(4)	7,500	6,943
San Bernardino County CA Medical Center COP	7.000%	8/1/20		12,180	14,117
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	31,942
San Diego CA USD GO	5.500%	7/1/19	(1)	10,140	11,663
San Diego CA USD GO	5.500%	7/1/21	(1)	12,725	14,432
San Diego CA USD GO	4.500%	7/1/29	(4)	10,870	9,805
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33	(2)	10,000	9,677
San Francisco CA City & County International Airport Rev.	5.750%	5/1/19		20,295	20,667
San Francisco CA City & County International Airport Rev.	5.750%	5/1/20		26,405	26,459
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25	(1)	12,900	3,769
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist.	6.000%	9/1/13	(Prere.)	3,000	3,605
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27	(4)	10,000	10,024

Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20		10,505	11,241
West Contra Costa CA USD	6.000%	8/1/27		3,000	3,166

					760,416
Colorado (4.1%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11	(Prere.)	10,000	10,996
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(ETM)	7,775	8,615
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	8,200	9,069
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	3,000	3,318
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,130	5,673
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11	(Prere.)	5,215	5,767
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38		25,000	19,270
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41		7,500	6,385
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26		1,000	699
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37		2,250	1,379
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25		15,500	10,712
Denver CO City & County Airport Rev.	5.000%	11/15/12	(1)	4,205	4,367
Denver CO City & County Airport Rev. PUT	5.250%	5/15/10		15,000	15,279
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11		10,000	10,121
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39		5,293	5,136
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/09	(1)	14,195	13,818
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10	(1)	7,185	6,624

E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12	(1)	26,795	21,686
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13	(1)	5,000	3,786
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14	(1)	8,000	5,637
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15	(1)	5,000	3,269
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18	(1)	5,000	2,583
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24	(1)	29,225	8,516
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25	(1)	14,900	3,954
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27	(1)	36,465	7,915
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29	(1)	56,600	10,139
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30	(1)	14,200	2,311
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16	(4)(Prere.)	10,000	10,791

				217,815
Connecticut (0.8%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28		25,250	23,872
Connecticut GO	5.375%	4/15/12	(Prere.)	7,180	8,006
Connecticut GO	5.375%	4/15/12	(Prere.)	10,000	11,151

					43,029
Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38		4,455	4,465

District of Columbia (0.4%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30	(2)	12,815	13,028
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13	(1)	2,500	2,625
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16	(1)	2,775	2,866
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17	(1)	2,000	2,043
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18	(1)	2,000	2,029

					22,591

Florida (6.5%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22		5,000	3,507
Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36		10,000	5,928
Beacon Lakes FL Community Dev.	6.900%	5/1/35		16,585	11,576
Brevard County FL School Board COP	5.000%	7/1/27	(2)	12,895	11,998
East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11		3,065	2,192
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27		6,000	3,762
Florida Board of Educ. Public Educ. Capital Outlay	4.500%	6/1/36	(4)	27,860	23,376
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28		8,185	7,544
Florida Housing Finance Agency Rev.	5.750%	1/1/37		26,185	26,073
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37		12,725	12,670
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48		14,905	14,644
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14		14,000	14,787
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16	(Prere.)	365	437
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36		14,435	11,951
Hillsborough County FL Aviation Auth. Rev.	5.375%	10/1/33	(12)	5,330	4,505
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34		5,185	3,841
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36		7,000	4,921
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41		10,000	7,123
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/29		7,000	5,412

Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.670%	2/2/09	LOC	11,600	11,600
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15		6,680	3,052
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,475	1,549
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09	(Prere.)	1,000	1,050
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36		2,500	1,334
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(1)	50,000	37,684
Miami-Dade County FL Aviation - Miami International Airport	5.125%	10/1/24	(1)	18,575	16,252
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/38	(11)	8,770	6,650
Miami-Dade County FL School Board COP	5.250%	10/1/18	(1)	7,915	8,346
Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	20,000	17,444
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/09	(Prere.)	1,190	1,228
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/09	(Prere.)	2,000	2,075
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20		1,100	798
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26		1,000	658
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12		6,000	5,633
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32		1,200	718
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38		1,500	854

Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10		370	370
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26		3,000	2,370
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17	(ETM)	2,200	2,692
Palm Beach County FL Airport System Rev.	5.750%	10/1/12	(1)(ETM)	2,340	2,706
Palm Beach County FL Airport System Rev.	5.750%	10/1/12	(1)	7,220	8,104
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(1)(ETM)	2,060	2,500
Palm Beach County FL Airport System Rev.	5.750%	10/1/14	(1)	6,440	7,477
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11		2,245	1,297
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	8,700	8,942
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30		18,000	14,653
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15	(1)	1,180	1,357
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16	(1)	1,720	1,986

					347,626
Georgia (1.3%)
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12		6,000	6,137
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33		5,000	4,475
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10		5,000	5,253
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17	(1)	5,000	5,618
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34		2,000	1,267
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26		4,750	4,311
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/15	(1)(ETM)	95	115
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(1)	4,060	4,738
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18	(1)(ETM)	845	1,058

	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18		5,000	4,489
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19		15,000	13,196
	Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28		12,195	8,975
	Marietta GA Dev. Auth. Rev.	7.000%	6/15/30		4,000	2,823
	Marietta GA Dev. Auth. Rev.	7.000%	6/15/39		6,000	4,073
	Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27		3,000	1,881

						68,409
Guam (0.5%)
	Guam Govt. GO	5.000%	11/15/23		4,500	3,235
	Guam Govt. GO	5.125%	11/15/27		7,400	5,134
	Guam Govt. GO	5.250%	11/15/37		22,400	14,461
	Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25		2,000	1,622
	Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35		5,000	3,752

						28,204
Hawaii (0.4%)
	Hawaii Dept. of Budget & Finance Surplus Purpose Rev.	8.000%	11/15/33		8,750	7,154
	Honolulu HI City & County GO	5.250%	7/1/12	(1)	4,950	5,517
	Honolulu HI City & County GO	5.000%	7/1/22	(1)	3,000	3,179
	Honolulu HI City & County Waste Water GO	0.000%	7/1/17	(1)	6,000	4,269
	Honolulu HI City & County Waste Water GO	0.000%	7/1/18	(1)	2,000	1,344

						21,463
Idaho (0.2%)
[1]	Idaho Housing & Finance Assn. RAN	5.000%	7/15/27		7,000	7,017
	Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29		3,100	2,913
	Madison County ID Hosp. Rev.	5.250%	9/1/37		1,650	1,104

						11,034
Illinois (3.5%)
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,795	8,536
	Chicago IL GO	0.000%	1/1/16	(1)(Prere.)	7,445	8,162
	Chicago IL GO	0.000%	1/1/26	(1)	2,755	2,611
	Chicago IL GO	0.000%	1/1/27	(1)	2,630	2,479
	Chicago IL GO	5.125%	1/1/29	(3)	6,730	6,734

Chicago IL Midway Airport Rev.	5.500%	1/1/14	(4)	6,410	6,640
Chicago IL Midway Airport Rev.	5.500%	1/1/15	(4)	4,760	4,912
Chicago IL Midway Airport Rev.	5.500%	1/1/16	(4)	7,135	7,339
Chicago IL Midway Airport Rev.	5.500%	1/1/17	(4)	7,525	7,683
Chicago IL Midway Airport Rev.	5.500%	1/1/18	(4)	7,940	8,053
Chicago IL Public Building Comm. GO	7.000%	1/1/15	(1)(ETM)	5,245	6,104
Chicago IL Public Building Comm. GO	7.000%	1/1/20	(1)(ETM)	10,000	12,921
Chicago IL Water Rev.	5.250%	11/1/38		15,000	14,667
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/10		9,750	9,519
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14	(Prere.)	500	598
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39		27,000	22,433
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37		19,000	12,361
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33		6,000	5,364
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37		17,000	13,743
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36		3,000	1,610
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35		4,000	2,199
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11	(2)	3,105	3,141
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18	(2)	2,500	2,489
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30	(2)	8,635	7,336
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42	(1)	10,000	9,784

					187,418
Indiana (1.7%)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39		17,535	12,097

Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23	(ETM)	19,400	25,236
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11		8,605	9,214
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17		21,000	17,519
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14		21,500	24,196

					88,262
Iowa (0.3%)
Tobacco Settlement Financing Corp. Iowa Rev.	5.600%	6/1/34		25,000	15,484

Kansas (1.0%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26		2,000	1,433
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38		2,000	1,201
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11	(Prere.)	9,000	10,084
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11	(Prere.)	21,100	24,127
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/26		1,000	783
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/31		1,000	726
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36		15,830	13,153

					51,507
Kentucky (1.1%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17	(2)	8,000	8,004
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21	(2)	1,750	1,719
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17	(1)	7,500	8,352
Kentucky Housing Corp. Rev.	5.250%	7/1/32		10,130	9,819
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17	(2)	6,000	6,900
Louisville & Jefferson County KY Metro. Health Fac. Rev.	5.750%	2/1/27		10,000	9,835

	Russell KY Rev. Bon Secours Health System	5.625%	11/15/30		16,000	14,413

						59,042
Louisiana (2.2%)
	Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10		5,000	4,957
	East Baton Rouge LA Mortgage Fin. Auth. Single Family Rev.	5.400%	4/1/38		2,805	2,880
	Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax	5.000%	7/15/13	(2)(Prere.)	27,000	30,944
	Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38		9,430	9,489
	Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38		39,000	27,943
[1]	New Orleans LA Aviation Board Rev.	6.000%	1/1/23	(12)	5,000	5,022
	Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37		45,000	30,282
	Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39		10,000	6,318

						117,835
Maine (0.1%)
	Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19		9,250	7,249

Maryland (2.3%)
	Baltimore MD Special Obligation Rev.	7.000%	9/1/38		8,000	5,866
	Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41		12,125	12,073
	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16		3,000	1,907
	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31		12,000	6,057
	Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31		2,000	1,046
	Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	4.750%	1/1/13		10,000	9,136

	Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17		11,500	8,674
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38	(4)	17,680	16,266
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10	(Prere.)	15,000	16,417
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	8,070	8,764
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11	(Prere.)	15,500	16,833
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11	(Prere.)	3,930	4,314
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	3,000	3,417
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12	(Prere.)	6,500	7,404
	Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20		420	317
	Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35		2,000	1,266

						119,757
Massachusetts (2.4%)
[2]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.500%	2/6/09		27,300	27,300
	Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09		2,000	2,003
	Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38		29,850	21,405
	Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/38		2,000	1,456

	Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15		22,500	21,051
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/35		9,760	9,789
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11		4,395	4,659
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32		17,000	13,495
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15	(1)	7,535	7,895
	Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14	(3)(Prere.)	15,000	17,409

						126,462
Michigan (1.3%)
	Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12	(Prere.)	11,000	12,595
[1]	Michigan GO	5.250%	9/15/26	(4)	12,000	12,035
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32		4,900	3,416
	Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46		44,500	28,902
	Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48		9,775	5,724
	Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42		10,000	6,830

						69,502
Minnesota (0.7%)
	Dakota County MN Community Dev. Agency Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45		8,000	5,868
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28		4,500	3,922
	Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37		16,000	13,005

Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32		8,250	8,349
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.750%	7/1/30		5,000	4,417

					35,561
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31	(10)	11,365	8,892
Mississippi Home Corp. Single Family Rev.	5.500%	6/1/38		3,765	3,735

					12,627
Missouri (1.7%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35		9,000	6,313
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29		6,500	5,318
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33		6,500	5,346
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/16	(1)	7,000	7,003
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/25		7,935	8,329
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37		10,680	10,965
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38		4,375	4,449
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38		8,270	8,258
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/28	(1)	5,000	3,933
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27	(1)	10,000	8,798
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28	(1)	10,000	8,658
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29	(1)	6,000	5,128

Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37		11,000	6,855

					89,353
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37		5,555	5,585

Nebraska (0.2%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11	(2)(Prere.)	5,500	6,021
Nebraska Public Power Dist. Rev.	5.000%	1/1/38		6,500	5,996

					12,017
Nevada (0.7%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/09		12,500	12,482
Clark County NV School Dist. GO	5.000%	6/15/25		10,000	9,972
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31		11,750	9,154
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20		3,435	2,807
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27		3,785	2,822

					37,237
New Jersey (5.3%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09		5,000	5,017
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/09		1,500	1,503
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19		2,000	1,551
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29		7,500	5,159
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		10,000	6,955
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29		2,000	1,349

New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26		2,000	1,294
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36		2,000	1,166
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29		20,000	14,884
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31		6,500	4,616
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	2,250	2,768
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14	(Prere.)	30,500	37,526
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15		825	727
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25		710	484
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37		1,230	755
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24	(1)	18,055	18,477
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31		10,000	6,613
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12		14,000	11,553
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38		3,395	3,248
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(ETM)	2,050	2,270
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13		2,065	2,268
New Jersey Transp. Corp. COP	5.750%	9/15/15		26,620	28,510
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		14,000	15,893
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	(12)(1)	14,000	15,996
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23	(1)	10,000	10,832
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	30,000	10,862

New Jersey Transp. Trust Fund Auth. Rev.	5.625%	12/15/28		20,000	20,571
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35	(2)	21,495	14,053
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23		8,575	6,250
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26		46,750	29,699

					282,849
New Mexico (1.2%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26		8,000	8,145
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10	(Prere.)	11,000	11,793
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11	(Prere.)	27,550	30,376
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38		8,525	8,513
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39		6,210	6,115

					64,942
New York (7.8%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20	(4)	5,000	5,315
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21	(4)	3,745	3,931
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22	(4)	4,500	4,679
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(1)	16,500	12,129
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12	(4)	10,000	9,253
Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/22		10,000	10,528
Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/24		5,000	5,149
Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35		10,500	9,342
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31		12,205	11,388
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20	(1)(ETM)	9,000	11,073

	Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14		15,460	17,620
	Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	(2)	5,000	5,811
	Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/27		2,500	1,881
	Nassau County NY IDA Continuing Care Retirement Rev.	6.700%	1/1/43		9,000	6,195
[1]	New York City NY IDA (Yankee Stadium)	0.000%	3/1/26	(12)	5,000	1,690
[1]	New York City NY IDA (Yankee Stadium)	0.000%	3/1/27	(12)	4,195	1,308
[1]	New York City NY IDA (Yankee Stadium)	0.000%	3/1/28	(12)	4,200	1,205
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		3,250	3,105
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		3,500	3,297
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		4,500	4,174
	New York City NY IDA Special Fac. Rev.	5.500%	1/1/16		4,000	3,638
	New York City NY IDA Special Fac. Rev.	7.750%	8/1/31		31,000	21,488
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	(1)	24,635	23,489
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/38		11,250	9,722
	New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34		10,000	9,272
	New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10		2,105	2,209
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19	(2)	10,000	11,784
	New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22	(4)	5,500	5,770
	New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13		13,380	16,253
	New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	2.869%	5/1/18		23,280	15,248

New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24		4,250	2,790
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37		8,750	5,295
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10	(1)	7,085	7,143
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11	(1)	6,375	6,425
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12	(1)	8,010	8,072
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	20,000	22,933
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/26	(2)	5,000	5,000
New York State Urban Dev. Corp. Rev.	5.000%	1/1/22		10,410	10,661
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12		16,000	14,434
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13		12,500	10,995
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14		3,000	2,548
Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35		25,000	23,398
Suffolk NY TOB Asset Securitization Corp. Rev.	5.375%	6/1/28		6,500	4,689
Suffolk NY TOB Asset Securitization Corp. Rev.	0.000%	6/1/44		4,500	2,641
Suffolk NY TOB Asset Securitization Corp. Rev.	6.000%	6/1/48		3,500	2,527
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/10		2,350	2,462
Ulster County NY IDA Rev.	6.000%	9/15/37		10,500	6,400
Ulster County NY IDA Rev.	6.000%	9/15/42		7,000	4,152
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25		11,500	9,608

	Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30		20,000	15,905

						416,024
North Carolina (2.2%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47		8,000	6,749
	North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13		17,455	18,473
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14		6,000	6,406
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15		8,000	8,375
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16		3,000	3,118
	North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17		2,000	2,062
	North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38		3,670	3,685
	North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38		8,545	8,493
	North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35		9,500	5,970
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10	(Prere.)	4,000	4,411
	North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10	(Prere.)	15,000	16,644
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23		1,850	1,286
	North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30		1,155	703
	North Carolina Medical Care Comm. Health Care Fac. Rev. (Deerfield Episcopal Retirement Community)	6.125%	11/1/38		4,500	3,386
[1]	North Carolina Medical Care Comm. Health Care Fac. Rev. (WakeMed)	5.625%	10/1/38	(12)	2,455	2,369
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27		2,750	1,885
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33		3,000	1,898

	North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/09	(Prere.)	13,000	13,667
	North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32		3,500	1,984
	North Carolina Muni. Power Agency Rev.	5.500%	1/1/15	(1)	3,500	3,931

						115,495
Northern Mariana Islands (0.2%)
	Northern Mariana Islands GO	7.375%	6/1/10	(Prere.)	10,500	11,423

Ohio (3.1%)
	American Muni. Power Ohio Inc.	5.000%	2/15/38		17,000	15,477
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12		27,000	25,010
	American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13		7,000	6,293
	Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37		50,000	20,638
[2]	Cincinnati OH City School Dist. GO TOB VRDO	3.090%	2/6/09	LOC	10,000	10,000
	Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/09	(9)(ETM)	3,850	4,004
	Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	0.500%	2/2/09	LOC	1,000	1,000
	Ohio Air Quality Dev. Auth. PCR PUT	4.850%	5/1/12	(1)	13,500	13,650
	Ohio Common Schools GO	4.500%	9/15/25		13,700	13,656
	Ohio GO	4.500%	9/15/22	(1)	2,030	2,089
	Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32		3,595	3,541
	Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41		15,750	13,732
	Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46		16,000	11,666
	Ross County OH Hosp. Fac. Rev. (Adena Health System)	5.750%	12/1/35		7,000	6,304
	Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38		6,500	5,655

Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13		14,750	14,749

					167,464
Oklahoma (0.8%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25		2,000	1,397
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38		7,500	4,547
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36		6,015	5,995
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37		4,080	4,112
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37		5,790	5,631
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37		8,665	8,469
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20	(2)	4,250	4,544
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21	(2)	4,510	4,751
Oklahoma State Muni Power Auth. Power Supply System Rev.	6.000%	1/1/38		4,500	4,657

					44,103
Oregon (0.1%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21		4,900	4,995
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20	(ETM)	1,405	1,497

					6,492
Pennsylvania (4.7%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11	(1)	6,000	6,192

Bucks County PA IDA Retirement Community Rev. (Ann's Choice)	6.250%	1/1/35		3,000	1,891
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		15,000	15,364
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23		16,260	16,905
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26		1,250	1,029
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30		1,000	799
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40		2,750	2,102
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20		1,000	728
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26		500	320
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/22		3,000	2,424
Northampton County PA General Purpose Auth. Hosp. Rev. (St. Lukes Hosp. Project)	5.500%	8/15/40		6,500	4,502
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		5,000	3,536
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14	(2)	6,000	6,077
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15	(2)	3,500	3,523
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18	(2)	10,500	9,641
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36		10,000	7,393
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.250%	2/6/09	(4)	40,000	40,000

Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14	(2)	9,610	10,762
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/22	(12)	6,070	6,410
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25	(12)	9,550	9,708
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26	(12)	10,040	10,133
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27	(12)	6,865	6,881
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22	(1)	10,000	9,338
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14	(4)	10,000	11,096
Philadelphia PA School Dist. GO	6.000%	9/1/38		13,000	13,265
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(1)	21,500	23,795
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	2.126%	12/1/17		35,945	25,341

					249,155
Puerto Rico (3.6%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24		25,000	18,255
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33		15,000	12,371
Puerto Rico Muni. Finance Agency	5.250%	8/1/18	(4)	23,570	24,779
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14	(Prere.)	365	418
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14	(Prere.)	17,200	19,785
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14	(Prere.)	17,040	19,709
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33		24,385	20,315
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12	(2)	33,000	31,376
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	34,000	33,294
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54	(2)	62,390	2,358
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		251,000	7,962

					190,622
South Carolina (3.2%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27		11,120	10,597

Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29		22,500	21,537
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31		11,500	10,424
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25		5,000	5,006
Greenville County SC School Dist. GO	5.000%	12/1/27		25,000	24,728
Greenville County SC School Dist. GO	5.000%	12/1/28		12,480	12,188
Lancaster County SC Assessment Rev.	5.450%	12/1/37		1,630	899
Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/32		28,000	22,950
Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19		14,565	15,196
Richland County SC (International Paper)	6.100%	4/1/23		12,750	9,121
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21		1,500	1,062
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28		1,100	707
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42		1,000	574
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10	(Prere.)	19,500	21,992
South Carolina Public Service Auth. Rev.	5.500%	1/1/38		15,000	15,333

					172,314
Tennessee (3.4%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.400%	2/2/09	LOC	11,000	11,000
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.625%	4/1/38		6,650	6,078
Memphis TN Electric System Rev.	5.000%	12/1/16	(1)	40,000	44,025

Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24	(2)	7,450	7,006
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16	(3)	4,310	4,681
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14		25,370	22,305
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15		30,495	26,455
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/19		25,865	19,993
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20		10,000	7,559
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37		13,570	13,753
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37		17,675	17,772

					180,627
Texas (6.4%)
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/27		1,000	645
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/33		760	449
Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28		10,000	6,600
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.950%	5/15/33		15,000	10,231
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30		6,920	6,951
Harris County TX GO	0.000%	10/1/13	(1)	9,630	8,643
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)	2,025	2,088
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10	(2)(ETM)	245	249

Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10	(1)(Prere.)	13,985	14,994
Houston TX Water & Sewer System Rev.	0.000%	12/1/10	(2)	5,000	4,831
Houston TX Water & Sewer System Rev.	0.000%	12/1/11	(2)	24,810	23,376
Houston TX Water & Sewer System Rev.	0.000%	12/1/12	(2)	26,000	23,777
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/30		12,350	10,181
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor)	6.375%	4/1/27		11,970	9,414
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27		7,500	6,337
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25		2,100	1,467
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35		3,195	1,999
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18		4,000	3,320
North Texas Tollway Auth. Rev.	6.125%	1/1/31		7,000	6,703
North Texas Tollway Auth. Rev.	5.625%	1/1/33		33,290	31,312
North Texas Tollway Auth. Rev.	5.750%	1/1/38		32,000	28,062
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17	(ETM)	2,460	2,750
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28		4,000	3,560
Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.625%	3/1/39		7,990	7,988
Texas Muni. Gas Acquisition & Supply Corp. Rev.	2.037%	9/15/17		40,000	32,600
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17		8,400	7,115
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19		22,500	18,513

	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20		22,500	18,167
	Texas Muni. Power Agency Rev.	0.000%	9/1/16	(1)(ETM)	280	228
	Texas Muni. Power Agency Rev.	0.000%	9/1/17	(1)	58,660	41,530
	Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11	(2)(ETM)	7,000	6,788
	Texas Water Finance Assistance GO	5.750%	8/1/31		1,745	1,804

						342,672
Utah (0.6%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20		11,000	11,472
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22		18,960	19,394

						30,866
Virgin Islands (0.8%)
	Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/09		3,065	3,097
	Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/13		11,000	10,732
	Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/18		19,000	16,877
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19		10,000	10,061

						40,767
Virginia (1.7%)
	Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/31		1,250	774
[2]	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31		5,485	4,418
[2]	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32		475	388
	Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28		13,219	9,655
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22		4,000	2,970

Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27		3,375	2,269
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37		5,000	2,901
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12	(Prere.)	315	364
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/30		7,135	6,407
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13		14,500	14,946
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18		515	517
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37		34,500	28,483
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15	(Prere.)	10,000	11,721
Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46		9,500	3,708

					89,521
Washington (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10	(1)	19,550	18,964
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11	(1)	11,400	10,728
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12	(1)	19,650	17,892
Port of Seattle WA GO	5.000%	11/1/10	(4)	6,675	6,974
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38	(4)	10,000	9,157
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43	(12)	10,000	9,022
Washington Health Care Fac. Auth. (Peace Health)	5.000%	11/1/18		13,000	13,089

					85,826

West Virginia (0.8%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22		20,000	17,433
Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37		10,000	7,207
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13	(1)(ETM)	8,390	10,360

	West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.400%	2/2/09	LOC	9,000	9,000

						44,000
Wisconsin (0.2%)
	Wisconsin GO	5.000%	5/1/26		5,380	5,495
	Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34		3,500	2,287

						7,782
Total Tax-Exempt Municipal Bonds (Cost $5,795,994)					5,237,780
		Coupon		Shares		Market Value ($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[3]	Vanguard Municipal Cash Management Fund (Cost $73,779)	0.572%		73,779,285		73,779

Total Investments (99.8%) (Cost $5,869,773)						5,311,559
Other Assets and Liabilities-Net (0.2%)						12,493
Net Assets (100%)						5,324,052

1		Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2009.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of these securities was $42,106,000, representing 0.8% of net assets.

3		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2009, the cost of investment securities for tax purposes was $5,877,209,000. Net unrealized depreciation of investment securities for tax purposes was $565,650,000, consisting of unrealized gains of $126,721,000 on securities that had risen in value since their purchase and $692,371,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments In Securities ($000)
Level 1- Quoted prices	73,779
Level 2- Other significant observable inputs	5,237,780
Level 3- Significant unobservable inputs	-
Total	5,311,559

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments

As of January 31, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.0%)
Alabama (0.3%)
[1]	Alabama Public School & College Auth. TOB VRDO	0.450%	2/6/09		5,000	5,000
[1]	Alabama Special Care Fac. Financing Auth. TOB VRDO	0.460%	2/6/09		6,775	6,775
	Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	0.530%	2/6/09	LOC	17,835	17,835
	Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	1.000%	2/6/09		33,550	33,550
[1]	Montgomery AL Water Works & Sewer Systems Rev. TOB VRDO	0.980%	2/6/09	(4)	4,155	4,155

						67,315
Alaska (0.5%)
	Alaska Housing Finance Corp.	1.100%	12/1/09		20,000	20,000
	Alaska Housing Finance Corp. (State Capital) VRDO	1.500%	2/6/09		56,280	56,280
[1]	Alaska Housing Finance Corp. Home Mortgage TOB VRDO	1.130%	2/6/09		8,370	8,370
[1]	Alaska Housing Finance Corp. TOB VRDO	0.510%	2/6/09	LOC	5,015	5,015
[1]	Alaska Housing Finance Corp. TOB VRDO	1.130%	2/6/09		4,545	4,545

[1]	Anchorage AK Water Rev. TOB VRDO	0.980%	2/6/09		15,375	15,375

						109,585
Arizona (2.4%)
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.350%	2/6/09	LOC	6,500	6,500
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.420%	2/6/09	LOC	7,300	7,300
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.400%	2/6/09	LOC	12,300	12,300
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.400%	2/6/09	LOC	37,300	37,300
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.450%	2/6/09	LOC	12,500	12,500
	Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.450%	2/6/09	LOC	45,765	45,765
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.400%	2/6/09	LOC	28,500	28,500
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.400%	2/6/09	LOC	32,200	32,200
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.450%	2/6/09	LOC	20,000	20,000
	Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.450%	2/6/09	LOC	23,200	23,200
	Arizona Sports & Tourism Auth. VRDO	0.600%	2/6/09	LOC	5,000	5,000
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	0.510%	2/6/09		7,365	7,365

[1]	Gilbert AZ GO TOB VRDO	0.530%	2/6/09		27,090	27,090
	Glendale AZ IDA (Midwestern Univ.) VRDO	0.480%	2/6/09	LOC	5,000	5,000
[1]	Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	0.530%	2/6/09	LOC	100,465	100,465
[1]	Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	0.550%	2/6/09		8,480	8,480
[1]	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.480%	2/6/09		5,000	5,000
[1]	Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.480%	2/6/09		8,990	8,990
[1]	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.450%	2/6/09	LOC	24,155	24,155
[1]	Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	0.450%	2/6/09	LOC	10,335	10,335
[1]	Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.680%	2/6/09		8,240	8,240
[1]	Phoenix AZ GO TOB VRDO	0.450%	2/6/09		2,075	2,075
[1]	Phoenix AZ GO TOB VRDO	0.450%	2/6/09		16,640	16,640
	Pima County AZ COP	5.000%	6/1/09		8,000	8,072

[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.460%	2/6/09		6,450	6,450
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.460%	2/6/09		8,500	8,500
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.500%	2/6/09		4,635	4,635
[1]	Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.510%	2/6/09		16,000	16,000
	Tempe AZ Transit Excise Tax Rev. VRDO	0.450%	2/6/09		14,645	14,645
	Yavapai County AZ IDA (Northern Arizona Healthcare) VRDO	0.470%	2/6/09	LOC	4,000	4,000

						516,702
Arkansas (0.2%)
	Arkansas Federal Highway Grant	5.250%	8/1/09		13,725	13,962
	Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	0.500%	2/6/09		30,800	30,800

						44,762

California (0.6%)
	California Communities NT Program NT Participation TRAN	3.000%	6/30/09		48,000	48,263
	California School Cash Reserve Program Auth. Pool COP TRAN	3.000%	7/6/09	LOC	50,000	50,287
	California State Econ. Recovery Bonds	5.250%	1/1/10		33,580	34,563

						133,113
Colorado (4.0%)
	Aurora CO Water Improvement Rev. VRDO	0.400%	2/6/09		33,070	33,070
[1]	Board of Governors of the Colorado State University System Rev. TOB VRDO	0.510%	2/6/09	LOC	21,995	21,995
[1]	Board of Governors of the Colorado State University System Rev. TOB VRDO	1.630%	2/6/09	(4)	17,820	17,820
	Castle Rock CO COP VRDO	0.500%	2/6/09	LOC	11,000	11,000
	Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	0.400%	2/6/09		11,609	11,609
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	2/2/09	LOC	7,200	7,200
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	2/2/09	LOC	8,000	8,000

	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	2/2/09	LOC	30,405	30,405
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	2/2/09	LOC	11,700	11,700
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	2/2/09	LOC	9,550	9,550
	Colorado General Fund TRAN	3.000%	6/26/09		60,000	60,306
	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.480%	2/6/09		37,540	37,540
[1]	Colorado Health Fac. Auth. Rev. (Colorado Catholic Initiatives) TOB VRDO	0.480%	2/6/09		5,710	5,710
	Colorado Health Fac. Auth. Rev. (Evangelical) VRDO	0.550%	2/6/09	LOC	5,000	5,000
	Colorado Health Fac. Auth. Rev. (NCMC Inc. Project) VRDO	0.620%	2/2/09	LOC	13,085	13,085
[1]	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.530%	2/6/09	LOC	46,000	46,000
[1]	Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.530%	2/6/09	LOC	29,990	29,990

Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	0.480%	2/6/09	38,300	38,300
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.400%	2/6/09	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.550%	2/6/09	69,790	69,790
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.400%	2/6/09	23,000	23,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.400%	2/6/09	12,690	12,690
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.550%	2/6/09	40,000	40,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.550%	2/6/09	9,680	9,680
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.600%	2/6/09	50,000	50,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.600%	2/6/09	16,610	16,610

	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.900%	2/6/09		39,490	39,490
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.150%	2/6/09		40,000	40,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.150%	2/6/09		20,000	20,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.150%	2/6/09		16,800	16,800
	Denver CO City & County COP VRDO	0.650%	2/2/09		63,000	63,000
	Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	0.470%	2/6/09	LOC	15,000	15,000
	Moffat County CO PCR (Pacificcorp) VRDO	0.400%	2/6/09	LOC	7,400	7,400
	Univ. of Colorado Hosp. Auth. Rev. VRDO	0.530%	2/6/09	LOC	18,140	18,140

						859,705
Connecticut (0.3%)
	Connecticut GO	5.000%	4/15/09		6,810	6,845
[1]	Connecticut GO TOB VRDO	0.410%	2/6/09	(Prere.)	7,965	7,965
[1]	Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.480%	2/6/09		7,300	7,300

	Connecticut State Health & Educ. Fac. Auth. (Yale-New Haven Hospital) VRDO	0.200%	2/6/09	LOC	37,430	37,430
[1]	Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) TOB VRDO	0.880%	2/6/09		11,995	11,995
	New Britain CT BAN	4.000%	3/31/09		4,250	4,264

						75,799
Delaware (0.3%)
	Delaware GO	5.000%	3/1/09		7,115	7,131
	Delaware Health Fac. Auth. Rev. VRDO	0.450%	2/6/09		9,770	9,770
[1]	Delaware Housing Auth. Rev. TOB VRDO	0.770%	2/6/09		7,645	7,645
[1]	Delaware Housing Auth. Rev. TOB VRDO	1.500%	2/6/09		8,695	8,695
[1]	Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	0.610%	2/6/09		3,905	3,905
	New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	0.600%	2/6/09		24,665	24,665

						61,811
District of Columbia (2.7%)
[1]	District of Columbia COP TOB VRDO	0.510%	2/6/09	LOC	17,625	17,625
[1]	District of Columbia GO TOB VRDO	0.460%	2/6/09	LOC	4,600	4,600
[1]	District of Columbia GO TOB VRDO	0.480%	2/6/09	(13)	3,305	3,305

	District of Columbia GO VRDO	0.450%	2/6/09	LOC	4,280	4,280
	District of Columbia GO VRDO	0.450%	2/6/09	LOC	15,625	15,625
[1]	District of Columbia Housing Finance Agency TOB VRDO	0.980%	2/6/09	(4)	4,610	4,610
	District of Columbia Rev. (American College of Cardiology) VRDO	0.540%	2/6/09	LOC	13,000	13,000
	District of Columbia Rev. (American Univ.) VRDO	0.400%	2/2/09	LOC	20,000	20,000
	District of Columbia Rev. (American Univ.) VRDO	0.450%	2/6/09	LOC	7,400	7,400
	District of Columbia Rev. (American Univ.) VRDO	0.450%	2/6/09	LOC	17,000	17,000
	District of Columbia Rev. (Carnegie Endowment) VRDO	1.250%	2/6/09	LOC	16,475	16,475
	District of Columbia Rev. (Council Foreign Relations) VRDO	0.450%	2/6/09	LOC	62,680	62,680
	District of Columbia Rev. (Georgetown Day School) VRDO	0.540%	2/6/09	LOC	14,700	14,700
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.300%	2/6/09	LOC	10,200	10,200
	District of Columbia Rev. (Georgetown Univ.) VRDO	0.390%	2/6/09	LOC	6,925	6,925

	District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	0.530%	2/6/09		12,000	12,000
	District of Columbia Rev. (Howard Univ.) VRDO	0.400%	2/6/09	LOC	31,525	31,525
	District of Columbia Rev. (Society for Neuroscience) VRDO	0.450%	2/6/09	LOC	12,000	12,000
	District of Columbia Rev. (The Pew Charitable Trust) VRDO	0.470%	2/6/09	LOC	31,000	31,000
	District of Columbia Rev. (Washington Drama Society) VRDO	0.400%	2/6/09	LOC	15,000	15,000
	District of Columbia Rev. (Wesley Theological) VRDO	0.470%	2/6/09	LOC	5,000	5,000
[1]	District of Columbia Rev. TOB VRDO	0.560%	2/6/09	(13)	8,375	8,375
	District of Columbia Rev. VRDO	0.600%	2/2/09	LOC	14,125	14,125
	District of Columbia Rev. VRDO	0.460%	2/6/09	LOC	15,550	15,550
	District of Columbia Rev. VRDO	0.460%	2/6/09	LOC	14,475	14,475
	District of Columbia Rev. VRDO	0.470%	2/6/09	LOC	6,730	6,730
	District of Columbia TRAN	2.500%	9/30/09		60,000	60,554

[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.450%	2/6/09	LOC	12,895	12,895
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.560%	2/6/09	LOC	44,025	44,025
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.890%	2/6/09	(4)	4,000	4,000
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.980%	2/6/09	(4)	11,865	11,865
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	0.950%	2/6/09	(4)	50,000	50,000
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	1.130%	2/6/09	(4)	3,495	3,495
[1]	Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	1.700%	2/6/09		20,950	20,950

						591,989
Florida (5.6%)
[1]	Brevard County FL School Board COP TOB VRDO	0.510%	2/6/09	LOC	13,945	13,945
[1]	Broward County FL GO TOB VRDO	0.450%	2/6/09		2,750	2,750

[1]	Broward County FL Professional Sports Facs. Tax Rev. COP TOB VRDO	1.030%	2/6/09	(4)	5,800	5,800
[1]	Broward County FL School Board COP TOB VRDO	0.510%	2/6/09	LOC	34,750	34,750
	Citizens Property Insurance Corp. Florida (High Risk Account) RAN	4.500%	6/1/09		250,000	250,803
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.460%	2/6/09		4,370	4,370
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.480%	2/6/09		18,925	18,925
[1]	Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.510%	2/6/09		15,000	15,000
[1]	Florida Board of Educ. Public Educ. TOB VRDO	0.450%	2/6/09		12,890	12,890
[1]	Florida Board of Educ. Public Educ. TOB VRDO	0.500%	2/6/09		9,600	9,600
[1]	Florida Board of Educ. Public Educ. TOB VRDO	0.550%	2/6/09		19,550	19,550
[1]	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	0.650%	2/6/09	(13)	5,175	5,175
[1]	Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	0.710%	2/6/09	(13)	13,425	13,425
[1]	Florida Board of Educ. TOB VRDO	0.460%	2/6/09		5,000	5,000

	Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.350%	2/6/09	(12)	49,015	49,015
	Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	0.540%	2/6/09	LOC	15,000	15,000
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	0.700%	2/6/09		5,235	5,235
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	0.700%	2/6/09		6,110	6,110
[1]	Florida Housing Finance Corp. Rev. TOB VRDO	0.700%	2/6/09		11,775	11,775
	Florida Keys Aqueduct Auth. Rev. VRDO	0.420%	2/6/09	LOC	10,500	10,500
[1]	Florida State Dept. Transp. Rev. TOB VRDO	0.460%	2/6/09		8,225	8,225
	Gainsville FL Util. System Rev. VRDO	0.350%	2/6/09		7,335	7,335
	Gainsville FL Util. System Rev. VRDO	0.600%	2/6/09		106,005	106,005
	Highlands County FL Health Rev. (Adventist Health System) VRDO	0.540%	2/6/09	LOC	5,000	5,000
	Highlands County FL Health Rev. (Adventist Health System) VRDO	0.540%	2/6/09	LOC	6,000	6,000
	Hillsborough County FL Capital Improvement Program CP	1.000%	2/10/09	LOC	11,355	11,355

	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.670%	2/2/09	LOC	7,155	7,155
	Jacksonville FL Captial Project Rev. VRDO	0.540%	2/6/09	LOC	13,160	13,160
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.250%	2/6/09		30,000	30,000
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.280%	2/6/09		23,280	23,280
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.300%	2/6/09		34,930	34,930
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.300%	2/6/09		8,250	8,250
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.450%	2/6/09		17,900	17,900
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.450%	2/6/09		30,555	30,555
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.350%	2/6/09		15,000	15,000
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.350%	2/6/09		24,500	24,500
	Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.500%	2/6/09		44,500	44,500
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.470%	2/6/09	LOC	5,875	5,875
[1]	Lake County FL School Board COP TOB VRDO	0.560%	2/6/09	(13)	18,400	18,400

[1]	Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	0.450%	2/6/09	LOC	14,635	14,635
[1]	Miami-Dade County FL Aviation TOB VRDO	0.570%	2/6/09	(13)	9,900	9,900
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.480%	2/6/09	(12)	5,070	5,070
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.560%	2/6/09	(13)	23,165	23,165
[1]	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.560%	2/6/09	(13)	19,800	19,800
[1]	Miami-Dade County FL School Board COP TOB VRDO	0.570%	2/6/09	(13)	36,630	36,630
[1]	Miami-Dade County FL School Board TOB VRDO	1.780%	2/6/09	(12)	5,300	5,300
	Miami-Dade County FL Special Obligation VRDO	0.480%	2/6/09	LOC	25,850	25,850
	Monroe County FL Airport Rev. (Key West International Airport) VRDO	1.200%	2/6/09	LOC	21,415	21,415
	Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	0.450%	2/6/09	LOC	3,625	3,625

	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.540%	2/6/09	LOC	5,500	5,500
	Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	1.000%	2/6/09	LOC	5,500	5,500
[1]	Orange County FL Housing Finance Auth. Homeowner Rev. TOB VRDO	0.750%	2/6/09		4,635	4,635
[1]	Orange County FL School Board COP TOB VRDO	0.450%	2/6/09	LOC	9,200	9,200
[1]	Orlando & Orange County FL Expressway Auth. TOB VRDO	0.560%	2/6/09	(13)	11,300	11,300
	Palm Beach County FL Educ. Fac. Auth. Rev. (Atlantic Univ. Inc.) VRDO	0.450%	2/6/09	LOC	20,200	20,200
	Palm Beach County FL Rev. (Children's Home Society Project) VRDO	0.450%	2/6/09	LOC	12,395	12,395
	Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	0.560%	2/6/09	LOC	5,700	5,700
	Palm Beach County FL Rev. (Norton Gallery) VRDO	0.540%	2/6/09	LOC	12,500	12,500
[1]	Palm Beach County FL Water & Sewer TOB VRDO	0.460%	2/6/09		3,315	3,315

	Pembroke Pines FL Charter School Rev. VRDO	0.550%	2/6/09	(12)	11,210	11,210
[1]	Volusia County FL Rev. TOB VRDO	0.460%	2/6/09	LOC	14,390	14,390

						1,208,278
Georgia (2.6%)
[1]	Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. TOB VRDO	1.400%	2/6/09		3,940	3,940
[1]	Atlanta GA Airport Passenger Charge Rev. TOB VRDO	1.400%	2/6/09	(4)	13,500	13,500
	Atlanta GA Wastewater Rev. CP	1.850%	2/6/09		4,262	4,262
	Atlanta GA Water & Wastewater Rev.	1.850%	2/6/09	LOC	13,462	13,462
	Bartow County GA School Dist. GO	5.000%	11/1/09		10,135	10,370
	Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	0.540%	2/6/09	LOC	7,500	7,500
	Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.450%	2/6/09	LOC	12,620	12,620
[1]	DeKalb County GA Water & Sewer Rev. TOB VRDO	0.460%	2/6/09	(4)LOC	16,565	16,565
[1]	DeKalb County GA Water & Sewer Rev. TOB VRDO	4.000%	2/6/09		7,345	7,345
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.540%	2/6/09	LOC	19,100	19,100

	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.540%	2/6/09	LOC	8,300	8,300
	Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.540%	2/6/09	LOC	12,000	12,000
	Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	0.470%	2/6/09	LOC	16,060	16,060
	Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	0.500%	2/6/09	LOC	12,540	12,540
	Fulton County GA Dev. Auth. (GA Tech Fac. Project) VRDO	0.400%	2/6/09	LOC	9,200	9,200
	Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	0.450%	2/6/09	LOC	4,500	4,500
	Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	0.540%	2/6/09	LOC	10,000	10,000
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.540%	2/6/09	LOC	6,000	6,000
	Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.540%	2/6/09	LOC	14,570	14,570
[2]	Fulton County GA School Dist. GO	2.000%	12/15/09		130,000	131,556
	Georgia GO	5.000%	9/1/09		4,000	4,094
	Georgia GO	5.750%	3/1/10		8,840	9,327
[1]	Georgia GO TOB VRDO	0.460%	2/6/09		1,420	1,420
[1]	Georgia GO TOB VRDO	0.460%	2/6/09		31,230	31,230
	Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	0.540%	2/6/09	LOC	9,200	9,200

	Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/09		10,355	10,378
	Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/09		12,270	12,387
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.470%	2/6/09	LOC	7,000	7,000
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.470%	2/6/09	LOC	10,000	10,000
[1]	Gwinnett County GA School Dist. GO TOB VRDO	0.450%	2/6/09		12,365	12,365
[1]	Gwinnett County GA School Dist. GO TOB VRDO	0.460%	2/6/09		7,045	7,045
[1]	Gwinnett County GA School Dist. TOB VRDO	0.480%	2/6/09		4,500	4,500
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	3.540%	2/6/09		52,900	52,900
	Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.540%	2/6/09	LOC	20,100	20,100
[1]	Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.800%	2/6/09	(4)	5,000	5,000
[1]	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.460%	2/6/09		4,440	4,440

[1]	Private Colleges & Universities Auth Georgia (Emory Univ.) TOB VRDO	0.450%	2/6/09		5,000	5,000
	Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	0.540%	2/6/09	LOC	29,300	29,300

						569,076
Hawaii (0.3%)
[1]	Hawaii State GO TOB VRDO	0.460%	2/6/09		11,245	11,245
	Honolulu HI City & County GO	8.000%	10/1/09		26,940	27,952
[1]	Honolulu HI City & County Waste Water GO TOB VRDO	0.730%	2/6/09		9,900	9,900
[1]	University of Hawaii Rev. TOB VRDO	0.460%	2/6/09	LOC	12,930	12,930

						62,027
Idaho (2.9%)
	Idaho Health Facs. Auth. Rev. (Ascension Health) VRDO	0.250%	2/6/09		6,000	6,000
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	1.100%	2/2/09	(4)	79,935	79,935
	Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	0.450%	2/6/09	LOC	6,455	6,455
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	2/6/09		13,500	13,500
	Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.400%	2/6/09		12,000	12,000

Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	14,665	14,665
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	14,970	14,970
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	5,400	5,400
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	12,760	12,760
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	16,040	16,040
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	6,900	6,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	28,750	28,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	24,000	24,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	30,000	30,000

Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	33,750	33,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	27,000	27,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	8,000	8,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	11,635	11,635
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	10,345	10,345
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	10,915	10,915
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	11,905	11,905
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	14,980	14,980
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	15,570	15,570
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	15,855	15,855
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	6,030	6,030

Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.550%	2/6/09	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.400%	2/6/09	7,320	7,320
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.400%	2/6/09	6,040	6,040
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.400%	2/6/09	9,855	9,855
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.400%	2/6/09	8,215	8,215
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.400%	2/6/09	7,100	7,100
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.400%	2/6/09	10,580	10,580
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	1.400%	2/6/09	10,210	10,210

	Idaho State Building Auth. Rev. (Prison Fac. Project) VRDO	0.450%	2/6/09		10,000	10,000
	Idaho TAN	3.000%	6/30/09		50,000	50,258

						631,938
Illinois (6.8%)
[1]	Aurora IL Single Family Mortage Rev. TOB VRDO	0.560%	2/6/09		67,825	67,825
	Bartlett IL Special Services Area (Bluff City LLC) VRDO	0.560%	2/6/09	LOC	13,840	13,840
[1]	Chicago IL Board of Educ. TOB VRDO	0.980%	2/6/09	(4)	6,660	6,660
[1]	Chicago IL GO TOB VRDO	0.980%	2/6/09	(4)	8,250	8,250
	Chicago IL GO VRDO	0.600%	2/2/09		8,925	8,925
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.450%	2/6/09		5,600	5,600
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.450%	2/6/09		5,000	5,000
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.480%	2/6/09		8,710	8,710
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.500%	2/6/09		5,005	5,005
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.500%	2/6/09		5,000	5,000
[1]	Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	4.000%	2/6/09		5,375	5,375

[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.460%	2/6/09	LOC	14,885	14,885
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	0.480%	2/6/09	LOC	13,855	13,855
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	1.380%	2/6/09	(4)	14,645	14,645
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	1.380%	2/6/09	(4)	11,570	11,570
[1]	Chicago IL O'Hare International Airport Rev. TOB VRDO	2.280%	2/6/09	(4)	7,495	7,495
	Chicago IL Sales Tax Rev. VRDO	0.650%	2/2/09		17,300	17,300
[1]	Chicago IL TOB VRDO	0.460%	2/6/09		4,995	4,995
	Chicago IL Wastewater Transmission Rev. VRDO	0.650%	2/2/09	LOC	8,000	8,000
	Chicago IL Wastewater Transmission Rev. VRDO	0.650%	2/2/09	LOC	10,500	10,500
	Chicago IL Water Rev. VRDO	0.400%	2/6/09	LOC	20,000	20,000
	Cook County IL GO	5.000%	11/15/09		5,200	5,341
	Cook County IL GO	5.250%	11/15/09	(Prere.)	7,000	7,304
	Cook County IL GO TAN	3.000%	8/3/09		17,500	17,623
[1]	Cook County IL GO TOB VRDO	0.500%	2/6/09	LOC	6,850	6,850
[1]	Cook County IL GO TOB VRDO	0.980%	2/6/09		7,460	7,460

	Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.400%	2/6/09		33,045	33,045
	Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	0.560%	2/6/09	LOC	20,000	20,000
	Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	0.560%	2/6/09	LOC	16,245	16,245
[1]	Illinois Dev. Finance Auth. TOB VRDO	0.450%	2/6/09		5,140	5,140
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.240%	2/6/09	LOC	22,300	22,300
	Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	0.470%	2/6/09	LOC	9,505	9,505
	Illinois Educ. Fac. Auth. Rev. (Dominican Univ.) VRDO	0.500%	2/6/09	LOC	11,000	11,000
	Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	0.450%	2/6/09	LOC	26,400	26,400
[1]	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.460%	2/6/09		3,470	3,470
[1]	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.480%	2/6/09		7,005	7,005
	Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	0.450%	2/6/09		15,800	15,800

	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	1.950%	5/5/09		18,000	18,000
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.480%	2/6/09		4,165	4,165
[1]	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.480%	2/6/09		9,185	9,185
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.200%	2/6/09		32,677	32,677
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.200%	2/6/09		17,816	17,816
	Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	0.700%	2/6/09	LOC	7,780	7,780
	Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.500%	2/6/09	LOC	18,200	18,200
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.440%	2/6/09		12,500	12,500
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.490%	2/6/09		8,000	8,000
	Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.490%	2/6/09		44,000	44,000
	Illinois Finance Auth. Rev. (Bradley Univ.) PUT	2.000%	4/1/09	LOC	8,695	8,695

Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.470%	2/6/09	LOC	10,000	10,000
Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	0.560%	2/6/09	LOC	9,000	9,000
Illinois Finance Auth. Rev. (Chicago Symphony Orchestra) VRDO	0.400%	2/6/09	LOC	8,000	8,000
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.650%	2/2/09	LOC	50,350	50,350
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.650%	2/6/09	LOC	46,000	46,000
Illinois Finance Auth. Rev. (Little Co. Mary Hospital) VRDO	0.350%	2/6/09	LOC	29,300	29,300
Illinois Finance Auth. Rev. (North Park Univ. Project) VRDO	0.550%	2/6/09	LOC	10,000	10,000
Illinois Finance Auth. Rev. (Northwestern Community Hosp.) VRDO	0.280%	2/6/09	LOC	5,700	5,700
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.650%	2/2/09		34,300	34,300
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.350%	2/6/09		28,625	28,625

	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.350%	2/6/09		33,625	33,625
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.450%	2/6/09		11,500	11,500
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.450%	2/6/09		12,500	12,500
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.500%	2/6/09		12,990	12,990
[1]	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.460%	2/6/09		6,200	6,200
[1]	Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.510%	2/6/09		8,165	8,165
	Illinois Finance Auth. Rev. (Northwestern Univ.) VRDO	0.200%	2/6/09		10,350	10,350
	Illinois Finance Auth. Rev. (Resurrection Health Care) VRDO	0.450%	2/6/09	LOC	10,500	10,500
	Illinois Finance Auth. Rev. (Rush Univ. Medical Center) VRDO	0.250%	2/6/09	LOC	4,000	4,000
[1]	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) TOB VRDO	0.580%	2/6/09	LOC	20,000	20,000

	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) VRDO	0.650%	2/6/09	LOC	9,580	9,580
	Illinois Finance Auth. Rev. (Swedish Covenant) VRDO	0.450%	2/6/09	LOC	8,500	8,500
[1]	Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.460%	2/6/09		3,000	3,000
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.200%	2/6/09		60,387	60,387
	Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	0.200%	2/6/09	LOC	5,160	5,160
	Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	0.450%	2/6/09	LOC	5,000	5,000
	Illinois GO	5.000%	3/1/09		24,695	24,755
[1]	Illinois GO TOB VRDO	0.450%	2/6/09	LOC	14,355	14,355
[1]	Illinois GO TOB VRDO	0.480%	2/6/09		12,990	12,990
[1]	Illinois GO TOB VRDO	0.500%	2/6/09		6,080	6,080
[1]	Illinois GO TOB VRDO	0.680%	2/6/09		15,000	15,000
[1]	Illinois GO TOB VRDO	0.880%	2/6/09	(4)	23,080	23,080
[1]	Illinois GO TOB VRDO	0.980%	2/6/09	(4)	14,265	14,265
[1]	Illinois GO TOB VRDO	1.100%	2/6/09	(4)	25,270	25,270
[1]	Illinois GO TOB VRDO	1.140%	2/6/09	(4)	9,900	9,900
[1]	Illinois GO TOB VRDO	4.000%	2/6/09		16,955	16,955
	Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	0.430%	2/6/09	LOC	8,600	8,600

	Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.650%	2/2/09	LOC	12,600	12,600
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	0.600%	2/6/09	(13)	11,395	11,395
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.530%	2/6/09		5,195	5,195
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.600%	2/6/09		21,395	21,395
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	1.600%	2/6/09		14,460	14,460
[1]	Illinois Sales Tax Rev. TOB VRDO	0.480%	2/6/09		3,500	3,500
[1]	Illinois Sales Tax Rev. TOB VRDO	0.530%	2/6/09		9,180	9,180
[1]	Kane County IL Community USD TOB VRDO	0.980%	2/6/09	(4)	6,525	6,525
[1]	Kane County IL Community USD TOB VRDO	1.390%	2/6/09	(4)	8,690	8,690
[1]	Lake, Cook, Kane & McHenry Counties IL Community USD TOB VRDO	0.980%	2/6/09	(4)	10,355	10,355
[1]	Melean & Woodford Counties IL USD TOB VRDO	1.380%	2/6/09	(4)	11,225	11,225

[1]	Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	1.150%	2/6/09	(4)	9,310	9,310
[1]	Schaumburg IL GO TOB VRDO	1.150%	2/6/09	(4)	6,000	6,000
	Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.350%	2/6/09		43,618	43,618
[1]	Univ. of Illinois Univ. Rev. TOB VRDO	0.690%	2/6/09		14,660	14,660

						1,471,031
Indiana (3.2%)
	Indiana Bond Bank Advance Funding Program Notes	2.000%	1/5/10		17,000	17,140
	Indiana Bond Bank Advance Funding Program Notes TAN	3.000%	5/28/09	LOC	130,000	130,479
	Indiana Dev. Finance Auth. Rev. (Children's Museum) VRDO	0.500%	2/6/09		29,200	29,200
	Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	0.500%	2/6/09	LOC	19,100	19,100
	Indiana Educ. Fac. Auth. (Wabash College) VRDO	0.530%	2/6/09	LOC	29,940	29,940
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.300%	2/6/09	LOC	3,675	3,675
	Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.300%	2/6/09	LOC	5,000	5,000

Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.300%	2/6/09	LOC	5,250	5,250
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.420%	2/6/09	LOC	3,600	3,600
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.450%	2/6/09	LOC	11,000	11,000
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.470%	2/6/09	LOC	11,500	11,500
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.470%	2/6/09	LOC	7,000	7,000
Indiana Finance Auth. Health System Rev. (Sisters St. Francis-B) VRDO	0.450%	2/6/09	LOC	10,900	10,900
Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.400%	2/6/09	LOC	15,305	15,305
Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.430%	2/6/09	LOC	7,500	7,500
Indiana Finance Auth. Hosp. Rev. (Clarian Health) VRDO	0.500%	2/6/09	LOC	12,400	12,400
Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.600%	2/6/09	LOC	6,000	6,000
Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.650%	2/6/09	LOC	5,000	5,000

	Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.700%	2/6/09	LOC	10,300	10,300
[1]	Indiana Finance Auth. Rev. TOB VRDO	0.540%	2/6/09		10,035	10,035
	Indiana Finance Auth. Rev. VRDO	0.400%	2/6/09		22,100	22,100
	Indiana Finance Auth. Rev. VRDO	0.550%	2/6/09	LOC	26,660	26,660
	Indiana Finance Auth. Rev. VRDO	0.600%	2/6/09		10,000	10,000
	Indiana Finance Auth. Rev. VRDO	0.700%	2/6/09	LOC	18,280	18,280
	Indiana Finance Auth. Rev. VRDO	2.500%	2/6/09		31,000	31,000
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.400%	2/6/09	LOC	8,950	8,950
[1]	Indiana Health & Educ. Fac. Financing Auth. Rev. TOB VRDO	0.460%	2/6/09		5,200	5,200
[1]	Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	0.510%	2/6/09	LOC	6,430	6,430
[1]	Indiana Health Fac. Finance Auth. Rev. TOB VRDO	0.890%	2/6/09	(4)	8,085	8,085
[1]	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	0.700%	2/6/09		2,905	2,905

	Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. VRDO	0.580%	2/6/09		21,250	21,250
	Indianapolis IN Local Public Improvement Bond Bank Notes	1.150%	6/1/09		30,000	30,000
	Indianapolis IN Local Public Improvement Bond Bank Notes	1.150%	6/1/09		27,900	27,900
[1]	Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.530%	2/6/09		8,480	8,480
	Lawrenceburg IN Pollution Control Rev. VRDO	0.400%	2/6/09	LOC	10,000	10,000
	Lawrenceburg IN Pollution Control Rev. VRDO	0.450%	2/6/09	LOC	6,500	6,500
[1]	New Albany Floyd County IN Industrial School Dist. Rev. TOB VRDO	0.890%	2/6/09	(4)	7,890	7,890
	Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	0.700%	2/6/09	LOC	11,050	11,050
	Purdue IN Univ. CP	0.850%	3/11/09		18,000	18,000
	Purdue Univ. Indiana Univ. Rev. VRDO	0.200%	2/6/09		18,250	18,250
	South Bend IN Community School Building Corp. Rev.	5.000%	1/1/10	(4)(Prere.)	2,095	2,190
	St. Joseph County IN (Univ. of Notre Dame du Lac Project) VRDO	0.150%	2/6/09		18,000	18,000

[1]	Wayne Township IN School Building Corp. Marion County Solar Eclipse TOB VRDO	0.460%	2/6/09	LOC	21,705	21,705

						691,149
Iowa (0.6%)
[1]	Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	0.450%	2/6/09	LOC	6,440	6,440
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.500%	2/6/09		5,330	5,330
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.560%	2/6/09	(12)	20,000	20,000
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.800%	2/6/09	(12)	17,700	17,700
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.800%	2/6/09	(12)	22,700	22,700
	Iowa Finance Auth. Single Family Rev. VRDO	0.650%	2/6/09		11,500	11,500
	Iowa Finance Auth. Single Family Rev. VRDO	0.750%	2/6/09		12,000	12,000
	Iowa School Cash Anticipation Program Rev.	3.500%	6/25/09	(4)	29,000	29,199
	Iowa School Cash Anticipation Program Rev.	3.000%	1/21/10	LOC	14,000	14,296

						139,165

Kansas (0.7%)
[1]	Kansas Dept. of Transp. Highway Rev. TOB VRDO	0.450%	2/6/09		6,315	6,315
	Kansas Dept. of Transp. Highway Rev. VRDO	0.500%	2/6/09		38,100	38,100
	Kansas Dept. of Transp. Highway Rev. VRDO	0.500%	2/6/09		38,900	38,900
	Kansas Dept. of Transp. Highway Rev. VRDO	0.510%	2/6/09		23,000	23,000
	Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	0.600%	2/6/09		34,000	34,000
	Wichita KS Airport Facs. Rev. VRDO	0.600%	2/6/09		11,170	11,170

						151,485
Kentucky (1.6%)
	Boone County KY Pollution Rev. (Duke Energy Inc. Project) VRDO	0.450%	2/6/09	LOC	7,000	7,000
	Christian County KY Association County Leasing Program Rev. VRDO	0.600%	2/2/09	LOC	30,000	30,000
	Christian County KY Association County Leasing Program Rev. VRDO	0.600%	2/2/09	LOC	27,430	27,430
	Christian County KY Association County Leasing Program Rev. VRDO	0.600%	2/2/09	LOC	4,535	4,535
	Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	0.600%	2/6/09	LOC	3,400	3,400

	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.600%	2/6/09	(13)	4,600	4,600
	Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.630%	2/6/09		17,900	17,900
	Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/25/09		35,000	35,167
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) PUT	0.460%	2/6/09	LOC	5,000	5,000
	Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) PUT	0.460%	2/6/09	LOC	35,000	35,000
	Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	0.700%	2/6/09	LOC	41,700	41,700
[1]	Kentucky Housing Corp. Housing Rev. TOB VRDO	0.580%	2/6/09		7,120	7,120
[1]	Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	0.450%	2/6/09		7,855	7,855
	Louisville & Jefferson County KY Metro. Govt. BAN	2.500%	12/1/09		8,800	8,901

[1]	Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.560%	2/6/09	(13)	28,000	28,000
	Richmond KY League of Cities Funding Lease Program Rev. VRDO	0.550%	2/6/09	LOC	9,600	9,600
	Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.600%	2/2/09	LOC	5,100	5,100
	Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	0.450%	2/6/09	LOC	58,775	58,775
	Williamstown KY League of Cities VRDO	0.550%	2/6/09	LOC	5,000	5,000

						342,083
Louisiana (2.0%)
	Lafayette Parish LA School Board Rev.	5.000%	4/1/09	(4)	2,000	2,009
	Lake Charles LA HBR & Term Dist. (Cogeneration Project) PUT	2.250%	3/15/09		200,000	200,000
[1]	Louisiana Gasoline and Fuel Tax Rev. TOB VRDO	0.890%	2/6/09	(4)	27,225	27,225
[1]	Louisiana GO TOB VRDO	0.870%	2/6/09	(4)	30,000	30,000
	Louisiana GO VRDO	0.350%	2/6/09	LOC	24,000	24,000
	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.350%	2/6/09	LOC	10,000	10,000

	Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.450%	2/6/09	LOC	9,000	9,000
	Louisiana Public Fac. Auth. Rev. (International Matex Tank Terminals) VRDO	0.540%	2/6/09	LOC	17,500	17,500
[1]	Louisiana Public Fac. Auth. Rev. TOB VRDO	0.670%	2/6/09	LOC	44,345	44,345
[1]	Louisiana Public Fac. Auth. Rev. TOB VRDO	0.670%	2/6/09	LOC	42,645	42,645
	St. James Parish Louisiana Rev. (Nustar Logistics LP Project) VRDO	0.540%	2/6/09	LOC	15,000	15,000
	St. Tammany Parish LA Dev. Dist. Rev. VRDO	0.540%	2/6/09	LOC	6,000	6,000

						427,724
Maine (0.2%)
[1]	Maine Housing Auth. Mortgage Rev. TOB VRDO	1.500%	2/6/09		3,720	3,720
	Maine Housing Auth. Mortgage Rev. VRDO	0.650%	2/2/09		11,000	11,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.800%	2/6/09		6,000	6,000
	Maine Housing Auth. Mortgage Rev. VRDO	0.850%	2/6/09		6,500	6,500
[1]	Maine Housing Auth. Mortgage Rev. VRDO	0.980%	2/6/09		385	385
	Maine Housing Auth. Mortgage Rev. VRDO	1.000%	2/6/09		14,000	14,000
	Maine Housing Auth. Mortgage Rev. VRDO	1.000%	2/6/09		5,000	5,000
	Maine Housing Auth. Mortgage Rev. VRDO	1.000%	2/6/09		5,000	5,000

						51,605

Maryland (1.5%)
	Baltimore County MD Metro. Dist. CP	1.700%	2/6/09		23,000	23,000
	Chestertown MD Econ. Dev. Washington College VRDO	0.700%	2/6/09	LOC	9,000	9,000
	District of Columbia Rev. (National Academy of Sciences Project) CP	0.500%	5/6/09	LOC	18,500	18,500
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.610%	2/6/09		4,430	4,430
[1]	Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.610%	2/6/09		2,360	2,360
	Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.700%	2/6/09		45,000	45,000
[1]	Maryland Dept. of Housing & Community Dev. TOB VRDO	0.590%	2/6/09		6,325	6,325
	Maryland Dept. of Housing & Community Dev. VRDO	0.700%	2/6/09		7,850	7,850
	Maryland GO	5.000%	2/1/09		2,000	2,000
	Maryland GO	5.500%	8/1/09		1,000	1,016
	Maryland GO	5.250%	2/15/10		10,000	10,480
	Maryland Health & Higher Educ. Fac. Auth. Rev. (Gilman School) VRDO	0.470%	2/6/09	LOC	8,000	8,000
[1]	Maryland Health & Higher Educ. Fac. Auth. Rev. (John Hopkins) TOB VRDO	0.450%	2/6/09		3,845	3,845

Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	0.440%	2/6/09	LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.800%	3/11/09		10,641	10,641
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	0.440%	2/6/09	LOC	5,000	5,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Loyola College) VRDO	0.400%	2/6/09	LOC	22,000	22,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Stevenson Univ.) VRDO	0.400%	2/6/09	LOC	23,500	23,500
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.450%	2/6/09	LOC	18,250	18,250
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.470%	2/6/09	LOC	7,000	7,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.470%	2/6/09	LOC	5,000	5,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. Of Maryland Medical System) VRDO	0.530%	2/6/09	LOC	7,000	7,000

[1]	Maryland State Transp. Auth. Rev. TOB VRDO	0.450%	2/6/09	(4)	5,000	5,000
[1]	Maryland Transp. Auth. Rev. TOB VRDO	0.570%	2/6/09	(4)	29,800	29,800
[1]	Maryland Transp. Auth. Rev. TOB VRDO	0.880%	2/6/09	(4)	13,860	13,860
	Washington Suburban Sanitation Dist. Maryland VRDO	0.450%	2/6/09		29,000	29,000

						325,857
Massachusetts (3.3%)
[1]	Massachusetts Bay Transp. Auth. Rev. Sales Tax TOB VRDO	0.540%	2/6/09		5,025	5,025
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.430%	2/6/09		13,000	13,000
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.500%	2/6/09		27,330	27,330
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	4.000%	2/6/09		10,000	10,000
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	4.000%	2/6/09		21,725	21,725
	Massachusetts Dev. Finance Agency Rev. (Clark Univ.) VRDO	0.580%	2/6/09	LOC	5,000	5,000
	Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	0.530%	2/6/09	LOC	5,400	5,400

	Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	0.530%	2/6/09	LOC	10,000	10,000
	Massachusetts Dev. Finance Agency Rev. (Simmons College) VRDO	0.350%	2/6/09	LOC	9,000	9,000
	Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	0.520%	2/6/09	LOC	17,600	17,600
	Massachusetts GAN	5.250%	6/15/09		10,000	10,000
	Massachusetts GO	5.000%	8/1/09		6,000	6,096
	Massachusetts GO	5.750%	8/1/09		1,300	1,320
	Massachusetts GO RAN	4.000%	4/30/09		55,000	55,236
	Massachusetts GO RAN	4.000%	5/29/09		50,000	50,286
[1]	Massachusetts GO TOB VRDO	0.930%	2/6/09	(4)	1,850	1,850
[1]	Massachusetts GO TOB VRDO	1.350%	2/6/09		31,235	31,235
[1]	Massachusetts GO TOB VRDO	1.350%	2/6/09		23,935	23,935
[1]	Massachusetts GO TOB VRDO	1.350%	2/6/09		36,740	36,740
[1]	Massachusetts GO TOB VRDO	3.500%	2/6/09	(4)LOC	16,090	16,090
[1]	Massachusetts GO TOB VRDO	3.500%	2/6/09	(4)LOC	12,920	12,920
	Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.850%	7/9/09		9,700	9,700
	Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	0.450%	2/6/09	LOC	21,100	21,100
	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.250%	3/26/09		10,000	10,000

	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.350%	6/15/09		40,000	40,000
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.450%	2/6/09		5,000	5,000
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Havard Univ.) TOB VRDO	0.500%	2/6/09		7,390	7,390
[1]	Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	0.580%	2/6/09		5,515	5,515
	Massachusetts Housing Finance Agency Housing Rev. VRDO	3.150%	2/6/09	(4)	17,935	17,935
	Massachusetts Port Auth. Rev. VRDO	0.450%	2/6/09	LOC	12,185	12,185
	Massachusetts Port Auth. Rev. VRDO	0.630%	2/6/09	LOC	8,420	8,420
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.670%	2/6/09		7,595	7,595
[1]	Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	1.130%	2/6/09	(4)	32,135	32,135
	Massachusetts School Building Auth. Rev. CP	0.800%	2/3/09	LOC	28,000	28,000

[1]	Massachusetts Water Pollution Abatement Trust TOB VRDO	0.440%	2/6/09		3,240	3,240
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.450%	2/6/09		8,180	8,180
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.870%	2/6/09	(4)	3,095	3,095
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	0.880%	2/6/09	(4)	7,300	7,300
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.500%	2/6/09	(4)LOC	30,225	30,225
[1]	Massachusetts Water Resources Auth. Rev. TOB VRDO	3.770%	2/6/09	(4)LOC	39,120	39,120
	Massachusetts Water Resources Auth. Rev. VRDO	0.200%	2/6/09		18,400	18,400
	Univ. of Massachusetts Building Auth. Rev. VRDO	0.450%	2/6/09	LOC	31,700	31,700

						716,023
Michigan (4.4%)
[1]	Detroit MI City School Dist. TOB VRDO	0.460%	2/6/09	(4)LOC	26,185	26,185
[1]	Detroit MI Water Supply System TOB VRDO	2.280%	2/6/09	(4)	4,490	4,490
	Grand Valley MI State Univ. VRDO	0.400%	2/6/09	LOC	5,600	5,600
	Grand Valley MI State Univ. VRDO	0.470%	2/6/09	LOC	14,145	14,145

	Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	0.650%	2/2/09	LOC	22,700	22,700
	Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	0.530%	2/6/09	(12)	10,000	10,000
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	0.400%	2/6/09	LOC	15,000	15,000
	Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	0.500%	2/6/09	LOC	11,900	11,900
	Michigan Building Auth. CP	0.850%	2/12/09	LOC	26,200	26,200
[1]	Michigan Building Auth. Rev. TOB VRDO	0.570%	2/6/09	(4)LOC	10,100	10,100
[1]	Michigan Building Auth. Rev. TOB VRDO	1.390%	2/6/09	(4)	14,100	14,100
	Michigan GO	3.000%	9/30/09		112,000	112,692
	Michigan GO TAN	3.000%	9/30/09		65,000	65,572
[1]	Michigan GO TOB VRDO	1.400%	2/6/09		8,350	8,350
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.670%	2/6/09	LOC	59,245	59,245
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.670%	2/6/09	LOC	66,995	66,995
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.670%	2/6/09	LOC	67,945	67,945
[1]	Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.670%	2/6/09	LOC	36,545	36,545

	Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.250%	2/6/09		15,520	15,520
	Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	0.490%	2/6/09	LOC	7,000	7,000
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.700%	2/6/09		27,810	27,810
	Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.700%	2/6/09		28,800	28,800
	Michigan Muni. Bond Auth. Rev.	3.000%	8/20/09		98,315	99,044
	Michigan Muni. Bond Auth. Rev. BAN	3.000%	7/15/09		19,000	19,181
[1]	Michigan Muni. Bond Auth. Rev. TOB VRDO	0.460%	2/6/09		7,500	7,500
[1]	Michigan Muni. Bond Auth. Rev. TOB VRDO	0.510%	2/6/09		3,845	3,845
	Michigan Public Educ. Fac. Auth. Rev.	3.000%	7/20/09	LOC	6,000	6,030
	Michigan Strategic Fund (Detroit Edison) VRDO	0.450%	2/6/09	LOC	15,000	15,000
	Michigan Strategic Fund Limited Obligation Rev. (Consumer's Energy Co.) VRDO	0.350%	2/6/09	LOC	5,700	5,700

	Univ. of Michigan Hosp. Rev. VRDO	0.200%	2/6/09		54,955	54,955
	Univ. of Michigan Univ. Rev. VRDO	0.200%	2/6/09		76,165	76,165
[1]	Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.980%	2/6/09	(4)	555	555
[1]	Wayne State Univ. MI Rev. TOB VRDO	1.030%	2/6/09	(4)	5,000	5,000

						949,869
Minnesota (1.2%)
[1]	Hennepin County MN Sales Tax Rev. TOB PUT	0.540%	2/6/09		23,640	23,640
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	0.250%	2/6/09	LOC	30,000	30,000
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	0.280%	2/6/09	LOC	10,000	10,000
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.230%	2/6/09	LOC	9,000	9,000
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.410%	2/6/09	LOC	5,800	5,800
	Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.450%	2/6/09	LOC	2,500	2,500
	Minnesota GO	5.000%	6/1/09		17,975	18,151

	Minnesota GO	5.500%	6/1/09		8,730	8,827
	Minnesota GO	5.000%	8/1/09		7,000	7,116
	Minnesota GO	5.000%	11/1/09		12,000	12,235
	Minnesota GO	3.000%	12/1/09		8,375	8,548
[1]	Minnesota GO TOB VRDO	0.460%	2/6/09		8,000	8,000
[1]	Minnesota Housing Finance Agency Limited Obligation Bonds TOB VRDO	0.580%	2/6/09		12,960	12,960
[1]	Minnesota Housing Finance Agency Limited Obligation Bonds TOB VRDO	0.630%	2/6/09		25,000	25,000
	Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.580%	2/6/09	LOC	14,500	14,500
	Minnesota Office of Higher Education Rev. (Supply Student Loan) VRDO	0.600%	2/6/09	LOC	7,000	7,000
	Minnesota School Dist. Tax & Aid Borrowing Program COP	3.000%	9/4/09		12,000	12,094
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.400%	2/6/09	LOC	7,500	7,500
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.420%	2/6/09	LOC	15,000	15,000
	Saint Louis Park MN Rev. (Park Nicollet) VRDO	0.420%	2/6/09	LOC	4,000	4,000

	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.480%	2/6/09	(12)	5,305	5,305
	St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.510%	2/6/09	(12)	5,000	5,000

						252,176
Mississippi (0.5%)
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.650%	2/2/09		14,375	14,375
	Mississippi Business Finance Corp. Rev. (Promenade D'Iberville Project) VRDO	0.500%	2/6/09	LOC	25,000	25,000
[1]	Mississippi Dev. Bank Special Obligation Rev. TOB VRDO	0.450%	2/6/09	LOC	5,000	5,000
	Mississippi Dev. Bank Special Obligation Rev. VRDO	0.450%	2/6/09	LOC	37,000	37,000
[1]	Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health Care) TOB VRDO	1.030%	2/6/09	(4)	18,635	18,635
[1]	Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	0.700%	2/6/09		6,890	6,890

						106,900

Missouri (2.0%)
[1]	Columbia MO Special Oblig. Electrical Improvement Rev. TOB VRDO	0.460%	2/6/09	LOC	16,855	16,855
	Curators of the Univ. of Missouri System Fac. Rev.	3.000%	6/30/09		50,000	50,158
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.400%	2/6/09		69,210	69,210
	Kansas City MO Special Obligation VRDO	0.460%	2/6/09	LOC	11,625	11,625
	Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/09		10,640	10,853
	Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.450%	2/6/09	LOC	12,745	12,745
	Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	0.600%	2/2/09	LOC	3,200	3,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.300%	2/6/09		27,100	27,100
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Childrens Mercy Hosp.) VRDO	0.550%	2/6/09	LOC	7,400	7,400
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.400%	2/6/09		22,725	22,725

	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.450%	2/6/09		17,200	17,200
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.460%	2/6/09	LOC	15,500	15,500
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.460%	2/6/09	LOC	6,800	6,800
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.450%	2/6/09	LOC	8,325	8,325
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.450%	2/6/09	LOC	15,000	15,000
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.450%	2/6/09	LOC	7,500	7,500
	Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	0.550%	2/2/09		6,875	6,875
[1]	Missouri Health & Educ. Fac. Auth. TOB VRDO	0.510%	2/6/09		8,000	8,000
	Missouri Higher Educ. Student Loan Auth. VRDO	0.700%	2/6/09	LOC	56,250	56,250

[1]	Missouri Highways & Transp. Comm. Road Rev. TOB VRDO	0.460%	2/6/09		2,435	2,435
	Missouri Highways & Transp. Comm. Road Rev. VRDO	0.500%	2/6/09	LOC	11,400	11,400
[1]	Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	0.450%	2/6/09		15,595	15,595
[1]	Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	0.780%	2/6/09		6,280	6,280
[1]	Missouri State Health & Educ. Fac. Auth. Rev. TOB VRDO	0.450%	2/6/09		4,055	4,055
	St. Louis MO TRAN	3.250%	6/30/09		15,700	15,794

						428,880
Multiple States (1.3%)
[1]	Tax Exempt Multifamily Housing Pool Eagle Trust TOB VRDO	0.580%	2/6/09		197,430	197,430
[1]	Tax Exempt Multifamily Housing Pool Freddie Mac TOB VRDO	0.630%	2/6/09	LOC	87,800	87,800

						285,230
Nebraska (1.3%)
	Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center) VRDO	0.700%	2/2/09	LOC	15,000	15,000
	Lincoln NE Lincoln Electric System CP	1.250%	2/12/09		25,500	25,500
	Lincoln NE Lincoln Electric System CP	1.600%	2/12/09		4,000	4,000

[1]	Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	0.750%	2/6/09		3,490	3,490
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.630%	2/6/09	LOC	6,000	6,000
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.650%	2/6/09		35,640	35,640
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.650%	2/6/09		24,885	24,885
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.650%	2/6/09		18,825	18,825
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.650%	2/6/09		18,970	18,970
	Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.650%	2/6/09		18,020	18,020
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	0.450%	2/6/09	(4)	9,950	9,950
[1]	Nebraska Public Power Dist. Rev. TOB VRDO	0.570%	2/6/09	(13)	15,995	15,995

[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.450%	2/6/09		10,175	10,175
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.460%	2/6/09		6,975	6,975
[1]	Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.560%	2/6/09	(13)	34,610	34,610
[1]	Omaha NE TOB VRDO	0.510%	2/6/09		8,000	8,000
[1]	Omaha NE TOB VRDO	0.700%	2/6/09		8,020	8,020
	Washington County NE Ind. Dev. Rev. (Cargill Dow Polymers LLC) VRDO	0.650%	2/2/09	LOC	15,400	15,400

						279,455
Nevada (0.8%)
	Clark County NV Airport Improvement Rev. VRDO	1.650%	2/6/09	(4)	50,000	50,000
	Clark County NV Airport Improvement Rev. VRDO	2.500%	2/6/09	(4)	50,000	50,000
	Clark County NV GO	7.500%	6/1/09		5,710	5,817
[1]	Clark County NV GO TOB PUT	1.000%	5/1/09		8,375	8,375
	Clark County NV Highway Rev. (Sales and Excise Tax) CP	0.400%	5/7/09	LOC	7,500	7,500
	Clark County NV School Dist. GO	5.000%	6/15/09	(Prere.)	2,000	2,029
[1]	Clark County NV School Dist. GO TOB VRDO	0.450%	2/6/09		6,290	6,290
[1]	Clark County NV School Dist. GO TOB VRDO	0.480%	2/6/09		7,459	7,459
[1]	Clark County NV TOB VRDO	0.480%	2/6/09		9,770	9,770

[1]	Las Vegas Valley Water Dist. Nevada TOB VRDO	0.980%	2/6/09	(4)	4,575	4,575
[1]	Nevada GO TOB VRDO	0.460%	2/6/09		2,055	2,055
[1]	Nevada Higher Education Rev. TOB VRDO	0.980%	2/6/09		9,555	9,555
	Nevada Housing Division Multi-Unit Housing City Center VRDO	0.650%	2/6/09	LOC	7,440	7,440

						170,865
New Hampshire (0.3%)
	New Hampshire Business Finance Auth. Rev. (VY Regional Hospital) VRDO	0.700%	2/2/09	LOC	26,260	26,260
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Anselm College) VRDO	0.700%	2/2/09	LOC	19,000	19,000
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	0.470%	2/6/09		23,800	23,800

						69,060
New Jersey (1.4%)
	New Jersey TRAN	3.000%	6/25/09		280,000	281,394
	New Jersey Turnpike Auth. Rev.	5.375%	1/1/10	(Prere.)	20,000	20,785

						302,179
New Mexico (0.8%)
	Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	0.450%	2/6/09	LOC	20,000	20,000

New Mexico Educ. Assistance Fundation Rev. VRDO	0.600%	2/6/09	LOC	10,000	10,000
New Mexico Educ. Assistance Fundation Rev. VRDO	0.600%	2/6/09	LOC	10,000	10,000
New Mexico Finance Auth. Transp. Rev. VRDO	0.400%	2/6/09		84,800	84,800
New Mexico Finance Auth. Transp. Rev. VRDO	0.500%	2/6/09	LOC	10,700	10,700
New Mexico GO	5.000%	3/1/10		4,350	4,553
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services) VRDO	0.300%	2/6/09		10,500	10,500
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services) VRDO	0.300%	2/6/09		10,700	10,700
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services) VRDO	0.350%	2/6/09		18,750	18,750

					180,003

New York (1.1%)
	Half Hollow Hills NY Central School Dist. Huntington & Babylon TAN	3.000%	6/30/09		36,000	36,190
	Nassau County NY BAN	2.500%	10/15/09		35,000	35,304
	New York City NY GO	4.000%	8/1/09		15,000	15,165
	New York City NY GO VRDO	0.350%	2/6/09		12,500	12,500
	New York City NY GO VRDO	0.360%	2/6/09	LOC	16,600	16,600
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street) VRDO	0.300%	2/6/09	LOC	13,500	13,500
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.480%	2/6/09		13,585	13,585
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.490%	2/6/09		5,000	5,000
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	0.350%	2/6/09	LOC	24,200	24,200
[1]	New York State Environmental Fac. Corp. Water & Sewer System Rev. TOB VRDO	0.650%	2/2/09		9,700	9,700
[1]	New York State Thruway Auth. Rev. TOB VRDO	0.450%	2/6/09	LOC	29,955	29,955
	Webster NY Central School Dist. BAN	3.500%	10/9/09		24,000	24,120

						235,819

North Carolina (4.7%)
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.620%	2/2/09	LOC	25,175	25,175
[2]	Guilford County NC GO	5.000%	2/1/10		8,230	8,584
	Guilford County NC GO VRDO	2.500%	2/6/09		18,440	18,440
	Mecklenburg County NC COP VRDO	0.470%	2/6/09		10,100	10,100
	Mecklenburg County NC GO VRDO	0.450%	2/6/09		8,200	8,200
	Mecklenburg County NC GO VRDO	0.450%	2/6/09		8,200	8,200
	Mecklenburg County NC GO VRDO	0.450%	2/6/09		8,200	8,200
	Mecklenburg County NC GO VRDO	0.450%	2/6/09		9,000	9,000
	Mecklenburg County NC GO VRDO	0.450%	2/6/09		7,000	7,000
	Mecklenburg County NC GO VRDO	0.450%	2/6/09		7,000	7,000
	Mecklenburg County NC GO VRDO	0.450%	2/6/09		7,000	7,000
	Mecklenburg County NC GO VRDO	0.500%	2/6/09		71,800	71,800
	Mecklenburg County NC GO VRDO	0.510%	2/6/09		38,890	38,890
	North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	0.530%	2/6/09	LOC	10,690	10,690
[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.460%	2/6/09		5,910	5,910

[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.510%	2/6/09		12,000	12,000
[1]	North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.510%	2/6/09		11,200	11,200
	North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	0.530%	2/6/09	LOC	16,785	16,785
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.480%	2/6/09		6,045	6,045
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.510%	2/6/09		15,700	15,700
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.750%	2/6/09		18,900	18,900
[1]	North Carolina Capital Improvement TOB VRDO	0.460%	2/6/09		7,425	7,425
[1]	North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	0.460%	2/6/09	(ETM)	19,990	19,990
	North Carolina GO	4.600%	4/1/09	(Prere.)	9,000	9,214
	North Carolina GO	5.000%	6/1/09		15,000	15,134
[1]	North Carolina Infrastructure Financial Corp. COP TOB VRDO	0.540%	2/6/09	(4)	29,085	29,085

North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.460%	2/6/09		47,930	47,930
North Carolina Medical Care Comm. Health Care Fac. Rev. (Novant Health) VRDO	0.400%	2/6/09		48,045	48,045
North Carolina Medical Care Comm. Health Care Fac. Rev. (Novant Health) VRDO	0.400%	2/6/09		30,500	30,500
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.420%	2/6/09	LOC	5,200	5,200
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.430%	2/6/09	LOC	4,900	4,900
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.400%	2/6/09	LOC	7,870	7,870
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.450%	2/6/09	LOC	5,100	5,100
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.400%	2/6/09		12,320	12,320
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.550%	2/6/09		7,700	7,700

	North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.550%	2/6/09		7,800	7,800
	North Carolina Medical Care Comm. Hosp. Rev. (Pooled Equipment Finance Project) VRDO	0.430%	2/6/09	LOC	11,000	11,000
	North Carolina Medical Care Comm. Hosp. VRDO	0.500%	2/6/09		32,330	32,330
[1]	North Carolina State Capital Improvement TOB VRDO	0.450%	2/6/09		5,000	5,000
	North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.600%	2/6/09	LOC	50,000	50,000
	North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.650%	2/6/09	LOC	16,500	16,500
	North Carolina State Grant Antic Rev.	5.000%	3/1/09		22,805	22,863
	North Carolina State Univ. Raleigh Rev. VRDO	0.460%	2/6/09		66,605	66,605
	Raleigh NC Combined Enterprise System Rev. VRDO	0.500%	2/6/09		46,275	46,275
[1]	Sampson County NC TOB PUT	0.450%	2/6/09	LOC	5,000	5,000
[1]	The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	0.480%	2/6/09		9,762	9,762
	Union County NC GO VRDO	0.470%	2/6/09		2,500	2,500

	Union County NC GO VRDO	0.470%	2/6/09		5,330	5,330
	Univ. of North Carolina Chapel Hill Foundation VRDO	0.500%	2/6/09		27,245	27,245
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	0.480%	2/6/09		6,900	6,900
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	0.500%	2/6/09		4,985	4,985
[1]	Univ. of North Carolina Univ. Rev. TOB VRDO	0.510%	2/6/09		72,710	72,710
	Wake County NC Public Improvement GO VRDO	0.430%	2/6/09		17,300	17,300
	Winston-Salem NC COP VRDO	0.680%	2/6/09		18,000	18,000
	Winston-Salem NC COP VRDO	0.680%	2/6/09		10,320	10,320

						1,013,657
North Dakota (0.2%)
	North Dakota State Housing Fin. Agency Rev.	3.000%	4/14/09		18,775	18,793
	North Dakota State Housing Fin. Agency Rev. VRDO	0.490%	2/6/09		21,850	21,850

						40,643
Ohio (2.3%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.650%	2/2/09	LOC	7,000	7,000
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.600%	2/6/09	LOC	5,000	5,000

	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	0.490%	2/6/09	LOC	45,000	45,000
	Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) CP	1.050%	3/4/09		16,800	16,800
	Lancaster Port Auth. Ohio Gas Rev. VRDO	0.470%	2/6/09		19,860	19,860
[1]	Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	0.570%	2/6/09	(4)	20,015	20,015
[1]	Ohio Air Quality Dev. Rev. TOB VRDO	0.660%	2/6/09	(13)	5,320	5,320
	Ohio Common Schools GO VRDO	0.430%	2/6/09		27,245	27,245
	Ohio GO	5.750%	6/15/09	(Prere.)	11,630	11,832
[1]	Ohio GO TOB VRDO	0.530%	2/6/09		8,790	8,790
	Ohio GO VRDO	0.300%	2/6/09		39,515	39,515
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	6/1/09		6,705	6,765
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.400%	3/2/09		13,000	13,000
	Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	0.480%	2/6/09	LOC	6,635	6,635
	Ohio Highway Capital Improvements GO	5.250%	5/1/09		5,000	5,043

[1]	Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.780%	2/6/09		5,790	5,790
	Ohio Housing Finance Agency Mortgage Rev. VRDO	0.630%	2/6/09		100,000	100,000
	Ohio Infrastructure Improvement GO VRDO	0.300%	2/6/09		9,750	9,750
	Ohio State Univ. General Receipts Rev. VRDO	0.440%	2/6/09		40,000	40,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.600%	2/6/09	LOC	10,000	10,000
	Ohio Water Dev. Auth. PCR BAN	3.000%	8/4/09		6,000	6,052
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	2.750%	2/11/09		40,000	40,000
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	0.850%	4/8/09		22,500	22,500
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.900%	2/6/09		9,750	9,750
[1]	Toledo Lucas County OH Port Auth. VRDO	0.630%	2/6/09	(13)	10,300	10,300
	Union Township OH BAN	3.000%	9/15/09		13,270	13,351

						505,313
Oklahoma (0.8%)
[1]	Grand River Dam Auth. Oklahoma Rev. TOB VRDO	0.560%	2/6/09	(13)	14,100	14,100
	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.550%	2/6/09	(12)	16,830	16,830

	Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.600%	2/6/09	(12)	16,825	16,825
	Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)	5.750%	8/15/09	(Prere.)	2,500	2,586
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	1.100%	2/6/09	(12)	24,565	24,565
[1]	Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	0.750%	2/6/09		8,600	8,600
	Oklahoma Student Loan Auth. VRDO	0.700%	2/6/09	LOC	10,305	10,305
	Oklahoma Turnpike Auth. VRDO	0.650%	2/2/09		18,000	18,000
	Oklahoma Turnpike Auth. VRDO	0.500%	2/6/09		37,260	37,260
	Oklahoma Turnpike Auth. VRDO	0.550%	2/6/09		6,670	6,670
	Oklahoma Turnpike Auth. VRDO	0.550%	2/6/09		9,415	9,415
[1]	Tulsa County OK Ind. Auth. Rev. TOB VRDO	0.480%	2/6/09		6,760	6,760

						171,916
Oregon (2.3%)
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.350%	4/2/09		8,000	8,000
	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.400%	4/6/09		22,325	22,325

	Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.400%	4/8/09		10,000	10,000
	Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) VRDO	0.430%	2/6/09	LOC	13,700	13,700
	Gilliam County OR Solid Waste Disposal Rev. (Waste Management Incorporated Project) VRDO	0.700%	2/6/09	LOC	17,150	17,150
[1]	Jackson County OR School Dist. TOB VRDO	0.480%	2/6/09		6,000	6,000
	Medford OR Hosp. Fac. Auth. Rev. VRDO	0.450%	2/6/09	LOC	24,175	24,175
[1]	Multnomah County OH Hosp. Fac. Auth. Rev. TOB VRDO	0.480%	2/6/09		5,895	5,895
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.650%	2/6/09		15,000	15,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.650%	2/6/09		10,000	10,000
	Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.800%	2/6/09		5,000	5,000
	Oregon State Dept. Administrative Services	5.000%	9/1/09	(4)	13,195	13,379

Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.300%	2/6/09	LOC	15,800	15,800
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.300%	2/6/09	LOC	12,520	12,520
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.300%	2/6/09	LOC	8,000	8,000
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.470%	2/6/09	LOC	13,000	13,000
Oregon State Facs. Auth. Rev. (Reed College Projects) VRDO	0.500%	2/6/09		25,200	25,200
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.500%	2/6/09		6,190	6,190
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.620%	2/6/09		30,000	30,000
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.650%	2/6/09		19,600	19,600
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.800%	2/6/09		30,000	30,000

Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	1.000%	2/6/09		5,000	5,000
Oregon TAN	3.000%	6/30/09		147,500	148,273
Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	0.650%	2/6/09	LOC	10,000	10,000
Portland OR Sewer System Rev.	5.000%	6/15/09	(4)	7,700	7,805
Salem OR Hosp. Rev. VRDO	0.400%	2/6/09	LOC	10,000	10,000
Salem OR Hosp. Rev. VRDO	0.450%	2/6/09	LOC	8,750	8,750

					500,762
Pennsylvania (0.2%)
Bucks County PA IDA (Grand View Hosp.) VRDO	0.470%	2/6/09	LOC	8,850	8,850
Montgomery County PA IDA Rev. (Archdiocese Philadelphia) VRDO	0.470%	2/6/09	LOC	13,500	13,500
Pennsylvania Turnpike Comm. Rev. VRDO	0.400%	2/6/09	LOC	5,850	5,850
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.550%	2/2/09		2,200	2,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.550%	2/2/09		5,000	5,000

					35,400

Rhode Island (0.5%)
[1]	Narragansett RI Commission WasteWater System Rev. TOB VRDO	0.450%	2/6/09	LOC	11,940	11,940
	Rhode Island Health & Educ. (Roger Williams Univ.) VRDO	0.450%	2/6/09	LOC	9,300	9,300
	Rhode Island Health & Educ. Building Corp. CP	2.400%	2/5/09		21,000	21,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	0.450%	2/6/09	LOC	5,000	5,000
	Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	0.450%	2/6/09	LOC	4,000	4,000
	Rhode Island Health & Educ. VRDO	0.450%	2/6/09	LOC	10,965	10,965
[1]	Rhode Island Housing & Mortgage Fin. Corp. TOB VRDO	0.730%	2/6/09		5,000	5,000
[1]	Rhode Island Student Loan Auth. Student Loan Rev. TOB VRDO	0.580%	2/6/09		14,125	14,125
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.650%	2/6/09	LOC	10,000	10,000
	Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.650%	2/6/09	LOC	7,000	7,000

						98,330
South Carolina (1.4%)
	Beaufort County SC School Dist. GO	5.000%	4/1/09		3,370	3,385

	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.450%	2/6/09		24,190	24,190
	Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.450%	2/6/09		48,250	48,250
	Greenville County SC Hosp. Fac. Rev. VRDO	0.450%	2/6/09	LOC	11,600	11,600
	Greenville County SC Hosp. Fac. Rev. VRDO	0.470%	2/6/09	LOC	7,000	7,000
	Greenville County SC Hosp. Fac. Rev. VRDO	0.500%	2/6/09	LOC	31,400	31,400
[1]	Greenville County SC School Dist. Rev. TOB VRDO	0.460%	2/6/09		13,865	13,865
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance) VRDO	0.450%	2/6/09	LOC	13,000	13,000
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance) VRDO	0.450%	2/6/09	LOC	16,450	16,450
	South Carolina Jobs Econ. Dev. Auth. Rev. (Electric & Gas) VRDO	0.650%	2/6/09	LOC	7,000	7,000

	South Carolina Public Service Auth. Rev.	5.500%	1/1/10	(Prere.)	10,000	10,512
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	0.690%	2/6/09		23,150	23,150
[1]	South Carolina Public Service Auth. Rev. TOB VRDO	0.980%	2/6/09		5,520	5,520
	South Carolina Transp. Infrastructure Rev. VRDO	0.450%	2/6/09	LOC	16,500	16,500
	Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.450%	2/6/09	(12)	20,270	20,270
[1]	York County SC School Dist. (Rock Hill) TOB VRDO	0.980%	2/6/09	(4)	11,345	11,345
	York County SC School Dist. (York) BAN	3.000%	9/4/09		50,000	50,386

						313,823
South Dakota (0.3%)
	South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	0.400%	2/6/09	LOC	30,000	30,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.580%	2/6/09	LOC	15,000	15,000
	South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.580%	2/6/09	LOC	13,180	13,180

						58,180

Tennessee (2.9%)
	Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.500%	2/6/09		12,000	12,000
	Clarksville TN Public Building Auth. Rev. (Murfreesboro) VRDO	0.540%	2/6/09	LOC	6,200	6,200
[1]	Knoxville TN Waste Water System Rev. TOB VRDO	0.980%	2/6/09		14,985	14,985
	Memphis-Shelby County TN Airport Auth. Rev.	5.000%	3/1/09	(4)	2,000	2,003
	Metro. Govt. of Nashville & Davidson County TN CP	1.850%	2/9/09		17,375	17,375
	Metro. Govt. of Nashville & Davidson County TN CP	3.000%	2/12/09		15,000	15,000
	Metro. Govt. of Nashville & Davidson County TN CP	0.800%	3/5/09		33,000	33,000
	Metro. Govt. of Nashville & Davidson County TN CP	0.800%	3/6/09		7,625	7,625
	Metro. Govt. of Nashville & Davidson County TN CP	0.750%	3/11/09		15,000	15,000
[1]	Metro. Govt. of Nashville & Davidson County TN GO TOB VRDO	0.880%	2/6/09	(4)	6,165	6,165
	Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	0.200%	2/6/09		13,600	13,600

Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	0.540%	2/6/09	LOC	13,850	13,850
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.580%	2/6/09	LOC	14,000	14,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.600%	2/6/09	LOC	10,100	10,100
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.600%	2/6/09	LOC	9,135	9,135
Shelby County TN GO VRDO	0.500%	2/6/09		10,500	10,500
Shelby County TN GO VRDO	0.500%	2/6/09		141,490	141,490
Shelby County TN GO VRDO	1.750%	2/6/09		17,355	17,355
Shelby County TN GO VRDO	2.750%	2/6/09		119,800	119,800
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.400%	2/6/09	(12)	20,000	20,000
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.450%	2/6/09	(12)	30,000	30,000
Tennessee GO	3.000%	9/1/09		3,145	3,169

[1]	Tennessee Housing Dev. Agency TOB VRDO	0.590%	2/6/09		8,675	8,675
	Tennessee Local Dev. Auth. Rev. BAN	3.000%	6/24/09		56,345	56,607
	Tennessee School Board Auth. Higher Educ. Fac. CP	1.700%	2/5/09		6,000	6,000
	Tennessee School Board Auth. Higher Educ. Fac. CP	1.730%	2/5/09		15,000	15,000

						618,634
Texas (12.8%)
[1]	Austin TX Rev. TOB VRDO	0.600%	2/6/09	(13)	18,245	18,245
[1]	Austin TX Rev. TOB VRDO	0.600%	2/6/09	(13)	10,000	10,000
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.480%	2/6/09		6,600	6,600
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.510%	2/6/09	LOC	16,830	16,830
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.570%	2/6/09	(13)	5,635	5,635
[1]	Austin TX Water & Wastewater System Rev. TOB VRDO	0.880%	2/6/09	(4)	12,450	12,450
[1]	Beaumont TX Independent School District School Building TOB VRDO	0.480%	2/6/09		3,350	3,350
[1]	Bexar County TX Combined Flood Control GO TOB VRDO	1.350%	2/6/09		8,240	8,240
[1]	Bexar County TX Combined Flood Control TOB VRDO	0.530%	2/6/09		28,515	28,515
	Bexar TX Metro. Water Dist. CP	1.700%	2/5/09	LOC	11,084	11,084

	Board of Regents of the Univ. of Texas System Rev. Financing System CP	1.650%	2/6/09		11,500	11,500
[1]	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.450%	2/6/09		5,110	5,110
[1]	Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.460%	2/6/09		11,875	11,875
[1]	Carrollton TX GO TOB VRDO	0.980%	2/6/09		5,945	5,945
[1]	Clear Creek TX Independent School Dist. GO TOB VRDO	0.500%	2/6/09	LOC	13,340	13,340
[1]	Comal TX Independent School Dist. TOB VRDO	0.460%	2/6/09	LOC	10,415	10,415
[1]	Conroe TX Independent School Dist. TOB VRDO	0.530%	2/6/09		2,110	2,110
[1]	Dallas TX Area Rapid Transit TOB VRDO	0.450%	2/6/09	LOC	9,840	9,840
[1]	Dallas TX Area Rapid Transit TOB VRDO	0.920%	2/6/09	(4)(Prere.)	18,575	18,575
[1]	Dallas TX Area Rapid Transit TOB VRDO	1.530%	2/6/09		8,610	8,610
[1]	Dallas TX Independent School Dist. GO TOB PUT	0.540%	2/6/09		14,720	14,720
[1]	Dallas TX Waterworks & Sewer System Rev. TOB VRDO	0.460%	2/6/09		1,845	1,845
[1]	Dallas-Fort Worth TX International Airport Rev. TOB VRDO	1.460%	2/6/09	(4)	7,500	7,500

[1]	Denton TX Independent School Dist. TOB VRDO	0.480%	2/6/09		10,570	10,570
[1]	Denton TX Independent School Dist. TOB VRDO	0.530%	2/6/09		3,470	3,470
[1]	Denton TX Independent School Dist. TOB VRDO	0.530%	2/6/09		3,700	3,700
	Denton TX Independent School Dist. VRDO	0.450%	2/6/09		15,450	15,450
	Denton TX Independent School Dist. VRDO	0.500%	2/6/09		18,305	18,305
[1]	Edinburg TX Consolidated Independant School Dist. COP TOB VRDO	0.530%	2/6/09		12,035	12,035
[1]	Fort Bend TX Independent School Dist. GO TOB VRDO	1.150%	2/6/09		8,310	8,310
	Frisco TX GO	5.000%	2/15/09	(4)	2,950	2,954
[1]	Frisco TX GO TOB VRDO	0.890%	2/6/09	(4)	6,510	6,510
[1]	Galena Park TX Independent School Dist. GO TOB VRDO	0.650%	2/6/09		6,620	6,620
[1]	Galveston County TX GO TOB PUT	1.000%	7/30/09		9,155	9,155
[1]	Grand Prairie TX Independent School Dist. TOB VRDO	0.500%	2/6/09		7,210	7,210
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.000%	2/6/09	LOC	5,000	5,000
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.000%	2/6/09	LOC	14,350	14,350

[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.000%	2/6/09	LOC	35,000	35,000
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.000%	2/6/09	LOC	46,700	46,700
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.000%	2/6/09	LOC	40,000	40,000
[1]	Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	1.000%	2/6/09	LOC	35,000	35,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.350%	2/6/09	LOC	3,625	3,625
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.450%	2/6/09	LOC	7,500	7,500
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.650%	2/6/09	LOC	6,000	6,000
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.600%	2/2/09	LOC	4,850	4,850
	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.600%	2/2/09	LOC	6,300	6,300

	Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.400%	2/6/09	LOC	4,850	4,850
	Harris County TX GO	4.500%	10/1/09		4,750	4,821
	Harris County TX GO CP	0.400%	3/11/09		1,500	1,500
	Harris County TX GO CP	0.800%	3/11/09		10,590	10,590
	Harris County TX GO CP	1.000%	3/11/09		28,450	28,450
	Harris County TX GO CP	0.400%	5/5/09		18,548	18,548
[1]	Harris County TX GO TOB VRDO	0.460%	2/6/09		7,995	7,995
[1]	Harris County TX GO TOB VRDO	0.560%	2/6/09	(13)	30,000	30,000
[1]	Harris County TX GO TOB VRDO	0.600%	2/6/09	(4)	16,000	16,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.600%	2/2/09	LOC	3,000	3,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.620%	2/2/09	LOC	9,500	9,500
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.450%	2/6/09	LOC	5,000	5,000
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.650%	2/2/09		50,730	50,730

	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.350%	2/6/09		50,000	50,000
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.500%	2/6/09		25,000	25,000
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.550%	2/6/09		44,400	44,400
[1]	Harris County TX Health Fac. Dev. Corp. Thermal Util. Rev. TOB VRDO	0.810%	2/6/09	(12)	5,060	5,060
[1]	Harris County TX Toll Road Rev. TOB VRDO	0.460%	2/6/09		7,675	7,675
[1]	Harris County TX Toll Road Rev. TOB VRDO	0.560%	2/6/09	(13)	5,200	5,200
[1]	Harris County TX Toll Road Rev. TOB VRDO	0.630%	2/6/09	(4)(Prere.)	7,690	7,690
[1]	Houston TX Community College TOB VRDO	0.480%	2/6/09	(4)	4,150	4,150
	Houston TX GO	5.250%	3/1/09	(Prere.)	4,815	4,827
	Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.380%	2/6/09		14,295	14,295
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB PUT	1.000%	5/15/09		22,155	22,155
[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.490%	2/6/09		5,000	5,000

[1]	Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.500%	2/6/09		8,530	8,530
	Houston TX Independent School Dist. GO PUT	1.850%	6/15/09		50,000	50,000
[1]	Houston TX Independent School Dist. GO TOB VRDO	0.530%	2/6/09		6,450	6,450
[1]	Houston TX Independent School Dist. GO TOB VRDO	0.530%	2/6/09		4,205	4,205
[1]	Houston TX Independent School Dist. GO TOB VRDO	0.980%	2/6/09	(4)	4,500	4,500
[1]	Houston TX Independent School Dist. GO TOB VRDO	1.930%	2/6/09		6,485	6,485
[1]	Houston TX Util. System Rev. TOB VRDO	0.450%	2/6/09	LOC	10,310	10,310
[1]	Houston TX Util. System Rev. TOB VRDO	0.510%	2/6/09	LOC	9,000	9,000
[1]	Houston TX Util. System Rev. TOB VRDO	0.980%	2/6/09	(4)	6,015	6,015
	Houston TX Util. System Rev. VRDO	0.450%	2/6/09	LOC	25,000	25,000
	Houston TX Util. System Rev. VRDO	0.450%	2/6/09	LOC	6,200	6,200
	Humble TX Independent School Dist. School Building PUT	2.000%	7/1/09		47,025	47,025
[1]	Katy TX Independent School Dist. GO TOB VRDO	0.530%	2/6/09		3,000	3,000
[1]	Leander TX Independent School Dist. GO TOB VRDO	0.530%	2/6/09		15,445	15,445

[1]	Lower Colorado River Auth. Texas Rev. TOB VRDO	0.570%	2/6/09	(13)	11,880	11,880
	Lubbock TX Health Fac. (St. Joseph) VRDO	0.300%	2/6/09		6,900	6,900
	Lubbock TX Independent School Dist. VRDO	0.450%	2/6/09		14,800	14,800
[1]	McAllen TX Waterworks & Sewer System Rev. TOB VRDO	0.980%	2/6/09	(4)	4,525	4,525
[1]	McKinney TX ISD TOB VRDO	0.460%	2/6/09	LOC	10,300	10,300
	Mesquite TX Independent School Dist. School Building VRDO	0.500%	2/6/09		5,325	5,325
	Montgomery County TX PUT	3.000%	9/1/09		10,000	10,068
	North East TX Independent School Dist. GO	5.750%	2/1/10	(Prere.)	1,810	1,901
[1]	North East TX Independent School Dist. GO TOB VRDO	0.490%	2/6/09		26,805	26,805
[1]	North East TX Independent School Dist. GO TOB VRDO	0.500%	2/6/09	LOC	5,000	5,000
[1]	North East TX Independent School Dist. GO TOB VRDO	0.530%	2/6/09		2,355	2,355
[1]	North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	0.510%	2/6/09	LOC	13,320	13,320

	North Texas Higher Educ. Auth. Student Loan VRDO	0.700%	2/6/09	LOC	26,000	26,000
	North Texas Higher Educ. Auth. Student Loan VRDO	0.700%	2/6/09	LOC	18,000	18,000
	North Texas Higher Educ. Auth. Student Loan VRDO	0.700%	2/6/09	LOC	31,840	31,840
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.480%	2/6/09		5,460	5,460
[1]	North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.980%	2/6/09		3,810	3,810
[1]	North Texas Tollway Auth. Capital Appreciation System TOB VRDO	0.480%	2/6/09	LOC	11,650	11,650
[1]	Northside TX Independent School Dist. GO TOB PUT	0.540%	2/6/09		17,315	17,315
[1]	Northside TX Independent School Dist. GO TOB VRDO	0.530%	2/6/09		14,550	14,550
	Pasadena TX Independent School Dist. VRDO	0.450%	2/6/09		20,200	20,200
	Pasadena TX Independent School Dist. VRDO	2.000%	2/6/09	(4)	40,975	40,975
[1]	Pearland TX GO TOB VRDO	0.450%	2/6/09	LOC	10,240	10,240
[1]	Pearland TX Independent School Dist. (Austin) TOB VRDO	0.480%	2/6/09		9,000	9,000

[1]	Plano TX GO TOB VRDO	0.450%	2/6/09	5,830	5,830
[1]	Plano TX Independent School Dist. TOB VRDO	0.540%	2/6/09	14,055	14,055
	Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	0.450%	2/6/09	31,000	31,000
	San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	0.650%	2/2/09	17,800	17,800
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/09	7,400	7,400
	San Antonio TX Electric & Gas Rev.	5.125%	2/1/09	1,000	1,000
	San Antonio TX Electric & Gas Rev.	5.250%	2/1/09	3,000	3,000
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.450%	2/6/09	5,385	5,385
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.460%	2/6/09	3,450	3,450
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.460%	2/6/09	7,165	7,165
[1]	San Antonio TX Electric & Gas Rev. TOB VRDO	0.500%	2/6/09	5,110	5,110
	San Antonio TX Electric & Gas Rev. VRDO	0.450%	2/6/09	46,900	46,900
	San Antonio TX Electric & Gas System Rev. CP	1.720%	2/5/09	13,100	13,100

	San Antonio TX Electric & Gas System Rev. CP	1.100%	2/27/09		10,500	10,500
	San Antonio TX Electric & Gas System Rev. CP	1.600%	2/27/09		38,000	38,000
[1]	San Antonio TX GO TOB VRDO	0.600%	2/6/09		4,690	4,690
[2]	San Antonio TX Water Rev.	6.000%	11/15/09	(Prere.)	21,000	21,883
[1]	San Antonio TX Water Rev. TOB VRDO	0.460%	2/6/09	LOC	11,195	11,195
[1]	San Antonio TX Water Rev. TOB VRDO	0.890%	2/6/09	(4)	10,000	10,000
[1]	Sheldon TX Independent School Dist. TOB VRDO	0.560%	2/6/09		5,220	5,220
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	0.450%	2/6/09	LOC	1,700	1,700
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.300%	2/6/09		6,500	6,500
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.300%	2/6/09		10,775	10,775
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.480%	2/6/09		4,375	4,375
[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.480%	2/6/09		5,795	5,795

[1]	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.500%	2/6/09		10,515	10,515
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.450%	2/6/09	LOC	17,900	17,900
[1]	Texas A & M Univ. System Rev. TOB VRDO	0.460%	2/6/09		4,595	4,595
[1]	Texas A & M Univ. System Rev. TOB VRDO	0.500%	2/6/09		4,985	4,985
[1]	Texas Dept. Housing & Commnunity Affairs Single Family Rev. TOB VRDO	0.570%	2/6/09	(7)	7,785	7,785
[1]	Texas Dept. of Housing & Community Affairs Multifamily Housing Rev. TOB VRDO	0.750%	2/6/09	LOC	3,650	3,650
	Texas Dept. of Transp. State Highway Fund Rev. CP	1.150%	2/3/09	LOC	30,000	30,000
	Texas Dept. of Transp. State Highway Fund Rev. CP	1.250%	2/5/09	LOC	29,000	29,000
	Texas Dept. of Transp. State Highway Fund Rev. CP	0.950%	2/12/09	LOC	15,000	15,000
	Texas GO Public Finance Auth.	5.500%	10/1/09		7,000	7,144
[1]	Texas GO TOB VRDO	0.460%	2/6/09		1,365	1,365
[1]	Texas GO TOB VRDO	0.480%	2/6/09		4,695	4,695
[1]	Texas GO TOB VRDO	0.500%	2/6/09		8,685	8,685

[1]	Texas GO TOB VRDO	0.500%	2/6/09		7,585	7,585
[1]	Texas GO TOB VRDO	0.510%	2/6/09		7,500	7,500
[1]	Texas GO TOB VRDO	0.510%	2/6/09		21,560	21,560
[1]	Texas GO TOB VRDO	0.510%	2/6/09		33,800	33,800
[1]	Texas GO TOB VRDO	1.450%	2/6/09		17,930	17,930
	Texas GO Veterans Housing Assistance Program Fund II VRDO	0.700%	2/6/09		3,810	3,810
	Texas GO Veterans Housing Assistance Program VRDO	0.470%	2/6/09		27,320	27,320
[1]	Texas Muni. Gas Acquisition & Supply Corp. Rev. TOB VRDO	0.460%	2/6/09		3,865	3,865
	Texas Public Finance Auth. Rev. CP	0.400%	5/5/09		2,540	2,540
	Texas Small Business IDA IDR (Texas Public Fac. Capital Access) VRDO	0.500%	2/6/09	LOC	21,700	21,700
	Texas State Transp. Comm. First Tier	5.000%	4/1/09		3,950	3,971
	Texas State Transp. Comm. First Tier VRDO	0.470%	2/6/09		7,300	7,300
[1]	Texas State Transp. Comm. TOB VRDO	0.450%	2/6/09		20,910	20,910
[1]	Texas State Transp. Comm. TOB VRDO	0.500%	2/6/09		19,000	19,000
[1]	Texas State Univ. Student Loan GO TOB VRDO	0.590%	2/6/09		20,065	20,065

	Texas TRAN	3.000%	8/28/09	300,000	302,323
[1]	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.460%	2/6/09	8,060	8,060
[1]	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.460%	2/6/09	10,200	10,200
[1]	Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.540%	2/6/09	21,925	21,925
[1]	Texas Transp. Comm. Mobility Fund GO VRDO	0.500%	2/6/09	11,700	11,700
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	0.460%	2/6/09	8,500	8,500
[1]	Texas Transp. Comm. Mobility Fund TOB VRDO	0.460%	2/6/09	8,400	8,400
	Texas Transp. Comm. Mobility Fund VRDO	0.300%	2/6/09	78,830	78,830
[1]	Texas Transp. Comm. Rev. TOB VRDO	0.460%	2/6/09	7,500	7,500
[1]	Texas Water Dev. Board Rev. TOB VRDO	0.480%	2/6/09	5,000	5,000
[1]	Texas Water Dev. Board Rev. TOB VRDO	0.600%	2/6/09	10,455	10,455
[1]	Travis County TX GO TOB VRDO	0.480%	2/6/09	11,050	11,050
	Trinity River Auth. Texas Regional Wastewater Rev.	5.000%	8/1/09	6,265	6,348
	Univ. of Houston TX Rev. VRDO	0.500%	2/6/09	13,365	13,365

[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.450%	2/6/09		6,560	6,560
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.500%	2/6/09		3,580	3,580
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.500%	2/6/09		5,995	5,995
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	4.000%	2/6/09		19,895	19,895
[1]	Univ. of Texas Rev. TOB PUT	1.000%	2/15/09		33,215	33,215
	Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.400%	2/6/09		54,550	54,550
	Weslaco TX Health Facs. (Knapp Medical Center) VRDO	0.400%	2/6/09	LOC	4,850	4,850
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.650%	2/2/09		11,900	11,900

						2,761,972
Utah (1.0%)
	Davis County UT School Dist. TAN	3.000%	6/30/09		27,000	27,133
	Emery County UT PCR (Pacificorp) VRDO	0.530%	2/6/09	LOC	10,000	10,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.540%	2/2/09		5,000	5,000
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.650%	2/2/09		61,100	61,100

[1]	Salt Lake City UT Sales Tax Rev. TOB VRDO	0.650%	2/6/09		5,635	5,635
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.550%	2/6/09		12,250	12,250
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.550%	2/6/09		16,450	16,450
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.400%	2/6/09		9,395	9,395
	Utah Housing Corp. Single Family Mortgage Rev. VRDO	1.400%	2/6/09		12,175	12,175
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.550%	2/6/09		6,985	6,985
	Utah Housing Finance Auth. (Single Family Mortgage) VRDO	1.400%	2/6/09		5,605	5,605
	Utah State Board of Regents Student Loan Rev. VRDO	0.570%	2/6/09	LOC	20,000	20,000
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.450%	2/6/09		5,745	5,745
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.460%	2/6/09		5,000	5,000
[1]	Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.790%	2/6/09	(4)	10,690	10,690

						213,163

Vermont (0.1%)
	Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health) VRDO	0.430%	2/6/09	LOC	9,120	9,120
[1]	Vermont Housing Finance Agency Single Family TOB VRDO	1.250%	2/6/09	(4)	5,810	5,810

						14,930
Virginia (1.6%)
	Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.470%	2/6/09	LOC	6,000	6,000
	Capital Beltway Funding Corp. VA Toll Rev. VRDO	0.400%	2/6/09	LOC	15,000	15,000
	Fairfax County VA IDA Rev. VRDO	0.450%	2/6/09		6,530	6,530
[1]	Fairfax County VA Public Improvement TOB VRDO	0.460%	2/6/09		3,300	3,300
[1]	Hampton VA Roads Sanitation Dist Wastewater Rev. TOB VRDO	0.450%	2/6/09		7,735	7,735
	Hanover County VA Econ. Dev. Auth. Rev. (Bon Secours Health) VRDO	0.420%	2/6/09	LOC	6,800	6,800
	Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) VRDO	1.340%	2/6/09	(4)	68,450	68,450
	Norfolk VA GO	4.000%	4/1/09		6,530	6,553
	Norfolk VA GO VRDO	0.630%	2/6/09		12,180	12,180

	Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	0.700%	2/6/09		34,115	34,115
	Rector & Visitors of the Univ. of Virginia CP	0.450%	4/1/09		5,000	5,000
[1]	Richmond VA Public Util. Rev. TOB VRDO	0.880%	2/6/09	(4)	4,875	4,875
[1]	Univ. of Virginia TOB VRDO	0.450%	2/6/09		7,560	7,560
[1]	Univ. of Virginia TOB VRDO	0.460%	2/6/09		2,005	2,005
[1]	Univ. of Virginia TOB VRDO	0.510%	2/6/09		3,300	3,300
[1]	Univ. of Virginia TOB VRDO	0.510%	2/6/09		12,000	12,000
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/09		9,670	9,670
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	9/1/09		2,760	2,831
	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	3.000%	9/1/09		4,450	4,512
[1]	Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program TOB VRDO	0.450%	2/6/09		9,315	9,315
[1]	Virginia College Building Auth. VA (Educ. Facs. Rev.) TOB VRDO	0.460%	2/6/09		11,000	11,000

[1]	Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.700%	2/6/09		19,105	19,105
[1]	Virginia Housing Dev. Auth. Rev. TOB VRDO	0.580%	2/6/09		13,735	13,735
	Virginia Public School Auth. Rev.	5.000%	2/1/09		1,000	1,000
[1]	Virginia Public School Auth. Rev. TOB VRDO	0.980%	2/6/09	(4)	10,020	10,020
[1]	Virginia Public School Auth. TOB VRDO	0.650%	2/6/09		9,300	9,300
[1]	Virginia Resources Auth. Clean Water Rev. TOB VRDO	0.450%	2/6/09		5,000	5,000
	Virginia Small Business Finance Auth. Rev. (Hampton Univ.) VRDO	0.470%	2/6/09	LOC	16,250	16,250
[1]	Winchester VA IDA Hosp. Rev. TOB VRDO	0.560%	2/6/09	(13)	44,735	44,735

						357,876
Washington (2.7%)
[1]	Bellevue WA GO TOB VRDO	1.130%	2/6/09	(4)	12,100	12,100
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.450%	2/6/09		6,210	6,210
[1]	Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.980%	2/6/09		5,850	5,850
	Chelan County WA Public Util. Dist. VRDO	0.600%	2/6/09		92,880	92,880

[1]	Energy Northwest WA Electric Rev. TOB VRDO	0.460%	2/6/09		5,120	5,120
	Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	1.250%	2/6/09		6,400	6,400
[1]	King County WA Sewer Rev. TOB VRDO	0.450%	2/6/09	LOC	13,345	13,345
[1]	King County WA Sewer Rev. TOB VRDO	0.510%	2/6/09	LOC	7,630	7,630
	Port of Seattle WA Rev. CP	1.700%	2/6/09	LOC	26,935	26,935
[1]	Port of Seattle WA Rev. TOB VRDO	1.030%	2/6/09	(4)	12,100	12,100
[1]	Port of Seattle WA Rev. TOB VRDO	1.130%	2/6/09		7,425	7,425
[1]	Port of Seattle WA Rev. TOB VRDO	1.200%	2/6/09	(4)	14,140	14,140
[1]	Seattle WA Drain & Wastewater Rev. TOB VRDO	0.450%	2/6/09		6,370	6,370
[1]	Seattle WA Drain & Wastewater Rev. TOB VRDO	0.760%	2/6/09	(4)	9,000	9,000
[1]	Seattle WA Muni. Light & Power Rev. TOB VRDO	1.380%	2/6/09	(4)	10,000	10,000
[1]	Seattle WA Muni. Light & Power Rev. TOB VRDO	1.380%	2/6/09	(4)	5,995	5,995
[1]	Seattle WA Refunding & Improvement GO TOB VRDO	0.460%	2/6/09		2,895	2,895
[1]	Seattle WA Water System Rev. TOB VRDO	0.510%	2/6/09	LOC	12,895	12,895
	Snohomish County WA Public Util. Dist.	3.750%	8/5/09		9,000	9,065

	Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	0.750%	2/6/09	LOC	12,250	12,250
	Washington Econ. Dev. Finance Auth. Econ. Dev. Rev. (Puget Sound Blood Center) VRDO	0.470%	2/6/09	LOC	5,125	5,125
	Washington GO	6.250%	6/1/09		11,465	11,657
	Washington GO	5.625%	7/1/09	(Prere.)	3,440	3,513
	Washington GO	6.000%	1/1/10	(Prere.)	1,250	1,306
	Washington GO	6.000%	1/1/10	(Prere.)	1,000	1,045
	Washington GO	6.000%	1/1/10	(Prere.)	5,335	5,574
	Washington GO	6.000%	1/1/10	(Prere.)	12,990	13,648
[1]	Washington GO TOB PUT	1.600%	2/6/09		11,800	11,800
[1]	Washington GO TOB VRDO	0.800%	2/2/09	(4)	3,995	3,995
[1]	Washington GO TOB VRDO	0.450%	2/6/09	LOC	11,085	11,085
[1]	Washington GO TOB VRDO	0.490%	2/6/09		6,075	6,075
[1]	Washington GO TOB VRDO	0.500%	2/6/09	LOC	8,660	8,660
[1]	Washington GO TOB VRDO	0.520%	2/6/09		3,085	3,085
[1]	Washington GO TOB VRDO	0.880%	2/6/09	(4)	6,770	6,770
[1]	Washington GO TOB VRDO	0.980%	2/6/09	(4)	7,995	7,995
[1]	Washington Health Care Fac. Auth. (Catholic Health Initiatives) TOB VRDO	0.460%	2/6/09		7,505	7,505
	Washington Health Care Fac. Auth. (Children's Hospital) VRDO	0.450%	2/6/09	LOC	16,960	16,960

	Washington Health Care Fac. Auth. (Children's Hospital) VRDO	0.450%	2/6/09	LOC	11,000	11,000
	Washington Health Care Fac. Auth. (Fred Hutchinson Cancer Research Center) VRDO	0.400%	2/6/09	LOC	22,625	22,625
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.550%	2/6/09	(12)	9,000	9,000
	Washington Health Care Fac. Auth. (Peace Health) VRDO	0.300%	2/6/09	LOC	5,000	5,000
	Washington Health Care Fac. Auth. (Peace Health) VRDO	0.300%	2/6/09	LOC	5,400	5,400
[1]	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.790%	2/6/09	(4)	12,475	12,475
[1]	Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.800%	2/6/09	(4)	8,610	8,610
	Washington Health Care Fac. Auth. (Swedish Health Services) TOB VRDO	0.750%	2/6/09	LOC	37,050	37,050
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.400%	2/6/09	LOC	13,950	13,950

	Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	0.700%	2/6/09	LOC	15,570	15,570
	Washington Housing Finance Comm. Multi Family Housing Rev. VRDO	0.580%	2/6/09	LOC	4,375	4,375
[1]	Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	0.560%	2/6/09		19,995	19,995
[1]	Washington State GO TOB VRDO	0.450%	2/6/09		5,318	5,318
[1]	Washington State GO TOB VRDO	0.450%	2/6/09		11,532	11,532

						586,303
West Virginia (0.3%)
	Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	0.470%	2/6/09	LOC	4,050	4,050
	West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.450%	2/6/09	LOC	10,000	10,000
	West Virginia Hosp. Finance Auth. Rev. (Cabell Hospital) VRDO	0.450%	2/6/09	LOC	10,000	10,000
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.400%	2/6/09	LOC	18,250	18,250

	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.450%	2/6/09	LOC	11,000	11,000
[1]	West Virginia Housing Dev. Rev. TOB VRDO	0.590%	2/6/09		4,650	4,650

						57,950
Wisconsin (2.8%)
	Madison WI Metro. School Dist. TRAN	3.000%	9/4/09		64,000	64,491
	Oak Creek City WI (Wisconsin Electric Power Company Project) VRDO	0.470%	2/6/09	LOC	18,000	18,000
	Pleasant Prairie Village WI PCR Refunding Bonds Rev. (Wisconsin Electric Power Company) VRDO	0.500%	2/6/09	LOC	9,100	9,100
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.600%	2/2/09	LOC	9,600	9,600
	Wisconsin GO CP	1.900%	2/11/09		16,000	16,000
[1]	Wisconsin GO TOB VRDO	0.450%	2/6/09		6,405	6,405
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Incorporated) VRDO	0.450%	2/6/09	LOC	19,000	19,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services) VRDO	0.450%	2/6/09	LOC	9,325	9,325

	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.420%	2/6/09	LOC	7,500	7,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (Marquette Univ.) VRDO	0.530%	2/6/09	LOC	4,400	4,400
	Wisconsin Health & Educ. Fac. Auth. Rev. (Medical College Wisconsin) VRDO	0.300%	2/6/09	LOC	15,500	15,500
	Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	0.560%	2/6/09	LOC	7,250	7,250
[1]	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	0.610%	2/6/09		3,815	3,815
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	2/6/09		1,410	1,410
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.610%	2/6/09		10,000	10,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.650%	2/6/09		2,265	2,265
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.650%	2/6/09		52,305	52,305

	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.650%	2/6/09		53,230	53,230
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.650%	2/6/09		34,000	34,000
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.700%	2/6/09		18,645	18,645
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.800%	2/6/09		94,595	94,595
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.900%	2/6/09		14,780	14,780
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	1.250%	2/6/09	(4)	9,110	9,110
	Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	8.750%	2/6/09		45,430	45,430
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.700%	2/6/09		10,180	10,180
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.700%	2/6/09		10,950	10,950
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.700%	2/6/09		5,175	5,175
	Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.700%	2/6/09		5,220	5,220
[1]	Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	0.450%	2/6/09	LOC	10,220	10,220
	Wisconsin School Dist. Cash Flow Management Program COP TRAN	3.000%	9/17/09	LOC	7,450	7,505
	Wisconsin School Dist. Cash Flow Management Program COP TRAN	3.000%	10/30/09	LOC	20,000	20,191
[1]	Wisconsin State Helath & Educ. Fac. Auth. TOB VRDO	0.550%	2/6/09		11,775	11,775

						607,372
Wyoming (0.4%)
	Sweetwater County WY PCR (Pacificcorp) VRDO	0.500%	2/6/09	LOC	3,750	3,750
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.700%	2/6/09		6,050	6,050
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.700%	2/6/09		3,000	3,000
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.700%	2/6/09		8,000	8,000
	Wyoming Community Dev. Auth. Housing Rev. VRDO	0.700%	2/6/09		12,000	12,000
	Wyoming Student Loan Corp. Rev. VRDO	0.600%	2/6/09	LOC	50,000	50,000

						82,800
Total Tax-Exempt Municipal Bonds (Cost $20,547,682)						20,547,682

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
[3]	Vanguard Municipal Cash Management Fund (Cost $1,027,358)	0.572%	1,027,358,295	1,027,358

Total Investments (99.7%) (Cost $21,575,040)				21,575,040
Other Assets and Liabilities-Net (0.3%)				61,581
Net Assets (100%)				21,636,621

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of these securities was $5,523,321,000, representing 25.5% of net assets.

2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of January 31, 2009.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	1,027,358
Level 2- Other significant observable inputs	20,547,682
Level 3- Significant unobservable inputs	-
Total	21,575,040

The majority of the fund’s investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	March 23, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.